                                                      Registration No. 333-90787


    As filed with the Securities and Exchange Commission on April 24, 2002

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM S-6
                        POST-EFFECTIVE AMENDMENT NO. 4
                        TO REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                        American General Life Companies
                              2929 Allen Parkway
                             Houston, Texas 77019
               (Name and Complete Address of Agent for Service)

               Title and Amount of Securities Being Registered:
                 An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                    Under Variable Life Insurance Policies


Amount of Filing Fee:  None required.

It is proposed that this filing will become effective on May 1, 2002 pursuant to paragraph (b) of Rule 485.

Registrant elects to be governed by Rule 63-e(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                 RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                 PROSPECTUS CAPTION
-----------------------------------------------------------
1                                        Additional Information: Separate
                                         Account VL-R.
2                                        Additional Information: AGL.
3                                        Inapplicable.
4                                        Additional Information: Distribution
                                         of Policies.
5, 6                                     Additional Information: Separate
                                         Account VL-R.
7                                        Inapplicable.**
8                                        Inapplicable.**
9                                        Additional Information: Legal Matters.
10(a)                                    Additional Information: Your
                                         Beneficiary,
                                          Assigning Your Policy.
10(b)                                    Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?
10(c)(d)                                 Basic Questions You May Have: How can I
                                          change my Policy's insurance coverage?
                                          How can I access my investment in a
                                          Policy? Can I choose the form in which
                                          AGL pays out any proceeds from my
                                          Policy? Additional Information:
                                          Payment of Policy Proceeds.
10(e)                                    Basic Questions You May Have: Must I
                                          invest any minimum amount in a policy?
10(f)                                    Additional Information: Voting
                                          Privileges.
10(g)(1), 10(g)(4), 10(h)(3), 10(h)(2)   Basic Questions You May Have: To what
                                          extent will AGL vary the terms and
                                          conditions of the Policies in
                                          particular cases? Additional
                                          Information: Voting Privileges;
                                          Additional Rights That We Have.
10(g)(3), 10(g)(4), 10(h)(3), 10(h)(4)   Inapplicable.**
10(i)                                    Additional Information: Separate
                                         Account VL-R;
                                          Tax Effects.
11                                       Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?  Additional
                                          Information: Separate Account VL-R.
12(a)                                    Additional Information:  Separate
                                         Account VL-R;
                                          Front Cover.
12(b)                                    Inapplicable.**
12(c), 12(d)                             Inapplicable.**
12(e)                                    Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
13(a)                                    Basic Questions You May Have:  What
                                          charges will AGL deduct from my
                                          investment in a Policy?
                                          What charges and expenses will the
                                          Mutual Funds deduct from the amounts
                                          I invest through my Policy?
                                          Additional Information:  More About
                                          Policy Charges.
13(b)                                    Illustrations of Hypothetical Policy
                                         Benefits.
13(c)                                    Inapplicable.**

13(d)                                    Basic Questions You May Have:  To what
                                          extent will AGL vary the terms and
                                          conditions of the Policy in
                                          particular cases?
13(e), 13(f), 13(g)                      None.
14                                       Basic Questions You May Have:  How can
                                          I invest money in a Policy?
15                                       Basic Questions You May Have:  How can
                                          I invest money in a Policy?  How do I
                                          communicate with AGL?
16                                       Basic Questions You May Have:  How will
                                          the value of my investment in a Policy
                                          change over time?

ITEM NO.                                 ADDITIONAL INFORMATION
---------------------------------------------------------------
17(a), 17(b)                             Captions referenced under Items 10(c),
                                          10(d) and 10(e).
17(c)                                    Inapplicable.**
18(a)                                    Captions referred to under Item 16.
18(b), 18(d)                             Inapplicable.**
18(c)                                    Additional Information: Separate
                                         Account VL-R.
19                                       Additional Information: Separate
                                         Account VL-R;
                                          Our  Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d), 20(e), 20(f) Inapplicable.**
21(a), 21(b)                             Basic Questions You May Have:  How
                                          can I access my investment in a
                                          Policy?  Additional Information:
                                          Payment of Policy Proceeds.
21(c)                                    Inapplicable.**
22                                       Additional Information:  Payment of
                                          Policy Proceeds- Delay to Challenge
                                          Coverage.
23                                       Inapplicable.**
24                                       Basic Questions You May Have;
                                          Additional Information.
25                                       Additional Information:  AGL.
26                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
27                                       Additional Information:  AGL.
28                                       Additional Information:  AGL's
                                          Management.
29                                       Additional Information:  AGL.
30, 31, 32, 33, 34                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
35                                       Inapplicable.**
36                                       Inapplicable.**
37                                       None.
38, 39                                   Additional Information: Distribution
                                          of the Policies.
40                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
41(a)                                    Additional Information: Distribution of
                                          the Policies.
41(b), 41(c)                             Inapplicable**
41,43                                    Inapplicable, because the Separate
                                          Account did not commence operations
                                          or issue any securities until 1998.
44(a)(1), 44(a)(2), 44(a)(3)             Basic Questions You May Have: How will
                                          the value of my investment in a Policy
                                          change over time?
44(a)(4)                                 Additional Information:  Tax Effects-
                                          Our taxes.
44(a)(5), 44(a)(6)                       Basic Questions You May Have: What
                                          charges will AGL deduct from my
                                          investment in a Policy?
44(b)                                    Inapplicable.**
44(c)                                    Caption referenced in 13(d) above.

45                                       Inapplicable, because the Separate
                                          Account did not commence operations
                                          until 1998.
46(a)                                    Captions referenced in 44(a) above.
46(b)                                    Inapplicable.**
47, 48, 49                               None.
50                                       Inapplicable.**
51                                       Inapplicable.**
52(a), 52(c)                             Basic Questions You May Have:  To what
                                          extent can AGL vary the terms and
                                          conditions of the Policy in
                                          particular cases?
                                          Additional Information:  Additional
                                          Rights That We Have.
52(b), 52(d)                             None.
53(a)                                    Additional Information:  Tax Effects-
                                          Our taxes.
53(b), 54                                Inapplicable.**
55                                       Illustrations of Hypothetical Policy
                                          Benefits.
56-59                                    Inapplicable.**


* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the
     Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                        PLATINUM INVESTOR (SM) SURVIVOR
 Last Survivor Flexible Premium Variable Life Insurance Policy (the "Policy")
                                   Issued by
                American General Life Insurance Company ("AGL")

                 ADMINISTRATIVE CENTER:                                  HOME OFFICE:                    PREMIUM PAYMENTS:
(Express Delivery)                      (U.S. Mail)                      2727-A Allen Parkway            (Express Payments and
VUL Administration                      VUL Administration               Houston, Texas 77019-2191        U.S. Mail)
2727-A Allen Parkway                    P. O. Box 4880                   1-713-831-3443,                  #1 Franklin Square
Houston, Texas 77019-2191               Houston, Texas 77210-4880        1-888-325-9315                   Springfield, IL 62713-0001
1-713-831-3443, 1-888-325-9315
(Hearing Impaired) 1-888-436-5258
Fax: 1-877-445-3098
(Except premium payments)

     This booklet is called the "prospectus."

            Investment options. The AGL declared fixed interest account is the fixed investment option for these Policies You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time:

                       Fund                      Investment Adviser                 Investment Option
                       ----                      ------------------                 -----------------
.. AIM Variable Insurance Funds................. A I M Advisors, Inc............... AIM V.I. International Growth Fund
    -Class I Shares                                                                AIM V.I. Premier Equity Fund
.. American Century Variable Portfolios, Inc.... American Century Investment....... VP Value Fund
                                                   Management, Inc.
.. Ayco Series Trust............................ The Ayco Company, L.P............. Ayco Growth Fund
.. Credit Suisse Trust.......................... Credit Suisse Asset Management,... Small Cap Growth Portfolio
                                                   LLC
.. Dreyfus Investment Portfolios................ The Dreyfus Corporation........... MidCap Stock Portfolio - Initial shares
.. Dreyfus Variable Investment Fund............. The Dreyfus Corporation........... Quality Bond Portfolio - Initial shares
                                                                                   Small Cap Portfolio - Initial shares
.. Fidelity Variable Insurance Products Fund.... Fidelity Management &............. VIP Asset Manager(SM) Portfolio - Service Class 2
                                                   Research Company                VIP Contrafund(R) Portfolio - Service Class 2
                                                                                   VIP Equity-Income Portfolio - Service Class 2
                                                                                   VIP Growth Portfolio - Service Class 2
.. Franklin Templeton Variable Insurance........ Franklin Advisers, Inc............ Franklin U.S. Government Fund - Class 2
     Products Trust                             Franklin Mutual Advisers, LLC      Mutual Shares Securities Fund - Class 2
                                                Templeton Investment Counsel, LLC  Templeton Foreign Securities Fund - Class 2
.. Janus Aspen Series - Service Shares.......... Janus Capital..................... Aggressive Growth Portfolio
                                                                                   International Growth Portfolio
                                                                                   Worldwide Growth Portfolio
.. J. P. Morgan Series Trust II................. J. P. Morgan Investment .......... JPMorgan Small Company
                                                  Management Inc.                    Portfolio
.. MFS Variable Insurance Trust................. Massachusetts Financial Services.. MFS Capital Opportunities Series
                                                  Company                          MFS Emerging Growth Series
                                                                                   MFS New Discovery Series
                                                                                   MFS Research Series
.. Neuberger Berman Advisers Management......... Neuberger Berman Management....... Mid-Cap Growth Portfolio
    Trust                                         Inc.
.. PIMCO Variable Insurance Trust............... Pacific Investment Management..... PIMCO Real Return Portfolio
    Administrative Class                          Company LLC                      PIMCO Short-Term Portfolio
                                                                                   PIMCO Total Return Portfolio
.. Putnam Variable Trust........................ Putnam Investment Management,..... Putnam VT Diversified Income Fund - Class IB
                                                  LLC                              Putnam VT Growth and Income Fund - Class IB
                                                                                   Putnam VT International Growth and
                                                                                     Income Fund - Class IB
.. SAFECO Resource Series Trust................. SAFECO Asset Management........... RST Equity Portfolio
                                                  Company                          RST Growth Opportunities Portfolio
.. SunAmerica Series Trust...................... SunAmerica Asset.................. Aggressive Growth Portfolio - Class A
                                                  Management Corp.                 SunAmerica Balanced Portfolio - Class A
.. The Universal Institutional Funds, Inc....... Morgan Stanley Investment......... Equity Growth Portfolio
                                                  Management Inc.                  High Yield Portfolio
.. VALIC Company I.............................. VALIC............................. International Equities Fund
                                                                                   Mid Cap Index Fund
                                                                                   Money Market I Fund
                                                                                   Nasdaq-100(R) Index Fund
                                                                                   Science & Technology Fund
                                                                                   Small Cap Index Fund
                                                                                   Stock Index Fund
.. Vanguard Variable Insurance Fund............. Wellington Management............. High Yield Bond Portfolio
                                                  Company, LLP
                                                The Vanguard Group                 REIT Index Portfolio
.. Van Kampen Life Investment Trust............. Van Kampen Asset.................. Growth and Income Portfolio
    -Class I Shares                               Management Inc.

Separate prospectuses contain more information about the Mutual Funds ("Funds" or "Mutual Funds") in which we invest the amounts that you allocate to any of the above- listed investment options (other than our declared fixed interest account option). The formal name of each such Fund is set forth in the chart that appears on page 1. Your investment results in any such option will depend on those of the related Fund. You should be sure you also read the prospectus of the Mutual Fund for any such investment option you may be interested in. You can request free copies of any or all of the Mutual Fund prospectuses from your AGL representative or from us at either our Home Office or Administrative Center listed above.

         Other choices you have. During the insured persons' lifetimes, you may, within limits, (1) request an increase or decrease in the amount of insurance,
(2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value under your Policy, upon the last surviving insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage.

         Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund you the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

         Charges and expenses. We deduct charges and expenses, including charges for any additional benefit riders you choose, from the amounts you invest. These are described beginning on page 7.

         Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense. The Policies are not available in all states.

         The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.

                     This prospectus is dated May 1, 2002

                           GUIDE TO THIS PROSPECTUS

         This prospectus contains information that you should know before you purchase a Platinum Investor(SM) Survivor variable life policy ("Policy") or exercise any of your rights or privileges under a Policy. This prospectus generally describes only the variable portion of the Policy, except where the fixed account is specifically mentioned. The Policy is based on the lives of two persons. We call each person a contingent insured. We pay the death benefit proceeds upon the death of the last surviving contingent insured. Please read this prospectus carefully and keep it for future reference.

         Sales of Platinum Investor Survivor. AGL will only accept Platinum Investor Survivor Policy applications in the state of New Jersey.

         Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                                                    Page to See
Basic Questions You May Have                                                        in this Prospectus
----------------------------                                                        ------------------
..     How can I invest money in a Policy?...........................................          5
..     How will the value of my investment in a Policy change over time?.............          6
..     What charges will AGL deduct from my investment in a Policy?..................          7
..     What charges and expenses will the Mutual Funds deduct from
        amounts I invest through my Policy?.........................................         10
..     What payments does AGL receive from the Mutual Funds?.........................         15
..     What is the amount of insurance ("death benefit")
        that AGL pays when the last surviving contingent insured dies?..............         15
..     What is joint equal age?......................................................         18
..     Must I invest any minimum amount in a Policy?.................................         18
..     How can I change my Policy's investment options?..............................         20
..     How can I change my Policy's insurance coverage?..............................         21
..     What additional rider benefits might I select?................................         22
..     What is my Policy's exchange option?..........................................         24
..     How can I access my investment in a Policy?...................................         26
..     Can I choose the form in which AGL pays out the proceeds
        from my Policy?.............................................................         28
..     To what extent can AGL vary the terms and conditions of the Policy
        in particular cases?........................................................         29

                                                                                    Page to See
Basic Questions You May Have                                                        in this Prospectus
----------------------------                                                        ------------------
..    How will my Policy be treated for income tax purposes?.........................         30
..    How do I communicate with AGL?.................................................         30

         Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. See "How do I communicate with AGL?" on page 30. Also see "Services Agreements" on page 63. This booklet is called the "prospectus."

         Illustrations of a hypothetical Policy. Starting on page 32, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

         Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page 36, or in the forms of our Policy and riders. A table of contents for the "Additional Information" portion of this prospectus also appears on page 36. You can obtain copies of our Policy and rider forms from (and direct any other questions to) your AGL representative or our Administrative Center (shown on the first page of this prospectus).

         AGL's financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page VL-R-1.

         Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page 65, which follows all of the financial pages). That index will refer you to pages that contain more about many of the words and phrases that we use.

BASIC QUESTIONS YOU MAY HAVE

How can I invest money in a Policy?

         Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the contingent insureds. We can refuse to accept a subsequent premium payment that is less than $25. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your right to return expires, as discussed on page 2, will be allocated upon receipt to the available investment options you have chosen.

         Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "How will my Policy be treated for income tax purposes?" beginning on page 30 and "Tax Effects" beginning on page 38. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

         Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the contingent insureds do not provide us with adequate evidence that they continue to meet our requirements for issuing insurance.

         Checks and money orders. You may pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown on the first page of this prospectus.

         Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

         Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29/th/, 30/th/ or 31/st/ of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 48.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the money market investment option becomes exhausted. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. We do not charge you for using this service.

         Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. We do not charge you for using this service.

How will the value of my investment in a Policy change over time?

         Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 7 under "Premium tax charge" (or "Tax charge back" if you are a resident of Oregon when you purchase your Policy) and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

         Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your accumulation value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 7 under "What charges will AGL deduct from my investment in a Policy?"

         You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown on the first page of this prospectus).

         We invest any accumulation value you have allocated to our declared fixed interest account option as part of our general assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an effective annual rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in our declared fixed interest account option, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 10. The "daily charge" described on page 7 and the charges and expenses of the Mutual Funds discussed on pages 10 - 15 do not apply to our declared fixed interest account option.

         Policies are "non-participating." You will not be entitled to any dividends from AGL.

What charges will AGL deduct from my investment in a Policy?

         Premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range from 0.75% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return.

         Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon Law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 2% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

         Other deductions from each premium payment. After we deduct the applicable premium tax (or a tax charge back if we issued your Policy in Oregon) from your premium payment, we will deduct 6.5% of the remainder on all premiums received during the first 10 years. Thereafter we will deduct 1.0% of each premium, after deducting the applicable premium tax or tax charge back. Your Policy refers to these deductions as a Premium Expense Charge. We use these charges to cover sales expenses, including commissions.

         Daily charge. We will deduct a daily charge at an annual effective rate of 0.40% of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.20%, and after 30 years, to an annual effective rate of 0.10%. Since the Policies were first offered only in the year 2000, the reduction has not yet taken effect under any outstanding Policies. We apply this charge to pay for our mortality and expense risks.

         Monthly administration fee. This fee is made up of two charges shown together as the Monthly Administration Fee shown on page 4 of your Policy.

         .     Flat monthly charge. We will deduct $6 from your accumulation
               -------------------
               value each month. We may lower this charge but it is guaranteed to never exceed $6. The flat monthly charge is part of the Monthly Administration Fee shown on page 4 of your Policy. We use this charge to pay for the cost of administrative services we provide under the Policies.

         .     Monthly charge per $1,000 of base coverage. We deduct this charge
               ------------------------------------------
               monthly from your accumulation value for the first 10 Policy years. This monthly charge also applies to the amount of any increase in base coverage during the 10 Policy years following the increase. This charge varies according to the amount of base coverage and the ages and the premium classes of the contingent insureds. The dollar amount of this charge changes with each change in your Policy's base coverage. (We describe your base coverage and specified amount under "Your specified amount of insurance" on page 15.) This charge is a maximum of $1.00 for each $1000 of the base coverage portion of the specified amount. The actual amount of this charge for your Policy is the amount in excess of the first $6 of the Monthly Administration Fee shown on page 4 of your Policy.

         We use this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

         Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the last surviving contingent insured died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

         . greater amounts at risk result in a higher monthly insurance charge; and

         .     higher cost of insurance rates also result in a higher monthly insurance charge.

         Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are generally lower than the guaranteed maximum rates for insured persons in most age and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

         In general, the longer you own your Policy, the higher the cost of insurance rate will be as the contingent insureds grow older. Also our cost of insurance rates will generally be lower if one or both of the insured persons is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users. On the other hand, contingent insureds who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

         We use this charge to fund the death benefits we pay under the Policies.

         Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the contingent insureds or the specific coverage you choose under the rider. The riders we offer are four year term rider, two versions of maturity extension rider, return of premium death benefit rider and single life annually renewable term insurance rider. The riders are described beginning on page 22, under "What additional rider benefits might I select?" The specific charges for any rider you choose are shown on page 3 of your Policy. We use these charges to pay for the benefits under the riders and to help offset the risks we assume.

         Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 9 Policy years (and for a maximum of the first 9 Policy years after any requested increase in the Policy's base coverage). We will apply the surrender charge only to the base coverage portion of the specified amount.

         The amount of the surrender charge depends on the ages and other insurance characteristics of the contingent insureds. Your Policy's surrender charge will be found in the table beginning on page 25 of the Policy. It may initially be as high as $50 per $1,000 of base coverage or as low as $0 per $1,000 of base coverage (or any increase in the base amount).

         We are permitted to not charge some or all of the surrender charges under certain limited circumstances, according to the terms of a Policy endorsement.

         We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's base coverage portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the base coverage that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" beginning on page 26 and "Change of death benefit option" beginning on page 21. For those Policies that lapse in the first 9 Policy years, we use this charge to help recover sales expenses.

         Partial surrender fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. We use this charge to help pay for the expense of making a partial surrender.

         Transfer fee. We may charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. We do not currently assess this charge but reserve the right to do so in the future. This charge will be deducted from the investment options in the same ratio as the requested transfer. We use this charge to help pay for the expense of making the requested transfer.

         Illustrations. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

         Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

         For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 47.

         Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

What charges and expenses will the Mutual Funds deduct from amounts I invest through my Policy?

         Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. The charges and expenses that we show in the following table are for each Fund's most recent fiscal year ended, unless we indicate otherwise:


THE MUTUAL FUNDS' ANNUAL EXPENSES/1/ (as a percentage of average net assets)


                                                 Fund                             Other Fund              Total Fund
                                              Management                           Operating               Operating
                                              Fees (After                       Expenses (After         Expenses (After
                                                Expense            12b-1            Expense                Expense
               Name of Fund                 Reimbursement)/(4)/     Fees        Reimbursement)/(4)/     Reimbursement)/(4)/
                                            --------------          ----        --------------          -------------
AIM Variable Insurance Funds -
Class I Shares:/1/

AIM V.I. International Growth Fund              0.73%                                0.32%                   1.05%

AIM V.I. Premier Equity Fund                    0.60%                                0.25%                   0.85%

American Century Variable
Portfolios, Inc.:/1/

VP Value Fund/2/                                0.97%                                0.00%                   0.97%

Ayco Series Trust:/3/

Ayco Growth Fund                                0.00%                                1.00%                   1.00%


                                      10            (Footnotes begin on page 13)

                                                 Fund                             Other Fund              Total Fund
                                              Management                           Operating               Operating
                                              Fees (After                       Expenses (After         Expenses (After
                                                Expense            12b-1            Expense                Expense
               Name of Fund                 Reimbursement)/(4)/     Fees        Reimbursement)/(4)/     Reimbursement)/(4)/
                                            --------------          ----        --------------          -------------
Credit Suisse Trust:/1/

Small Cap Growth Portfolio                      0.90%                               0.22%                   1.12%

Dreyfus Investment Portfolios:/1/

MidCap Stock Portfolio - Initial                0.75%                               0.14%                   0.89%
         shares

Dreyfus Variable Investment Fund:/1/

Quality Bond Portfolio - Initial shares         0.65%                               0.10%                   0.75%

Small Cap Portfolio - Initial shares            0.75%                               0.04%                   0.79%

Fidelity Variable Insurance Products
Fund:/1,/5/

VIP Asset Manager(SM) Portfolio -               0.53%               0.25%           0.12%                   0.90%
         Service Class 2/6/

VIP Contrafund(R) Portfolio -                    0.58%              0.25%           0.11%                   0.94%
         Service Class 2/6/

VIP Equity-Income Portfolio -                   0.48%               0.25%           0.11%                   0.84%
         Service Class 2/6/

VIP Growth Portfolio -                          0.58%               0.25%           0.10%                   0.93%
         Service Class 2/6/

Franklin Templeton Variable
Insurance Products Trust:/1,/7/

Franklin U.S. Government Fund -                 0.51%               0.25%           0.02%                   0.78%
         Class 2/8/

Mutual Shares Securities Fund -                 0.60%               0.25%           0.19%                   1.04%
         Class 2

Templeton Foreign Securities Fund -             0.68%               0.25%           0.22%                   1.15%
         Class 2/4,/9/

Janus Aspen Series - Service
Shares:/10/

Aggressive Growth Portfolio                     0.65%               0.25%           0.02%                   0.92%

International Growth Portfolio                  0.65%               0.25%           0.06%                   0.96%

Worldwide Growth Portfolio                      0.65%               0.25%           0.04%                   0.94%


                                      11            (Footnotes begin on page 13)

                                                     Fund                             Other Fund              Total Fund
                                                  Management                           Operating               Operating
                                                  Fees (After                       Expenses (After         Expenses (After
                                                    Expense            12b-1             Expense                 Expense
           Name of Fund                        Reimbursement)/(4)/     Fees        Reimbursement)/(4)/     Reimbursement)/(4)/
                                               --------------          ----        --------------          -------------
J. P. Morgan Series Trust II:/1/
JPMorgan Small Company                               0.60%                               0.55%                   1.15%
         Portfolio
MFS Variable Insurance Trust:/1/
MFS Capital Opportunities Series/4/,/11/             0.75%                               0.16%                   0.91%
MFS Emerging Growth Series/11/                       0.75%                               0.12%                   0.87%
MFS New Discovery Series/4/,/11/                     0.90%                               0.16%                   1.06%
MFS Research Series/11/                              0.75%                               0.15%                   0.90%
Neuberger Berman Advisers
Management Trust:/1/
Mid-Cap Growth Portfolio                             0.84%                               0.07%                   0.91%
PIMCO Variable Insurance Trust
Administrative Class:/1/,/12/
PIMCO Real Return Portfolio/4/,/13/                  0.25%                               0.41%                   0.66%
PIMCO Short-Term Portfolio/4/,/13/                   0.25%                               0.36%                   0.61%
PIMCO Total Return Portfolio/4/                      0.25%                               0.40%                   0.65%
Putnam Variable Trust:/14/
Putnam VT Diversified Income Fund -                  0.68%            0.25%              0.11%                   1.04%
         Class IB
Putnam VT Growth and Income Fund  -                  0.46%            0.25%              0.05%                   0.76%
         Class IB
Putnam VT International Growth and                   0.80%            0.25%              0.18%                   1.23%
         Income Fund - Class IB
SAFECO Resource Series Trust:/1/
RST Equity Portfolio                                 0.74%                               0.04%                   0.78%
RST Growth Opportunities Portfolio                   0.74%                               0.04%                   0.78%
SunAmerica Series Trust:/1/
Aggressive Growth Portfolio -
         Class A                                     0.68%                               0.07%                   0.75%


                                      12            (Footnotes begin on page 13)

                                                     Fund                            Other Fund              Total Fund
                                                  Management                          Operating               Operating
                                                 Fees (After                       Expenses (After         Expenses (After
                                                   Expense            12b-1            Expense                 Expense
           Name of Fund                        Reimbursement)/(4)/     Fees        Reimbursement)/(4)/     Reimbursement)/(4)/
                                               --------------          ----        --------------          -------------
SunAmerica Balanced Portfolio -
         Class A                                     0.60%                               0.06%                   0.66%
The Universal Institutional Funds,
Inc.:/1/
Equity Growth Portfolio/4/                           0.49%                               0.36%                   0.85%
High Yield Portfolio/4/                              0.47%                               0.33%                   0.80%
VALIC Company I:/1/
International Equities Fund                          0.35%                               0.11%                   0.46%
Mid Cap Index Fund                                   0.30%                               0.12%                   0.42%
Money Market I Fund/4/                               0.50%                               0.10%                   0.60%
Nasdaq-100(R) Index Fund                             0.40%                               0.12%                   0.52%
Science & Technology Fund/4/                         0.90%                               0.10%                   1.00%
Small Cap Index Fund                                 0.35%                               0.12%                   0.47%
Stock Index Fund                                     0.26%                               0.12%                   0.38%
Vanguard Variable Insurance Fund:
High Yield Bond Portfolio                            0.24%                               0.04%                   0.28%
REIT Index Portfolio                                 0.29%                               0.10%                   0.39%
Van Kampen Life Investment Trust -
Class I Shares:/1/
Growth and Income Portfolio/15/                      0.60%                               0.15%                   0.75%

________________________________________________________________________________

/1/ Most of the Mutual Funds' advisers or administrators have entered into arrangements under which they pay certain amounts to AGL for services such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. PIMCO Variable Insurance Trust has entered into such an arrangement directly with us. The fees shown above for Total Fund Operating Expenses are unaffected by these arrangements. To the extent we receive these fees, we do not lower the Policy fees we charge you. We do not generate a profit from these fees, but only offset the cost of the services. (See "What payments does AGL receive from the Mutual Funds?" on page 15, "Certain Arrangements" on page 48 and "Services Agreements" on page 63.)
/2/ The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as the Fund's assets increase.
/3/ The expenses shown reflect an expense limitation agreement in place for 2001 and 2002 as approved by the Fund's Trustees.
/4/ For the Funds indicated, management fees and other expenses as shown for fiscal year 2001 would have been the percentages shown below without certain voluntary fee waivers and expense reimbursements from the investment


                                      13         (Footnotes continue on page 14)
adviser or other parties. Current and future fees and expenses may vary from the fiscal year 2001 fees and expenses.

                                                                                                            Total
                                                         Management          12b-1           Other          Annual
                                                                                                            ------
                                                             Fees             Fees          Expenses       Expenses
                                                         ----------        -----------      --------       --------
Franklin Templeton Variable Insurance
Products Trust:

Templeton Foreign Securities Fund - Class 2                0.69%             0.25%           0.22%          1.16%

MFS Variable Insurance Trust:
         MFS Capital Opportunities Series                  0.75%                             0.21%          0.96%
         MFS New Discovery Series                          0.90%                             0.19%          1.09%

PIMCO Variable Insurance Trust
Administrative Class:
         PIMCO Real Return Portfolio                       0.25%                             0.42%          0.67%
         PIMCO Short-Term Portfolio                        0.25%                             0.37%          0.62%
         PIMCO Total Return Portfolio                      0.25%                             0.41%          0.66%

The Universal Institutional Funds, Inc.:
         Equity Growth Portfolio                           0.55%                             0.36%          0.91%
         High Yield Portfolio                              0.50%                             0.33%          0.83%

VALIC Company I:
         Money Market I Fund                               0.50%                             0.12%          0.62%
         Science & Technology Fund                         0.90%                             0.11%          1.01%

No other Funds received any fee waivers and expense reimbursements.

/5/ The prospectuses for Fidelity Variable Insurance Products Fund under "Fund Distribution" discuss this 12b-1 fee.
/6/ Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the accompanying prospectuses for Fidelity Variable Insurance Product Fund for details.
/7/ The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.
/8/ The Fund pays for administrative expenses indirectly through the Fund Management Fee.
/9/ Prior to May 1, 2002, the Templeton Foreign Securities Fund was known as the Templeton International Securities Fund.
/10/ Expenses are based upon expenses for the fiscal year ended December 31, 2001. All expenses are shown without the effect of any expense offset arrangements. The prospectus for Janus Aspen Series under "Fees and Expenses" discusses the 12b-1 fee.
/11/ Each of the MFS Capital Opportunities, MFS Emerging Growth, MFS New Discovery and MFS Research Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. The "Other Fund Operating Expenses" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above do not take into account these expense reductions, and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Fund Operating Expenses (After Expense Reimbursements)" in THE MUTUAL FUNDS' ANNUAL EXPENSES table above would be lower for the Series and would equal 0.90% for MFS Capital Opportunities Series, 0.86% for MFS Emerging Growth Series, 1.05% for MFS New Discovery Series, and 0.89% for MFS Research Series. See the accompanying MFS Variable Insurance Trust prospectus for more details.


                                      14         (Footnotes continue on page 15)

/12/ AGL has entered into a service agreement with PIMCO Variable Insurance Trust under which a portion of the Other Fund Operating Expenses is paid to AGL to reimburse AGL for services provided to the PIMCO Variable Insurance Trust. /13/ The ratio of net expenses to average net assets excluding interest expense is 0.65% for the PIMCO Real-Return Portfolio and 0.60% for the PIMCO Short-Term Portfolio.
/14/ The prospectus for Putnam Variable Trust under "Distribution Plan" discusses this 12b-1 fee.
/15/ Effective May 1, 2002 the Van Kampen Life Investment Trust ("LIT") Strategic Stock Fund - Class I Shares merged with the Van Kampen LIT Growth and Income Fund - Class I Shares. Accordingly performance figures that we may publish for the Van Kampen LIT Growth and Income Fund -Class I Shares investment option through May 1, 2002, reflect the historical performance and inception date of the Van Kampen LIT Strategic Stock - Class I Shares investment option.

What payments does AGL receive from the Mutual Funds?

         We have entered into various services agreements with most of the advisers or administrators for the Mutual Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "What charges will AGL deduct from my investment in a Policy?" on page 7.

         We have entered into a services agreement with PIMCO Variable Insurance Trust under which we receive fees paid directly by this Mutual Fund for services we perform.

         We also receive what is referred to as "12b-1 fees" from some of the Mutual Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

What is the amount of insurance ("death benefit") that AGL pays when the last surviving contingent insured dies?

         Your specified amount of insurance. In your application to buy a Platinum Investor Survivor Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. We also provide a guaranteed minimum death benefit equal to the initial specified amount. We provide more information about the specified amount and the guaranteed minimum death benefit beginning on page 50 under "More About the Death Benefit" and under "Monthly guarantee premiums," beginning on page 19. You should read these other discussions carefully because they contain important in formation about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

         Your death benefit. The Policy provides you with a choice from two death benefit options. You can choose either death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the last surviving contingent insured. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is

         . Option 1--The specified amount on the date of the last surviving contingent insured's death.

         . Option 2--The sum of (a) the specified amount on the date of the last surviving contingent insured's death and (b) the Policy's accumulation value as of the date of death.

         Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will tend to be higher under Option 1 than under Option 2.

         Any premiums we receive after the last surviving contingent insured's death will be returned and not included in your accumulation value.

         Alternative minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "alternative minimum death benefit" explained below.

         Federal tax law requires a minimum death benefit (the alternative minimum death benefit) in relation to the accumulation value in order for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests at issue, and, once elected, the choice may not be changed.

         If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, so long as the death benefit is large enough compared to the accumulation value to meet the test requirements.

         The other major difference between the two tax tests involves the Policy's alternative minimum death benefit. The alternative minimum death benefit is calculated as shown in the tables that follow.

         With either death benefit Option 1 or Option 2, at any time when the alternative minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the alternative minimum death benefit.

         If you selected death benefit Option 1 and elected the cash value accumulation test, the payment of additional premiums under the cash value accumulation test, as compared to the guideline premium test, may cause your accumulation value to increase to a level where the alternative minimum death benefit becomes applicable. Therefore, choosing the cash value accumulation test may make it more likely that the alternative minimum death benefit will apply if you select death benefit Option 1. If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also tend to be higher. (This compensates us for the additional risk that we might have to pay the higher alternative minimum death benefit.)

         If you selected the guideline premium test, we calculate the alternative minimum death benefit by multiplying your Policy's accumulation value by an applicable percentage. The applicable percentage is 250% when the younger contingent insured's age is 40 or less, and decreases each year thereafter to 100% when the younger contingent insured's age is 95 or older. The applicable percentages under the guideline premium test for certain ages between 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST
 Younger
Contingent
Insured's
   Age*    40      45      50      55      60      65      70      75      95+
    %      250%    215%    185%    150%    130%    120%    115%    105%    100%

*Age nearest birthday at the beginning of the Policy year in which the last surviving contingent insured dies. We use the younger contingent insured's age for this purpose even if the younger contingent insured is the first to die.

         If you have selected the cash value accumulation test, we calculate the alternative minimum death benefit by multiplying your Policy's accumulation value by a percentage that will be set forth on page 4A of your Policy. The percentage varies based on the insurance characteristics of the contingent insureds. Below is an example of applicable alternative death benefit percentages for the cash value accumulation test. The example is for a male non-tobacco user and a female non-tobacco user both preferred premium class and issue age 55.


                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST

Policy Year   1       2       3       5       10      20      30      40    45
     %        313%    301%    290%    268%    222%    159%    126%    111%  104%

         Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

What is joint equal age?

         Your Policy has been issued on the basis of a joint equal age. Joint equal age is a calculation that blends the ages and insurance risks of the contingent insureds. We use the joint equal age in the Policy to help determine some of the charges under the Policy. We determine the joint equal age by using the contingent insureds' individual ages nearest their birthdays, with an adjustment which is a function of:

        .      the age of each contingent insured;

        .      the gender of each contingent insured; and

        .      the premium class of each contingent insured.

         We show the joint equal age as of the date of issue on the Policy's schedule page. The attained joint equal age increases one year on each Policy anniversary. The attained joint equal age continues to increase after either of the contingent insureds has died.

Must I invest any minimum amount in a Policy?

         Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero or that the guaranteed minimum death benefit (described under "Monthly guarantee premiums" on page 19) remains in effect ("Cash surrender value" is explained under "Full surrender" on page 26.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

         Policy lapse and reinstatement. If your Policy's cash surrender value falls to an amount insufficient to cover the monthly charges, we will notify you and give you a grace period of 61 days to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that each contingent insured who was living when the Policy lapsed is still living and meets our requirements for issuing coverage. Also, you will have to pay at least the amount of premium that we estimate will keep your Policy in force for two months, as well as pay or reinstate any indebtedness. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

         Monthly guarantee premiums. Page 3 of your Policy will specify a "Guaranteed Minimum Death Benefit Monthly Premium." If you pay these guarantee premiums, we will provide an Option 1 death benefit, even if your policy's cash surrender value has declined to zero, and even if you have selected Option 2 as the death benefit for your Policy.

         Policies issued in New Jersey and Texas do not provide for monthly guarantee premiums or for a guaranteed minimum death benefit. For this reason Policies purchased in New Jersey and Texas do not show a "Guaranteed Minimum Death Benefit Monthly Premium."

         We call this our "guaranteed minimum death benefit," and here are its terms and conditions. On the first day of each Policy month that the cash surrender value is not sufficient to pay the monthly deduction, we check to see if the cumulative amount of premiums paid under the Policy, less any Policy loans, is at least equal to the sum of the monthly guarantee premiums for all Policy months to date, including the Policy month then starting. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.) So long as at least this amount of premium payments has been paid by the beginning of that Policy month, the Policy will not enter a grace period or terminate (i.e., lapse) because of insufficient cash surrender value, unless the guaranteed minimum death benefit has terminated as discussed in the paragraph immediately below.

The guaranteed minimum death benefit terminates if

         .     The Policy terminates following a grace period.

         .     You change the death benefit Option.

         .     You request any decrease in specified amount.

         .     You make a partial surrender.

         .     You surrender the Policy.

We change the monthly guarantee premium whenever

         . We approve any request you make to increase your Policy's specified amount.

         . We approve any application you make after your Policy is issued for an additional rider benefit or any increase in a rider benefit.

         . You request removal or decrease of a rider benefit that provides term life insurance coverage.

         Once the guaranteed minimum death benefit terminates for any reason, it can never be restored or reinstated, even if the Policy itself continues or is reinstated. At any time before your guaranteed minimum death benefit terminates, however, you may pay any monthly guarantee premiums that you have not yet paid to date and thereby continue to have the protection that the guarantee affords.

         The amount of premiums that must be paid to maintain the guaranteed minimum death benefit will be increased by the cumulative amount of any loans (including any loan increases to pay interest) you have taken from your Policy.

How can I change my Policy's investment options?

         Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

         Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. The first 12 transfers in a year are free of charge. We may charge you $25 for each additional transfer. We do not currently assess this charge but reserve the right to do so in the future. You may make transfers from the variable investment options at any time. You may make transfers from the declared fixed interest account only during the 60-day period following each Policy anniversary. The amount that you can transfer each year from the declared fixed interest account is limited to the greater of

         . 25% of the unloaned accumulation value you have in the declared fixed interest account as of the Policy anniversary, or

         . the sum of any amounts you transferred or surrendered from the declared fixed interest account during the previous Policy year.

         Unless you are transferring the entire amount you have in an investment option, including the declared fixed interest account, each transfer must be at least $500. See "Additional Rights That We Have" on page 55.

         Market Timing. The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy owners.

How can I change my Policy's insurance coverage?

         Increase in coverage. At any time while both contingent insureds are living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that both contingent insureds continue to meet our requirements for issuing insurance coverage.

         We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the ages and premium classes of the contingent insureds at the time of the increase. Also, a new amount of surrender charge applies to any amount of the increase that you request as base (rather than supplemental) coverage. This new amount applies as if we were instead issuing the same amount of base coverage as a new Platinum Investor Survivor Policy. You can increase base coverage and supplemental coverage in any ratio, so long as your base coverage is at least 10% of the specified amount.

         Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the specified amount cannot be less than the greater of (i) $100,000, and (ii) any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the Federal tax law definition of life insurance. We will apply a reduction in specified amount proportionately against the specified amount provided under the original application and any specified amount increases. The decrease in specified amount will decrease both your base and supplemental coverage in the same ratio they bear to your specified amount before the decrease. We will deduct from your accumulation value any remaining surrender charge that is associated only with any amount of base coverage that is canceled in this way. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

         Change of death benefit option. You may at any time before the death of the last surviving contingent insured request us to change your coverage from death benefit Option 1 to Option 2 or vice-versa.

         . If you change from Option 1 to Option 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. We will take the reduction proportionately from each component of the Policy's specified amount. We will not charge a surrender charge for this reduction in specified amount.

         . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

         Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 38 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

         Effect of changes in insurance coverage on guaranteed minimum death benefit. Most types of change in coverage will result in termination of our guarantee that, if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your policy's cash surrender value declines to zero. The details of this guarantee are discussed under "Monthly guarantee premiums," beginning on page 19.

What additional rider benefits might I select?

         You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction date. Eligibility for and changes in these benefits are subject to our rules and procedures as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits.

         Four Year Term Rider
         --------------------

         . This rider provides an additional death benefit during the first four Policy years. This additional benefit will be paid if both contingent insureds die during the first four Policy years.

         . You can purchase this rider if the contingent insureds' joint equal age is not less than 25 nor more than 80. You may purchase this rider only at the time we issue the Policy.

Maturity Extension Rider
------------------------

         . This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in all states.

         . The Accumulation Value version provides for a death benefit after the original maturity date that is equal to the accumulation value on the date of the last surviving contingent insured's death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach the original maturity date. Thereafter we will charge a monthly fee of no more than $10.

         . The Death Benefit version provides for a death benefit (after the death of the last surviving contingent insured) after the original maturity date equal to the death benefit in effect on the day prior to the original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. There is a monthly charge of no more than $30 for each $1000 of the net amount at risk that will be charged for this rider beginning 9 years before the maturity date and terminating on the original maturity date. If you elect to extend the maturity date, we will charge a monthly fee of no more than $10 beginning on the original maturity date. Nine years and 60 days before the original maturity date, we will notify you that you will incur these charges if you keep the rider on the Policy. You will then have until the original maturity date to terminate the rider and your right to extend the Policy maturity date. If you terminate the rider, there will be no charges.

         . The Accumulation Value version of the rider may be selected at any time before the original maturity date. The Death Benefit version of the rider may be selected only at the time we issue your Policy. In Illinois you may select either version of the rider only after we issue your Policy, and prior to the original maturity date.

         . There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond the original maturity date. We do not allow additional premium payments, new loans, or changes in specified amount after the original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page
               7. Once you have exercised your right to extend the original maturity date, you cannot revoke it. You can, however, surrender your Policy at any time.

         . Extension of the maturity date beyond the younger contingent insured's age 100 may result in current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax adviser before making such an extension.

         Return of Premium Death Benefit Rider
         -------------------------------------

         . This rider provides additional term life insurance coverage on the life of the last surviving contingent insured. The amount of additional insurance varies so that it always equals the cumulative amount of premiums paid under the Policy (subject to certain adjustments).

         . You may purchase this rider only as of the date of issue and only if you have selected death benefit Option 1.

         Single Life Annually Renewable Term Insurance Rider
         ---------------------------------------------------

         . This rider allows you to provide term single life insurance on the life of either or both of the contingent insureds. We will pay a death benefit upon the death of the contingent insured on whose life you purchased the rider. The death benefit is in addition to any death benefit we pay under the Policy.

         . You can purchase this rider on the life of a contingent insured who is younger than age 75.

         . You cannot purchase this rider on the life of a contingent insured if the premium class for that contingent insured is uninsurable. You may purchase this rider only at the time we issue your Policy.

         Tax consequences of additional rider benefits. Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 38. You should consult a qualified tax adviser.

What is my Policy's exchange option?

         This option is not a rider. You as the owner of the Policy have the right at any time while both contingent insureds are living to request that the Policy be split into two separate policies, insuring each of the contingent insureds under new, single life policies. In order for you to exercise this option, neither contingent insured could have the "uninsurable" premium class when the original Policy was issued. Here are the additional features about the exchange option:

         . You can choose the amount of coverage on each policy, as long as the total equals the death benefit amount of the Policy. We will transfer the cash surrender value of the Policy, after paying off any outstanding loan, to the new policies in the same proportion as the new face amounts are to each other (except for Policies issued in Texas, where outstanding loans are also transferred to the new policies in the same proportion as the new face amounts are to each other).

         . The new policies can be any flexible or level premium whole life policy or endowment plan we would ordinarily issue when the option is exercised.

         . The new policies are subject to underwriting based on our established procedures. This option requires that both contingent insureds are found to be insurable.

         . You can choose to exchange without underwriting only if the contingent insureds were married to one another and have divorced, the Federal unlimited marital deduction is repealed, or there is a reduction of at least 50% of the tax rate in the maximum Federal estate tax bracket. However, in the case of divorce, the divorce decree must have been final at least 24 months before the exchange. In these situations, the original Policy's specified amount and cash surrender value will be split equally between the two new policies (except in Pennsylvania, where underwriting is required without exception if the contingent insureds are divorced from one another).

         .     The Policy terminates when we issue the new policies.

         . Under each of the new policies, if the insured commits suicide within the first two policy years, we will limit the death benefit proceeds to the total of all premiums that have been paid on the Policy insuring the deceased person to the time of death minus any outstanding policy loans (plus any unearned loan interest) and partial surrenders.

         . In Texas the first two policy years limit runs from the date of issue of the Policy but only for insurance coverage that does not require new underwriting information.

         .     There is no additional charge for this option or its exercise.

How can I access my investment in a Policy?

         Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor Survivor Policy will have any cash surrender value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

         Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $100,000.

         If the Option 1 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $25,000. We will take any such reduction proportionately from each component of the Policy's specified amount and deduct any remaining surrender charge that is associated with any portion of your Policy's base amount of coverage that is canceled. If the Option 2 death benefit is then in effect, we will automatically reduce your accumulation value.

         You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

         There is a maximum partial surrender fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $10.

         Exchange of Policy in certain states. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

         Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less the interest that will be payable on your loan through your next Policy anniversary.

         We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the declared fixed interest account as collateral for the loan. We will credit your Policy with interest on this collateral amount at a guaranteed effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an annual rate of 4.31% for loans you make during the first 10 Policy years and 4.08% for loans you make thereafter. These are equivalent to the effective annual rates of 4.50% and 4.25%, respectively. Loan interest is payable annually, on the Policy anniversary and in advance. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

         You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

         You may repay all or part (but not less than $10 unless it is the final payment) of your loan at any time before the death of the last surviving contingent insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from our declared fixed interest account option. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the last surviving contingent insured's death.

         Preferred loan interest rate. There are two methods of determining preferred loan interest rates. The method we use under your Policy depends on when the death benefit coverage begins under your Policy. This may be your Policy's "date of issue" or an earlier date. (See "Effective Date of Policy and Related Transactions" beginning on page 48.) Under both methods the maximum amount eligible for preferred loans for any year is:

         . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

         . if less, your Policy's maximum remaining loan value at that Policy anniversary.

         If the death benefit coverage under your Policy begins on or after May 1, 2001 we will charge a lower interest rate on preferred loans (available after the first 10 Policy years). We will always credit your preferred loan collateral amount at a guaranteed effective annual rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

         . will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

         .     will never exceed an effective annual rate of 4.24%.

         If the death benefit coverage under your Policy begins before May 1, 2001 we will credit you with a higher interest rate on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. We have set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost (0.00%) of borrowing for that amount. Both interest rates are set at an effective annual rate of 4.25%.

         Because we first began offering the Policies in the year 2000, we have not yet declared a preferred loan interest rate we charge for the first method described above.

         Maturity of your Policy. If one or both contingent insureds are living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the younger contingent insured's 100/th/ birthday.

         Tax considerations. Please refer to "How will my Policy be treated for income tax purposes?" for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

Can I choose the form in which AGL pays out the proceeds from my Policy?

         Choosing a payment option. You will receive the full proceeds from the Policy as a single sum, unless you elect another method of payment within 60 days of the last surviving contingent insured's death. This also includes proceeds that become payable upon full surrender or the maturity date. You can elect that all or part of such proceeds be applied to one or more of the following payment options:

         .     Option 1--Equal monthly payments for a specified period of time.

         . Option 2--Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

         . Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

         . Option 4--Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At your request we will make payments to you monthly, quarterly, semiannually, or annually. You can also request a partial withdrawal of any amount of $500 or more.

         Additional payment options may also be available with our consent. We have the right to reject any payment option, if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

         Interest rates that we credit under each option will be at least 3%.

         Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

         Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

To what extent can AGL vary the terms and conditions of the Policy in particular cases?

         Here are some variations we may make in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

         Underwriting and premium classes. We have seven premium classes we use to decide how much the monthly insurance charges under any particular Policy will be: preferred non-tobacco, standard non-tobacco, preferred tobacco, standard tobacco, special non-tobacco, special tobacco and uninsurable. They are each described in your Policy. Policies issued in New Jersey do not have the uninsurable class.

         The term "uninsurable" is used in a special way when we issue a Policy. "Uninsurable" describes a person proposed to become insured under a Policy who would not pass our requirements to be insured under one of our policies that insures only one life. Under some conditions a person who is uninsurable can become a contingent insured under a Policy. The other contingent insured cannot be uninsurable.

         Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace another life insurance policy we issued with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

         State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

         Variations in expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

How will my Policy be treated for income tax purposes?

         Generally, the death benefit paid under a Policy is not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

         Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

         For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page 38.

How do I communicate with AGL?

         When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

         General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on the first page of the prospectus.

         You must make the following requests in writing:

         .     transfer of accumulation value;

         .     loan;

         .     full surrender;

         .     partial surrender;

         .     change of beneficiary or contingent beneficiary;

         .     change of allocation percentages for premium payments;

         .     loan repayments or loan interest payments;

         . change of death benefit option or manner of death benefit payment;

         .     change in specified amount;

         . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

         .     tax withholding elections; and

         .     telephone transaction privileges.

You should mail or express these requests to the Administrative Center address shown on the first page of this prospectus. You should also communicate notice of each contingent insured's death, and related documentation, to our Administrative Center address shown on the first page of this prospectus.

         We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AGL representative. Each communication must include your name, Policy number and the names of both contingent insureds. We cannot process any requested action that does not include all required information.

         Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the contingent insureds' and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

            To help explain how our Policy works, we have prepared
                             the following tables:

                                                              Page to See
                                                              in this Prospectus
                                                              ------------------
     Death Benefit Option 1--Current Charges..................       34
     Death Benefit Option 1--Guaranteed Maximum Charges.......       35

         The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a male non-tobacco user and female non-tobacco user both preferred premium class and issue age 55. An annual premium payment of $1,500 for an initial $100,000 of specified amount of coverage is assumed to be paid. The illustrations assume no Policy loan has been taken. The differences between the accumulation values and the cash surrender values for the first 10 years in the tables are because of the Policy's surrender charges. As illustrated, this Policy would not be classified as a modified endowment contract (see "Tax Effects" beginning on page 38 for further discussion).

         The tables show a sample Policy with 100% base coverage only. A Policy with supplemental coverage at current charges will over time have lower monthly insurance charges and a higher accumulation value. Your AGL representative can provide you with Policy illustrations specific to you, showing how your selection of base and supplemental coverage, if any, can affect your Policy values under different assumptions.

         Although the tables that follow do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

         Separate tables are included to show both current and guaranteed maximum charges. The charges assumed in the following tables include:

         . a charge for state premium tax (or a tax charge back if we issued the Policy in Oregon), assumed to be 2.0% (for both current and guaranteed maximum charges);

        . after we deduct premium taxes (or a tax charge back if we issued the Policy in Oregon), a deduction from the remainder of each premium payment of 6.5% for each premium we receive during the first 10 Policy years, and 1% thereafter after deducting premium taxes (or a tax charge back for Oregon). These rates are for both current and guaranteed charges except in Pennsylvania where the 6.5% charge is for the first 18 Policy years on a guaranteed basis. As a result in Pennsylvania the guaranteed accumulation and cash surrender values will be lower after the first 10 Policy years than the values we show on page 35;

         . a daily charge for the first 10 Policy years at an annual effective rate of 0.40% (for both current and guaranteed maximum charges);

         . a daily charge after 10 Policy years at an annual effective rate of 0.20% (for both current and guaranteed maximum charges);

         . a daily charge after 30 Policy years at an annual effective rate of 0.10% (for both current and guaranteed maximum charges);

         . a flat monthly charge of $6 (for both current and guaranteed maximum charges);

         . a monthly charge for each $1,000 of base coverage of $0.36 (for both current and guaranteed maximum charges); and

         . the monthly insurance charge (for both current and guaranteed maximum charges).

         The charges assumed by both the current and guaranteed maximum charge tables also include Mutual Fund expenses of 0.82% of aggregate Mutual Fund assets, which is the arithmetic average of the advisory fees payable with respect to each Mutual Fund plus the arithmetic average of all other operating expenses of each such Fund, after all reimbursements, as reflected on pages 10 - 15 of this prospectus. We expect the reimbursement arrangements to continue in the future. If the reimbursement arrangements were not currently in effect, the arithmetic average of Mutual Fund expenses would remain 0.82% of aggregate Mutual Fund assets.

         Individual illustrations. We may furnish you with additional illustrations based on other characteristics. These characteristics could include different annual investment returns, your choice of investment options which show your premium payments invested in percentages of your choice, the weighted average of Fund expenses, and other differences you request. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

                          Platinum Investor Survivor


Annual Premium $ 1,500                        Initial Specified Amount $ 100,000
                                              Death Benefit Option 1


                            Male and Female, Age 55
                  Non-Tobacco Users, Preferred Premium Class
                           Assuming Current Charges

End of  Death Benefit                   Accumulation Value              Cash Surrender Value
Policy  Assuming Hypothetical Gross     Assuming Hypothetical Gross     Assuming Hypothetical Gross
Year    Annual Investment Return of     Annual Investment Return of     Annual Investment Return of
          0.0%      6.0%      12.0%      0.0%       6.0%      12.0%       0.0%      6.0%      12.0%
1          100000    100000    100000       854        920        986         0          0           0
2          100000    100000    100000      1694       1880       2074       643        829        1023
3          100000    100000    100000      2522       2884       3277      1621       1983        2376
4          100000    100000    100000      3336       3931       4605      2585       3180        3854
5          100000    100000    100000      4136       5024       6071      3535       4423        5470
6          100000    100000    100000      4923       6166       7692      4443       5686        7212
7          100000    100000    100000      5698       7361       9484      5338       7000        9124
8          100000    100000    100000      6460       8607      11465      6220       8367       11225
9          100000    100000    100000      7211       9912      13657      7091       9792       13537
10         100000    100000    100000      7950      11276      16082      7950      11276       16082

15         100000    100000    100000     13999      22121      36339     13999      22121       36339

20         100000    100000    100000     19357      35589      70214     19357      35589       70214

The values will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 12% but fluctuated over and under that average throughout the years shown.

                          Platinum Investor Survivor

Annual Premium $ 1,500                         Initial Specified Amount $100,000
                                               Death Benefit Option 1


                            Male and Female, Age 55
                  Non-Tobacco Users, Preferred Premium Class
                          Assuming Guaranteed Charges


                        Death Benefit                    Accumulation Value                Cash Surrender Value
  End of         Assuming Hypothetical Gross         Assuming Hypothetical Gross        Assuming Hypothetical Gross
  Policy         Annual Investment Return of         Annual Investment Return of        Annual Investment Return of
   Year          0.0%       6.0%        12.0%         0.0%        6.0%      12.0%        0.0%        6.0%      12.0%
     1          100000     100000       100000         852         918        984           0           0          0
     2          100000     100000       100000        1683        1869       2062         632         818       1011
     3          100000     100000       100000        2491        2851       3243        1590        1950       2342
     4          100000     100000       100000        3274        3864       4533        2523        3113       3782
     5          100000     100000       100000        4028        4907       5943        3427        4306       5342
     6          100000     100000       100000        4751        5976       7482        4271        5496       7002
     7          100000     100000       100000        5438        7069       9159        5078        6709       8799
     8          100000     100000       100000        6084        8182      10984        5844        7942      10744
     9          100000     100000       100000        6680        9306      12965        6560        9186      12845
    10          100000     100000       100000        7218       10434      15112        7218       10434      15112

    15          100000     100000       100000       11272       18876      32494       11272       18876      32494

    20          100000     100000       100000       11552       26270      59568       11552       26270      59568

The values will change if premiums are paid in different amounts or frequencies.

The investment results are an example only and are not a representation of past or future investment results. Actual investment results may be more or less than those shown.

The actual investment rates of return will fluctuate over time and likely will be both positive and negative. The actual values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 12% but fluctuated over and under that average throughout the years shown.

                            ADDITIONAL INFORMATION

         A general overview of the Policy appears at pages 1 - 35. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                                             Page to
                                                                                             See in this
Contents of Additional Information                                                           Prospectus
----------------------------------                                                           -------------
AGL..........................................................................................     37
Separate Account VL-R........................................................................     37
Tax Effects..................................................................................     38
Voting Privileges............................................................................     45
Your Beneficiary.............................................................................     46
Assigning Your Policy........................................................................     46
More About Policy Charges....................................................................     47
Effective Date of Policy and Related Transactions............................................     48
More About the Death Benefit.................................................................     50
More About Our Declared Fixed Interest Account Option........................................     51
Distribution of the Policies.................................................................     52
Payment of Policy Proceeds...................................................................     53
Adjustments to Death Benefit.................................................................     55
Additional Rights That We Have...............................................................     55
Performance Information......................................................................     56
Our Reports to Policy Owners.................................................................     57
AGL's Management.............................................................................     57
Principal Underwriter's Management...........................................................     61
Legal Matters................................................................................     62
Legal Proceedings............................................................................     62
Accounting and Auditing Experts .............................................................     62
Actuarial Expert.............................................................................     63
Services Agreements..........................................................................     63
Certain Potential Conflicts..................................................................     63
Financial Statements.........................................................................     64

         Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (pages 65 and 66, which follow all of the financial pages).

That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

         We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AGL and its affiliates. The commitments under the Policies are AGL's, and AIG has no legal obligation to back those commitments.

         AGL is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. AGL's membership in IMSA applies only to AGL and not its products.

         During 2001, AGL received $17,174,663 in total premium payments from Policy owners. From such premium payments, AGL received the following fees and charges:

         .     mortality and expense fees                $       92,829

         .     administrative fees                       $    1,117,931

         .     cost of insurance charges                 $    2,396,611

Separate Account VL-R

         We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the separate account on May 6, 1997 under Texas law.

         For record keeping and financial reporting purposes, Separate Account VL-R is divided into 70 separate "divisions,"46 of which correspond to the 46 variable "investment options" available since the inception of the Policy. The remaining 24 divisions, and some of these 46 divisions, represent investment options available under other variable life policies we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

         The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account VL-R.

Tax Effects

         This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

         General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code") and
(b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

         . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

         . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

         Although AGL believes that the Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a last survivor life insurance policy is not directly addressed by
Section 7702. In the absence of final regulations or other guidance issued under
Section 7702, there is necessarily some uncertainty whether survivor life insurance policies, like the Platinum Investor Survivor II Policies, will meet the Section 7702 definition of a life insurance contract.

         The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract,"as you can see from the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

         Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

         If, at any time during the first seven Policy years:

         .        you have paid a cumulative amount of premiums;

         . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

         . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

         Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

         If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

         The Company has procedures in place, including Policy owner notification, to prevent additional premium payments from causing your Policy to become a modified endowment contract.

         A life insurance policy that is received in a tax free 1035 exchange for a modified endowment contract will also be considered a modified endowment contract.

         Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

         Rider benefits. The premium payments and any death benefits to be paid under any term insurance rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, a term rider may be determined to constitute a "qualified additional benefit" as that term is defined in Section 7702 of the Internal Revenue Code. The death benefit to be paid under a rider that is a "qualified additional benefit" will not be treated as a future benefit of the Policy for tax purposes. The premium payments for the same rider, however, will be treated as future benefits for purposes of compliance with Section 7702. You should consult a qualified tax adviser regarding any term rider you may purchase.

         Taxation of pre-death distributions if your Policy is not a modified
                                                            ------
endowment contract. As long as your Policy remains in force during the contingent insureds' lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

         After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

         On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

         Taxation of pre-death distributions if your Policy is a modified
                                                            --
endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while either contingent insured is still living will be taxed on an "income-first" basis. Distributions:

         . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

         . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

         . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

         For modified endowment contracts, your basis:

         .        is similar to the basis described above for other policies;
                  and

         . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

         A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

         .        to taxpayers 59 1/2 years of age or older;

         .        in the case of a disability (as defined in the Code); or

         . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

         If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

         Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

         Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

         Taxation of Exchange Option. You can split the policy into two other single life insurance policies under some circumstances. A policy split could have adverse tax consequences if it is not treated as a nontaxable exchange under Section 1035 of the Code. This could include, among other things, recognition as taxable income an amount up to any gain in the Policy at the time of the exchange.

         Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the last surviving contingent insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

         The Treasury Department has stated that it anticipates the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

         Estate and generation skipping taxes. If the last surviving contingent insured is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the last surviving contingent insured, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit. The enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001 (P.L. 107-16) (the 2001 Act) brought significant change to the transfer tax system, the most notable being the repeal of the estate and generation-skipping transfer (GST) taxes in 2010. Prior to repeal, a number of modifications are made to the maximum estate tax rate and the estate and gift tax applicable exclusion amounts. The 2001 Act increases the estate tax applicable exclusion amount to $1 million for decedents dying in 2002. In order to comply with the Congressional Budget Act of 1974, the 2001 Act provides that all provisions of, and amendments made by, the 2001 Act will not apply to estates of decedents dying, gifts made, or generation-skipping transfers, after December 31, 2010. Unless Congress acts affirmatively in the interim, the Internal Revenue Code will thereafter be applied and administered as if these provisions had not been enacted.

         In addition, an unlimited marital deduction may be available for federal estate tax purposes.

         The Economic Growth and Reconciliation Act was signed into law in June, 2001. It gradually phases out the estate tax between the years 2002 and 2010. However, if Congress does not take further action, the pre-2002 estate tax rules will automatically be reinstated in 2011. During this phase out period between 2002 and 2010, the estate tax continues with the exemption amount increasing from $1 million in 2002 up to $3.5 million in 2009. During this same time period, the top estate tax rate gradually decreases from 50% in 2002 down to 45% in 2007 and later years.

         As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million ($1,100,000 in 2002 indexed for inflation). Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

         The particular situation of each Policy owner, contingent insured or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

         Life insurance in split dollar arrangements. The IRS has released a technical advice memorandum ("TAM") on the taxability of insurance policies used in certain split dollar arrangements. A TAM provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specified set of facts and a specified taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

         The Internal Revenue Service issued Notice 2001-10 in 2001, then revoked it in Notice 2002-8, which was released on January 3, 2002. Both Notices were intended to provide guidance regarding the tax treatment of parties entering into split-dollar life insurance arrangements and to revise the applicable standards for valuing the economic benefit provided by current life insurance protection. Notice 2002-8, in addition to revoking the prior Notice, announced that the Service intends to publish proposed regulations which will provide comprehensive guidance on the treatment of split-dollar arrangements. It also sets out a series of transition rules for determining how P.S. 58 rates would or could be applied in determining the value of life insurance protection under split-dollar arrangements until the promised new regulations are proposed and become final. In general, it appears that for arrangements entered into prior to January 28, 2002, the P.S. 58 rules used before Notice 2001-10 can continue to be applied. The timeframe for the release of new regulations is unknown but may be several years.

         In cases of reverse split dollar or equity split dollar arrangements, the IRS has also stated that an employee will be taxed on the value of any economic benefit above and beyond the employer's investment in the contract. We urge you to contact your tax adviser regarding the federal income tax consequences of split dollar arrangements or reverse split dollar arrangements as a result of the recent IRS Notice 2002-8 and any subsequent guideline that is released.

         Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

         The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining P.S. 58 costs are being revised by the IRS and may change.

         There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

         Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with both contingent insureds' consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

         ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

         Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

         We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

         Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

         When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

         In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

         Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. Congress passed tax legislation on May 26, 2001 which modified the existing estate tax law. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the contingent insureds or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

Voting Privileges

         We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting.

The number of votes that you may direct related to a particular Fund is equal to
(a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

         We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

         If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

         In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Your Beneficiary

         You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of either contingent insured unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the last surviving contingent insured dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assigning Your Policy

         You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

More About Policy Charges

         Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

         . mortality risks (such as the risk that contingent insureds will, on average, die before we expect, thereby increasing the amount of claims we must pay);

         . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

         . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

         . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

         The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the last surviving contingent insured dies.

         If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

         Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

         Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Platinum Investor Survivor Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

         Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Monthly insurance charge" on page 8.

         Certain arrangements. Most of the advisers or administrators of the Mutual Funds listed on page 1 of this prospectus make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the divisions or Policy owners. See "What payments does AGL receive from the Mutual Funds?" on page 15.

Effective Date of Policy and Related Transactions

         Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

         We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

         Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

         If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We currently do not accept military allotment programs.

         Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the contingent insureds' premium classes should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the contingent insureds' health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the contingent insureds meet certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your AGL representative.

         Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the contingent insureds, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

         Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

         Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

         Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

         . Increases you request in the specified amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

         . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

         . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AGL representative or if you mailed it to us, the day it is postmarked; and

         . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

More About the Death Benefit

         Base coverage and supplemental coverage. The amount of insurance coverage you select at the time you apply to purchase a Policy is called the specified amount. The specified amount is the total of two types of coverage: your "base coverage" and "supplemental coverage," if any, that you select. You decide how much base coverage and how much supplemental coverage you want, as long as the total is not less than the minimum of $100,000 and at least 10% of the total is base coverage when you purchase the Policy or when you request a Policy increase. You can choose to have only base coverage. You can use the mix of base and supplemental coverage to emphasize your own objectives. Here are the features about supplemental coverage that differ from base coverage:

         .        Supplemental coverage has no surrender charges;

         . The monthly insurance charge for supplemental coverage is always equal to or less than the monthly insurance charge for an equivalent amount of base coverage; and

         . We do not collect the monthly charge for each $1,000 of specified amount that is attributable to supplemental coverage.

         Generally, if you choose supplemental coverage instead of base coverage, you will reduce your total charges and increase your accumulation value on a current charge basis. The more supplemental coverage you elect, the greater will be the amount of the reduction in charges and increase in accumulation value, on a current charge basis. Policy owner objectives differ. Therefore, before deciding how much, if any, supplemental coverage you should have, you should discuss with your AGL representative what you believe to be your own objectives. Your representative can provide you with further information and Policy illustrations showing how your selection of base and supplemental coverage can affect your Policy values under different assumptions. You can then decide what is to be your mix of base and supplemental coverage.

         Increases after age 90. We allow you to increase your supplemental coverage after the older contingent insured reaches age 90 and until the younger contingent insured reaches age 99 (or would have reached age 99, if deceased), but only under certain conditions:

         . Increases are allowed only if you have financed the Policy's premiums.

         . Increases cannot result in a specified amount greater than the amount we approve through underwriting at the time the Policy is issued.

         . You must purchase the return of premium death benefit rider when the Policy is issued and keep the rider in force at all times.

         . You may be required to purchase additional base coverage because you must still maintain at least 10% of your specified amount as base coverage.

         You should keep in mind that the charges for supplemental coverage are higher the longer you own the Policy.

More About Our Declared Fixed Interest Account Option

         Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared fixed interest account option. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account or our declared fixed interest account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our declared fixed interest account option. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

         How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our declared fixed interest account option, but it will always be at an effective annual rate of at least 4%.

         Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our declared fixed interest account option. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our declared fixed interest account option will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Distribution of the Policies

         American General Distributors, Inc. ("AGDI") is the principal underwriter and distributor of the Policies. AGDI is an affiliate of AGL. In the states of Florida and Illinois, AGDI is known as American General Financial Distributors of Florida, Inc. and American General Financial Distributors of Illinois, Inc., respectively. AGDI's principal office is at 2929 Allen Parkway, Houston, Texas 77019. AGDI was organized as a Delaware corporation on June 24, 1994 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the National Association of Securities Dealers, Inc. ("NASD"). AGDI is also the principal underwriter for AGL's Separate Accounts A and D, as well as the underwriter for various separate accounts of other AGL affiliates. These separate accounts are registered investment companies. AGDI, as the principal underwriter and distributor, is not paid any fees on the Policies.

         We and AGDI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

         We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

        . 90% of the premiums received in the first Policy year up to a "target" amount;


        . 3% of the premiums up to the target amount received in each of Policy years two through 10;

        . 3% of the premiums in excess of the target amount received in any of Policy years one through 10;

        . 1.5% of the premiums received in each Policy year after Policy year 10;

        . 0.20% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years two through 30;

        . 0.10% of the Policy's accumulation value (reduced by any outstanding loans) in the investment options after Policy year 30;

        . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

         . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

         The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. For this purpose, we exclude any supplemental coverage and, therefore, the target premium is reduced proportionately by the amount of supplemental coverage.

         Commissions payable to broker-dealers and registered representatives for sales of the Policies are calculated based on the total premium payments for both the base and supplemental coverage. The commissions vary depending on the ratio of premium necessary for the base and supplemental coverage. The same amount of premium will result in the highest commission when there is no supplementary coverage. The commissions decline as the portion of the specified amount allocated to supplementary coverage increases. The lowest commission amount is payable when you choose the maximum amount of supplementary coverage.

         The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

         We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described beginning on page 7. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

         We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of AGSI and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

Payment of Policy Proceeds

         General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

         Delay of declared fixed interest account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our declared fixed interest account option for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

         Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

         Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

         . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

         . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

         . the SEC by order permits the delay for the protection of owners.

         Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

         Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

         . We cannot challenge the Policy after it has been in effect, during either contingent insured's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

         . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during either contingent insured's lifetime.

     . We cannot challenge an additional benefit rider that provides benefits if either contingent insured becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including Policy loan requests, under a Policy until we receive instructions from the appropriate regulator.

Adjustments to Death Benefit

     Suicide. If either contingent insured commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders. This procedure is different in New Jersey. We do not terminate the Policy. Instead we continue the Policy on the life of the last surviving contingent insured.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if both contingent insureds are living at the time of the increase. In this case, if either contingent insured commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of either contingent insured was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the last surviving contingent insured died during a grace period.

Additional Rights That We Have

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

     . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

     . end the automatic rebalancing feature if your accumulation value falls below $5,000;

     .    change the underlying Mutual Fund that any investment option uses;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

     . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .    change our underwriting and premium class guidelines;

     . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.

Performance Information

     From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

     We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

     We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

     Performance information for any division reflects the performance of a hypothetical Policy and is not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.

Our Reports to Policy Owners

     Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL's Management

     The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are:

Name and Principal
Business Address                      Business Experience Within Past Five Years
-------------------                   ------------------------------------------
Rodney O. Martin, Jr.                 Director and Chairman of the Board of American
2929 Allen Parkway                    General Life Insurance Company (1996 - present).
Houston, TX 77019                     Previously Chief Executive Officer (April 2000 -
                                      November 2001), Senior Chairman of the Board
                                      (April 1998 - January 2000), and President (August
                                      1996 - July 1998) of American General Life Insurance
                                      Company.

David J. Dietz                        Director of AGL since March 2002.  Senior Vice President -
390 Park Avenue, 5/th/ Floor          Corporate Markets Group of AGL since January 1999.
New York, NY 10022                    President and Chief Executive Officer - Individual
                                      Insurance Operations of The United States Life Insurance
                                      Company in the City of New York since September 1997.
                                      President of Prudential Select Life, Newark, New Jersey
                                      (August 1990 - September 1997).

Robert F. Herbert, Jr.                Director of AGL since March 2002.  Senior Vice President
2727-A Allen Parkway                  and Treasurer of AGL since May 1996.  Controller of AGL
Houston, TX 77019                     since February 1991.

David L. Herzog                       Director, Executive Vice President and Chief Financial Officer
2929 Allen Parkway                    of AGL since March 2000.  Vice President of General
Houston, TX 77019                     American, St. Louis, Missouri (June 1991 - February 2000).

Royce G. Imhoff, II                   Director of AGL since November 1997.  President of AGL since
2929 Allen Parkway                    March 2002.  Senior Vice President and Chief Marketing Officer
Houston, TX 77019                     of AGL (1997 - March 2002).  Previously held various positions with AGL including Vice President since August 1996.

Gary D. Reddick                       Executive Vice President of American General Life Insurance
2929 Allen Parkway                    Company since April 1998 and Director since April 2001.  Vice
Houston, TX 77019                     Chairman and Executive Vice President of The Franklin Life
                                      Insurance Company (1995 - April 1998).

Name and Principal
Business Address                      Business Experience Within Past Five Years
-------------------                   ------------------------------------------
R. Kendall Nottingham                 Director of AGL since March 2002.  Currently,
70 Pine Street                        Executive Vice President for American International
New York, NY 10270                    Group.  Previously held various positions with
                                      subsidiaries of American International Group,
                                      including Chairman of the Board and Chief Executive
                                      Officer of American International Life Insurance Company
                                      and Director of American International Life Assurance
                                      Company of New York since 1998.

Nicholas A. O'Kulich                  Director of AGL since March 2002.  Currently, Vice President
70 Pine Street                        for American International Group.  Previously held various
New York, NY 10270                    positions with subsidiaries of American International Group since 1990, including Chief Financial Officer of Worldwide
                                      Life Organization and Director of American International Life
                                      Assurance Company of New York since 1990.

Paul L. Mistretta                     Executive Vice President of AGL since July 1999.  Senior Vice
2929 Allen Parkway                    President of First Colony Life Insurance, Lynchburg, Virginia
Houston, TX 77019                     (1992 - July 1999).

Wayne A. Barnard                      Senior Vice President of AGL since November 1997.
2929 Allen Parkway                    Previously held various positions with AGL, including Vice
Houston, TX 77019                     President since February 1991.

Robert M. Beuerlein                   Senior Vice President and Chief Actuary of AGL since
2727-A Allen Parkway                  September 1999.  Previously held position as Vice President of
Houston, TX 77019                     AGL since December 1998.  Director, Senior Vice President and
                                      Chief Actuary of The Franklin Life
                                      Insurance Company, Springfield, Illinois
                                      (January 1991 - June 1999).

Name and Principal
Business Address                      Business Experience Within Past Five Years
-------------------                   ------------------------------------------
Pauletta P. Cohn                      Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway                    March 2002.  Senior Vice President, General Counsel and
Houston, TX 77019                     Secretary of AGL (November 2001 - March 2002).  Previously
                                      held various positions with American General Life Companies since 1993 including, Deputy General Counsel (2000 -
                                      November 2001), Associate General Counsel (1998 - 2000) and
                                      Senior Attorney (1993 - 1998).

William Guterding                     Senior Vice President of AGL since April 1999.  Senior Vice
390 Park Avenue, 5/th/ Floor          President and Chief Underwriting Officer of The United States
New York, NY 10022                    Life Insurance Company in the City of New York since October,
                                      1980.

Kyle L. Jennings                      Senior Vice President and Co-General Counsel of AGL since
2929 Allen Parkway                    March 2002.  Senior Vice President and General Counsel of
Houston, TX 77019                     AGL (November 2001 - March 2002).  Previously held position of Deputy General Counsel-Litigation of American General Life
                                      Companies (1998 - November 2001).  Partner with Beirne,
                                      Maynard & Parsons, L.L.P. (January 1995 - June 1998).

Simon J. Leech                        Senior Vice President of AGL since July 1997. Previously held
2929 Allen Parkway                    various positions with AGL since 1981, including Vice
Houston, TX 77019                     President - Policy Administration in 1995.

Mark R. McGuire                       Senior Vice President of AGL since April 2001.  Vice President
2727 Allen Parkway                    of American General Life Companies (2000 - March 2001).
Houston, TX 77019                     Vice President of The Franklin Life Insurance Company (1997 -
                                      2000). Previously held various positions with AGL since August
                                      1988, including Director of Work Site Marketing Administration
                                      (1996 - 1997).

Name and Principal
Business Address                      Business Experience Within Past Five Years
-------------------                   ------------------------------------------
Lawrence J. O'Brien                   Senior Vice President of AGL since November 2001.  Senior
2929 Allen Parkway                    Vice President of American General Life Companies since
Houston, TX 77019                     February 1998.  Vice President - Insurance Marketing of
                                      Business Men's Assurance Company of America, Kansas City,
                                      Missouri (1995 - February 1998).

Principal Underwriter's Management

The directors and principal officers of the principal underwriter are:

Name and Principal                       Position and Offices with Underwriter,
Business Address                         American General Distributors Inc.
-------------------                      ----------------------------------
Robert P. Condon                         Director, Chairman,
2929 Allen Parkway                       President and Chief Executive Officer
Houston, TX  77019

Mary L. Cavanaugh                        Director and Assistant Secretary
2929 Allen Parkway
Houston, TX  77019

David H. den Boer                        Director, Senior Vice President and Secretary
2929 Allen Parkway
Houston, TX  77019

Jennifer D. Cobbs                        Executive Vice President
2929 Allen Parkway
Houston, TX  77019

Krien Verberkmoes                        Chief Compliance Officer
2929 Allen Parkway
Houston, TX  77019

John Reiner                              Chief Financial Officer and Treasurer
2929 Allen Parkway
Houston, TX  77019

Name and Principal                    Position and Offices with Underwriter,
Business Address                      American General Distributors Inc.
-------------------                   ----------------------------------
Kurt W. Bernlohr                      Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Tracey E. Harris                      Assistant Secretary
2919 Allen Parkway
Houston, TX  77019

Daniel R. Cricks                      Assistant Tax Officer
2929 Allen Parkway
Houston, TX  77019

James D. Bonsall                      Assistant Treasurer
2919 Allen Parkway
Houston, TX  77019

Legal Matters

     We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Lauren W. Jones, Esquire, Deputy General Counsel of American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policies.

Legal Proceedings

     AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations and financial position.

Accounting and Auditing Experts

     The financial statements of the Platinum Investor Survivor divisions of Separate Account VL-R as of December 31, 2001 and for the years ended December 31, 2001 and 2000 and the consolidated balance sheets of AGL as of December 31, 2001 and 2000 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity, and statements of cash flows for the years ended December 31, 2001, 2000 and 1999 included in this prospectus have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere in this prospectus, and are included in this prospectus in reliance upon such reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing. The address of Ernst & Young LLP is One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

Actuarial Expert

     Actuarial matters have been examined by Robert M. Beuerlein who is Senior Vice President and Chief Actuary of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

Services Agreements

     American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date, AGLC was a Delaware corporation. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Policies.

     For information about agreements with the Mutual Funds, see "What payments does AGL receive from the Mutual Funds?" on page 15.

Certain Potential Conflicts

     The Mutual Funds sell shares to separate accounts of insurance companies (and may sell shares to certain qualified plans), both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so as well as report any material irreconcilable conflicts that we know exist to each Mutual Fund as soon as a conflict arises. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

Financial Statements

         The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R.

                                                                                                 Page to
                                                                                                 See in this
Financial Statements of Separate Account VL-R                                                    Prospectus
---------------------------------------------                                                    ----------
Report of Ernst & Young LLP Independent Auditors.................................................  VL-R-1
Statement of Net Assets as of December 31, 2001..................................................  VL-R-3
Statement of Operations for the periods
         ended December 31, 2001 and 2000 .......................................................  VL-R-3
Statement of Changes in Net Assets for the periods
         ended December 31, 2001 and 2000  ......................................................  VL-R-3
Notes to Financial Statements ...................................................................  VL-R-20

                                                                                                 Page to
Consolidated Financial Statements of                                                             See in this
American General Life Insurance Company                                                          Prospectus
---------------------------------------                                                          ----------
Report of Ernst & Young LLP Independent Auditors.................................................   F-1
Consolidated Balance Sheets as of December 31, 2001 and 2000.....................................   F-2
Consolidated Statements of Income for the years
         ended December 31, 2001, 2000 and 1999..................................................   F-4
Consolidated Statements of Shareholder's Equity for the years
         ended December 31, 2001, 2000 and 1999..................................................   F-5
Consolidated Statements of Comprehensive Income for the years
         ended December 31, 2001, 2000, and 1999.................................................   F-6
Consolidated Statements of Cash Flows for the years
         ended December 31, 2001, 2000 and 1999..................................................   F-7
Notes to Consolidated Financial Statements.......................................................   F-8

                    [ERNST & YOUNG LETTERHEAD APPEARS HERE]

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American General Life Insurance Company And Contract Owners of American General Life Insurance Company
Separate Account VL-R-Platinum Investor Survivor


We have audited the accompanying statement of net assets of American General Life Insurance Company Separate Account VL-R-Platinum Investor Survivor (comprised of the following divisions: AIM V.I. International Equity Fund - Class I Shares, AIM V.I. Value Fund - Class I Shares, American Century VP Value Fund, Ayco Growth Fund, Credit Suisse Warburg Pincus Trust Small Company Growth, Dreyfus IP MidCap Stock Portfolio - Initial Shares, Dreyfus VIF Quality Bond Portfolio - Initial Shares, Dreyfus VIF Small Cap Portfolio - Initial Shares, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Janus Aspen Series Aggressive Growth Portfolio - Service Shares, Janus Aspen Series International Growth Portfolio - Service Shares, Janus Aspen Series Worldwide Growth Portfolio -Service Shares, J.P. Morgan Small Company Portfolio, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS New Discovery Series, MFS Research Series, Neuberger Berman AMT Mid-Cap Growth Portfolio, North American - AG International Equities Fund, North American - AG MidCap Index Fund, North American - AG Money Market Fund, North American - AG Nasdaq-100 Index Fund, North American - T.Rowe Price Science & Technology Fund, North American - AG Small Cap Index Fund, North American - AG Stock Index Fund, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, PIMCO Total Return Bond Portfolio, Putnam VT Diversified Income Fund - Class IB, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Growth and Income Fund - Class IB, SAFECO RST - Equity Portfolio, SAFECO RST - Growth Opportunities Portfolio, UIF Equity Growth Portfolio, UIF High Yield Portfolio, Vanguard VIF High Yield Bond Portfolio, Vanguard VIF REIT Index Portfolio, and Van Kampen LIT Strategic Stock Portfolio - Class I Shares) (collectively, the "Separate Account") as of December 31, 2001, and the related statements of operations, and statements of changes in net assets for the periods ended December 31, 2001 and 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting Separate Account VL-R-Platinum Investor Survivor at December 31, 2001, the results of their operations, and changes in their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States.


                        /s/ ERNST & YOUNG LLP

March 7, 2002

                                     VL-R-1

                     (This page intentionally left blank)

                                     VL-R-2

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

SUMMARY OF FINANCIAL STATEMENTS

                                                                                        All Divisions
                                                                                      -----------------

STATEMENT OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market (cost $29,879,679)                              $  27,721,145
      Due from American General Life Insurance Company                                             83
                                                                                        -------------
          NET ASSETS                                                                    $  27,721,228
                                                                                        =============
STATEMENT OF OPERATIONS                                                                     For the Years Ended December 31,
                                                                                             2001                     2000
                                                                                        --------------------------------------
INVESTMENT INCOME:
      Dividends from mutual funds                                                       $     356,508           $     123,678

EXPENSES:
      Mortality and expense risk                                                              (92,829)                (11,681)
                                                                                        -------------           -------------
          NET INVESTMENT INCOME                                                               263,679                 111,997
                                                                                        -------------           -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized loss on investments                                                       (946,644)                (81,719)
      Capital gain distributions from mutual funds                                            348,139                 360,869
      Net unrealized depreciation of investments                                           (1,542,180)               (616,354)
                                                                                        -------------           -------------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                  (2,140,685)               (337,204)
                                                                                        -------------           -------------

          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $  (1,877,006)          $    (225,207)
                                                                                        =============           =============

STATEMENT OF CHANGES IN NET ASSETS                                                          For the Years Ended December 31,
                                                                                             2001                     2000
                                                                                        --------------------------------------
OPERATIONS:
      Net investment income                                                             $     263,679           $     111,997
      Net realized loss on investments                                                       (946,644)                (81,719)
      Capital gain distributions from mutual funds                                            348,139                 360,869
      Net unrealized depreciation of investments                                           (1,542,180)               (616,354)
                                                                                        -------------           -------------
          Decrease in net assets resulting from operations                                 (1,877,006)               (225,207)
                                                                                        -------------           -------------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                                         16,942,949              16,054,824
      Net transfers                                                                          (601,937)                      -
      Internal rollovers                                                                      465,637               2,108,440
      Cost of insurance and other charges                                                  (2,396,611)               (555,915)
      Administrative charges                                                               (1,117,931)             (1,046,464)
      Policy loans                                                                              7,429                  (7,186)
      Terminations and withdrawals                                                            (29,794)                      -
                                                                                        -------------           -------------
          Increase in net assets resulting from principal transactions                     13,269,742              16,553,699
                                                                                        -------------           -------------
      TOTAL INCREASE IN NET ASSETS                                                         11,392,736              16,328,492

NET ASSETS:
      Beginning of year                                                                    16,328,492                       -
                                                                                        -------------           -------------
      End of year                                                                       $  27,721,228           $  16,328,492
                                                                                        =============           =============

See accompanying notes.

                                    VL-R-3

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                      DIVISIONS
                                                                                ---------------------------------------------------
                                                                                     AIM V.I.
                                                                                 International     AIM V.I. Value  American Century
                                                                                 Equity Fund -    Fund - Class I     VP Value Fund
                                                                                 Class I Shares        Shares             (1)
                                                                                ----------------  ---------------  ----------------
STATEMENTS OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market                                             $ 306,464         $  710,887        $  89,099
      Due from (to) American General Life Insurance Company                                (3)                47                2
                                                                                    ---------         ----------        ---------

          NET ASSETS                                                                $ 306,461         $  710,934        $  89,101
                                                                                    =========         ==========        =========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
      Dividends from mutual funds                                                   $     983         $      872        $       -

EXPENSES:
      Mortality and expense risk                                                       (1,066)            (2,279)            (108)
                                                                                    ---------         ----------        ---------
          NET INVESTMENT INCOME (LOSS)                                                    (83)            (1,407)            (108)
                                                                                    ---------         ----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                         (86,855)           (58,573)               -
      Capital gain distributions from mutual funds                                      7,683             13,234                -
      Net unrealized appreciation (depreciation) of investments                        (4,436)           (23,179)           6,053
                                                                                    ---------         ----------        ---------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      (83,608)           (68,518)           6,053
                                                                                    ---------         ----------        ---------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (83,691)        $  (69,925)       $   5,945
                                                                                    =========         ==========        =========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                   $     656         $      470        $       -

EXPENSES:
      Mortality and expense risk                                                         (206)              (584)               -
                                                                                    ---------         ----------        ---------
          NET INVESTMENT INCOME (LOSS)                                                    450               (114)               -
                                                                                    ---------         ----------        ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                          (1,507)           (23,651)               -
      Capital gain distributions from mutual funds                                     16,781             16,357                -
      Net unrealized appreciation (depreciation) of investments                       (36,314)           (40,687)               -
                                                                                    ---------         ----------        ---------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                      (21,040)           (47,981)               -
                                                                                    ---------         ----------        ---------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $ (20,590)         $ (48,095)             $ -
                                                                                    =========         ==========        =========

(1)   Since inception April 2001
(2)   Since inception January 2001

See accompanying notes.               VL-R-4

                                                            DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
                Credit Suisse      Dreyfus IP     Dreyfust VIF   Dreyfus VIF                          Fidelity VIP     Fidelity VIP
               Warburg Pincus     MidCap Stock    Quality Bond    Small Cap                            Contrafund     Equity-Income
                 Trust Small        Portfolio       Portfolio     Portfolio      Fidelity VIP Asset    Portfolio-       Portfolio-
Ayco Growth    Company Growth       - Initial       - Initial     - Initial      Manager Portfolio       Service         Service
  Fund (2)        Portfolio          shares          shares         shares        -Service Class 2       Class 2         Class 2
------------------------------------------------------------------------------------------------------------------------------------
$ 6,525,193    $     45,963       $  101,216      $   248,120    $   576,653      $         28,207    $  2,295,130    $   2,483,093
         19               -                1               10              6                     -              19               20
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------

  6,525,212    $     45,963       $  101,217      $   248,130    $   576,659      $         28,207    $  2,295,149    $   2,483,113
===========    ============       ==========      ===========    ===========      ================    ============    =============



$    21,776    $          -       $      165      $    10,226    $     2,280      $             61    $        150    $         356


    (26,171)           (165)            (230)            (694)        (2,059)                  (57)         (4,071)          (4,517)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------
     (4,395)           (165)             (65)           9,532            221                     4          (3,921)          (4,161)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------


    (35,315)              -           (3,073)           6,857       (158,945)                    -          (4,125)          (3,471)
     20,127               -                -            1,590         38,512                    23             562            1,023
 (1,120,337)         (3,942)           8,585           (8,375)        94,934                  (232)          3,712          (25,775)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------
 (1,135,525)         (3,942)           5,512               72        (25,499)                 (209)            149          (28,223)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------

 (1,139,920)   $     (4,107)      $    5,447      $     9,604    $   (25,278)     $           (205)   $     (3,772)   $     (32,384)
===========    ============       ==========      ===========    ===========      ================    ============    =============



$         -    $          -       $        4      $     3,750    $       841      $              -    $          -    $           -


          -              (5)               -             (242)          (395)                    -              (1)              (1)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------
          -              (5)               4            3,508            446                     -              (1)              (1)
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------


          -               -                -            1,282         (1,903)                    -               -                -
          -           5,999               35                -        126,560                     -               -                -
          -          (4,766)              34            3,359       (132,004)                    5             288              301
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------
          -           1,233               69            4,641         (7,347)                    5             288              301
-----------    ------------       ----------      -----------    -----------      ----------------    ------------    -------------

$         -    $      1,228       $       73      $     8,149    $    (6,901)     $              5    $        287    $         300
===========    ============       ==========      ===========    ===========      ================    ============    =============

                                    VL-R-5

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                  DIVISIONS
                                                                       -------------------------------------------------------------
                                                                                                Janus Aspen     Janus Aspen Series
                                                                       Fidelity VIP Growth  Series Aggressive     International
                                                                           Portfolio -       Growth Portfolio-   Growth Portfolio-
                                                                        Service Class 2       Service Shares      Service Shares
                                                                       -------------------  ------------------  --------------------
STATEMENTS OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market                                   $  297,937       $  62,664            $ 168,986
      Due from (to) American General Life Insurance Company                        3               -                    -
                                                                          ----------       ---------            ---------

          NET ASSETS                                                      $  297,940       $  62,664            $ 168,986
                                                                          ==========       =========            =========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
      Dividends from mutual funds                                         $       23       $       -            $   1,090
                                                                          ----------       ---------            ---------
EXPENSES:
      Mortality and expense risk                                                (709)           (223)                (609)
                                                                          ----------       ---------            ---------
          NET INVESTMENT INCOME (LOSS)                                          (686)           (223)                 481
                                                                          ----------       ---------            ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
      Net realized gain (loss) on investments                                  6,626          (1,487)              (3,256)
      Capital gain distributions from mutual funds                             2,167               -                    -
      Net unrealized appreciation (depreciation) of investments              (18,488)        (19,863)             (29,382)
                                                                          ----------       ---------            ---------
          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (9,695)        (21,350)             (32,638)
                                                                          ----------       ---------            ---------

          DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (10,381)      $ (21,573)           $ (32,157)
                                                                          ==========       =========            =========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                         $        -       $       -            $      24

EXPENSES:
      Mortality and expense risk                                                  21              12                   (1)
                                                                          ----------       ---------            ---------
          NET INVESTMENT INCOME (LOSS)                                            21              12                   23
                                                                          ----------       ---------            ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investments                                             -               -                    -
      Capital gain distributions from mutual funds                                 -               -                    -
      Net unrealized appreciation (depreciation) of investments                 (438)           (688)                (104)
                                                                          ----------       ---------            ---------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                (438)           (688)                (104)
                                                                          ----------       ---------            ---------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $     (417)      $    (676)           $     (81)
                                                                          ==========       =========            =========

                                     VL-R-6

                                                             DIVISIONS
---------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen                                                                                        Neuberger
Series Worldwide     J.P. Morgan     MFS Capital                                                   Berman AMT Mid-  North American-
Growth Portfolio-   Small Company   Opportunities   MFS Emerging       MFS New       MFS Research    Cap Growth     AG International
 Service Shares       Portfolio        Series       Growth Series  Discovery Series     Series       Portfolio       Equities Fund
-----------------   -------------   -------------   -------------  ----------------  ------------  --------------   ----------------
    $   96,603        $   16,914       $ 126,986     $   604,494       $  48,170       $  77,778      $ 35,155          $  79,986
             1                 1              (1)              2              (1)              1             -                 59
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------
    $   96,604        $   16,915       $ 126,985     $   604,496       $  48,169       $  77,779      $ 35,155          $  80,045
    ==========        ==========       =========     ===========       =========       =========      ========          =========


    $      158        $        3       $       4     $         -       $       -       $       6      $      -          $   1,955

          (243)                6            (456)         (2,289)           (128)           (340)           (9)              (375)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------
           (85)                9            (452)         (2,289)           (128)           (334)           (9)             1,580
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------

          (499)           (3,663)         (6,195)       (152,369)         (5,929)         (1,063)       (2,311)           (34,568)
             -                 -           5,473          30,980           1,288           5,447             -             10,225
        (5,517)              456         (24,397)        (91,763)           (971)        (15,838)       (1,676)            (5,473)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------
        (6,016)           (3,207)        (25,119)       (213,152)         (5,612)        (11,454)       (3,987)           (29,816)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------

    $   (6,101)       $   (3,198)      $ (25,571)    $  (215,441)      $  (5,740)      $ (11,788)     $ (3,996)         $ (28,236)
    ==========        ==========       =========     ===========       =========       =========      ========          =========


    $        4        $        -       $       -     $         -       $       -       $       -      $      -          $     318

            (1)                -              (2)           (468)              -              (1)           (4)              (246)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------
             3                 -              (2)           (468)              -              (1)           (4)                72
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------

             -                 -               -          (5,288)              -               -             -            (12,561)
             -                 -               -               -               -               -             -             19,572
          (103)               95             725         (46,363)            133              29           674            (19,514)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------
          (103)               95             725         (51,651)            133              29           674            (12,503)
    ----------        ----------       ---------     -----------       ---------       ---------      --------          ---------

    $     (100)       $       95       $     723     $   (52,119)      $     133       $      28      $    670          $ (12,431)
    ==========        ==========       =========     ===========       =========       =========      ========          =========

                                    VL-R-7

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                        DIVISIONS
                                                                 --------------------------------------------------
                                                                 North American -  North American-  North American -
                                                                   AG MidCap          AG Money      AG Nasdaq - 100
                                                                   Index Fund       Market Fund     Index Fund (1)
                                                                 --------------------------------------------------
STATEMENTS OF NET ASSETS
December 31, 2001


ASSETS:
  Investment securities - at market                               $  444,324        $ 4,973,225      $   414,453
  Due from (to) American General Life Insurance Company                    1                 34                2
                                                                  ----------        -----------      -----------
     NET ASSETS                                                   $  444,325        $ 4,973,259      $   414,455
                                                                  ==========        ===========      ===========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
  Dividends from mutual funds                                     $    3,274        $   209,487      $         1

EXPENSES:
  Mortality and expense risk                                          (1,715)           (23,302)            (621)
                                                                  ----------        -----------      -----------
     NET INVESTMENT INCOME (LOSS)                                      1,559            186,185             (620)
                                                                  ----------        -----------      -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                           (122,611)                --           (2,195)
  Capital gain distributions from mutual funds                        44,213                 --               --
  Net unrealized appreciation (depreciation) of investments           65,415                 --          (25,199)
                                                                  ----------        -----------      -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (12,983)                --          (27,394)
                                                                  ----------        -----------      -----------

     INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $  (11,424)       $   186,185      $   (28,014)
                                                                  ==========        ===========      ===========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

INVESTMENT INCOME:
  Dividends from mutual funds                                     $    1,237        $    84,548      $        --

EXPENSES:
  Mortality and expense risk                                            (514)            (5,321)              --
                                                                  ----------        -----------      -----------
     NET INVESTMENT INCOME (LOSS)                                        723             79,227               --
                                                                  ----------        -----------      -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                              4,899                 --               --
  Capital gain distributions from mutual funds                        93,689                 --               --
  Net unrealized appreciation (depreciation) of investments          (96,950)                --               --
                                                                  ----------        -----------      -----------
     NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            1,638                 --               --
                                                                  ----------        -----------      -----------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $    2,361        $    79,227      $        --
                                                                  ==========        ===========      ===========


(1) Since inception January 2001
(2) Since inception October 2001

      See accompanying notes.

                                    VL-R-8

                                                             DIVISIONS
-----------------------------------------------------------------------------------------------------------------------------------
North American -
  T.Row Price                                                                                             Putnam VT     Putnam VT
   Science &     North American-    North American-    PIMCO Real       PIMCO Short-     PIMCO Total     Diversified    Growth and
Technology Fund   AG Small Cap      AG Stock Index     Return Bond        Term Bond      Return Bond     Income Fund-  Income Fund-
      (1)          Index Fund            Fund         Portfolio (1)     Portfolio (1)   Portfolio (2)      Class IB      Class IB
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------
$        13,375  $       133,533   $      3,283,893   $     172,524     $       92,363  $     451,526    $     55,118   $   483,686
            (19)               3                 21              16                  2             26             (13)            6
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------

$        13,356  $       133,536   $      3,283,914   $     172,540     $       92,365  $     451,552    $     55,105   $   483,692
===============  ===============   ================   =============     ==============  =============    ============   ===========





$             -  $         1,209   $         24,603   $       7,703     $        3,820  $       7,347    $        391   $     9,999


            (24)            (350)           (10,278)           (493)               (27)          (631)           (203)       (1,553)
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------
            (24)             859             14,325           7,210              3,793          6,716             188         8,446
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------


         (9,721)            (435)          (154,132)            515               (174)         2,259           1,984        (4,310)
            751           17,545            128,560           2,082                324          8,391               -             -
         (1,682)         (16,300)          (214,389)         (3,117)               510        (11,789)            (44)      (28,676)
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------
        (10,652)             810           (239,961)           (520)               660         (1,139)          1,940       (32,986)
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------

$       (10,676) $         1,669   $       (225,636)  $       6,690     $        4,453  $       5,577    $      2,128   $   (24,540)
===============  ===============   ================   =============     ==============  =============    ============   ===========





$             -  $             -   $          4,501   $           -     $            -  $           -    $          -   $         -


              -               34             (1,966)              -                  -              -             (71)         (185)
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------
              -               34              2,535               -                  -              -             (71)         (185)
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------


              -                -            (22,914)              -                  -              -            (780)          102
              -                -             39,270               -                  -              -               -             -
              -                -           (151,948)              -                  -              -             410         9,467
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------
              -                -           (135,592)              -                  -              -            (370)        9,569
---------------  ---------------   ----------------   -------------     --------------  -------------    ------------   -----------

$             -  $            34   $       (133,057)  $           -     $            -  $           -    $       (441)  $     9,384
===============  ===============   ================   =============     ==============  =============    ============   ===========

                                    VL-R-9

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                     DIVISIONS
                                                                                --------------------------------------------------

                                                                                   Putnam VT
                                                                                  International                       SAFECO RST-
                                                                                   Growth and                           Growth
                                                                                  Income Fund -     SAFECO RST-      Opportunites
                                                                                    Class IB      Equity Portfolio    Portfolio
                                                                                ---------------- ------------------ --------------
STATEMENTS OF NET ASSETS
December 31, 2001

ASSETS:
      Investment securities - at market                                            $ 749,668         $  158,260        $  349,689
      Due from (to) American General Life Insurance Company                              (38)               (23)              (81)
                                                                                   ---------         ----------        ----------

          NET ASSETS                                                               $ 749,630         $  158,237        $  349,608
                                                                                   =========         ==========        ==========
STATEMENTS OF OPERATIONS
Year Ended December 31, 2001

INVESTMENT INCOME:
      Dividends from mutual funds                                                  $  16,881         $    1,179        $        -

EXPENSES:
      Mortality and expense risk                                                      (1,949)              (357)           (1,261)
                                                                                   ---------         ----------        ----------
          NET INVESTMENT INCOME (LOSS)                                                14,932                822            (1,261)
                                                                                   ---------         ----------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                        (17,890)           (15,006)          (27,538)
      Capital gain distributions from mutual funds                                         -                  -             7,356
      Net unrealized appreciation (depreciation) of investments                      (73,262)             1,521            72,098
                                                                                   ---------         ----------        ----------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                     (91,152)           (13,485)           51,916
                                                                                   ---------         ----------        ----------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ (76,220)        $  (12,663)       $   50,655
                                                                                   =========         ==========        ==========

STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

INVESTMENT INCOME:
      Dividends from mutual funds                                                  $       -         $      466        $        -

EXPENSES:
      Mortality and expense risk                                                        (249)               (76)             (398)
                                                                                   ---------         ----------        ----------
          NET INVESTMENT INCOME (LOSS)                                                  (249)               390              (398)
                                                                                   ---------         ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain (loss) on investments                                        (12,804)                 -            (2,962)
      Capital gain distributions from mutual funds                                         -                  -            31,366
      Net unrealized appreciation (depreciation) of investments                       13,955             (1,826)          (48,268)
                                                                                   ---------         ----------        ----------
          NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                       1,151             (1,826)          (19,864)
                                                                                   ---------         ----------        ----------

          INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $     902         $   (1,436)       $  (20,262)
                                                                                   =========         ==========        ==========

(1) Since inception March 2001

       See accompanying notes.

                                    VL-R-10

                                    DIVISIONS
--------------------------------------------------------------------------------------------------
                                                                              Van Kampen LIT
                                          Vanguard VIF     Vanguard VIF       Strategic Stock
   UIF Equity         UIF High Yield    High Yield Bond     REIT Index       Portfolio - Class I
Growth Portfolio         Portfolio       Portfolio (1)     Portfolio (1)           Shares
----------------      --------------    --------------     -------------     -------------------
   $    347,674        $   220,816       $     66,274       $  114,114         $     170,932
              3                (22)                (1)             (23)                    3
   ------------        -----------       ------------       ----------         -------------

   $    347,677        $   220,794       $     66,273       $  114,091         $     170,935
   ============        ===========       ============       ==========         =============


   $         --        $    25,100       $        197       $    1,981         $       3,228

         (1,192)              (876)              (190)            (300)                 (715)
   ------------        -----------       ------------       ----------         -------------
         (1,192)            24,224                  7            1,681                 2,513
   ------------        -----------       ------------       ----------         -------------


        (37,337)           (15,845)              (339)             405                 3,940
            369                 --                 --              214                    --
         (5,571)           (17,028)               564            7,564                (6,891)
   ------------        -----------       ------------       ----------         -------------
        (42,539)           (32,873)               225            8,183                (2,951)
   ------------        -----------       ------------       ----------         -------------

   $    (43,731)       $    (8,649)      $        232       $    9,864         $        (438)
   ============        ===========       ============       ==========         =============


   $         --        $    26,859       $         --       $       --         $          --

           (254)              (394)                --               --                  (163)
   ------------        -----------       ------------       ----------         -------------
           (254)            26,465                 --               --                  (163)
   ------------        -----------       ------------       ----------         -------------


           (585)            (4,187)                --               --                 1,140
         11,240                 --                 --               --                    --
        (35,313)           (43,335)                --               --                12,792
   ------------        -----------       ------------       ----------         -------------
        (24,658)           (47,522)                --               --                13,932
   ------------        -----------       ------------       ----------         -------------

   $    (24,912)       $   (21,057)      $         --       $       --         $      13,769
   ============        ===========       ============       ==========         =============

                                    VL-R-11

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                 DIVISIONS
                                                                         --------------------------------------------------------
                                                                             AIM V.I.
                                                                          International     AIM V.I. Value    American Century
                                                                           Equity Fund-     Fund -  Class I      VP Value Fund
                                                                          Class I Share          Shares               (1)
                                                                         --------------     ---------------    ------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
      Net investment income (loss)                                          $     (83)         $  (1,407)          $    (108)
      Net realized gain (loss) on investments                                 (86,855)           (58,573)                 --
      Capital gain distributions from mutual funds                              7,683             13,234                  --
      Net unrealized appreciation (depreciation) of investments                (4,436)           (23,179)              6,053
                                                                            ---------          ---------           ---------
          Increase (decrease) in net assets resulting from operations         (83,691)           (69,925)              5,945
                                                                            ---------          ---------           ---------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                             65,486            189,255              28,252
      Net transfers                                                           105,675            258,819              66,240
      Internal rollovers                                                           --              2,700                  --
      Cost of insurance and other charges                                     (43,497)           (88,782)             (9,402)
      Administrative charges                                                   (4,804)           (13,420)             (1,934)
      Policy loans                                                                 --                 --                  --
      Terminations and withdrawals                                                 --             (3,274)                 --
                                                                            ---------          ---------           ---------
          Increase in net assets resulting from principal transactions        122,860            345,298              83,156
                                                                            ---------          ---------           ---------
      TOTAL INCREASE IN NET ASSETS                                             39,169            275,373              89,101

NET ASSETS:
      Beginning of year                                                       267,292            435,561                  --
                                                                            ---------          ---------           ---------
      End of year                                                           $ 306,461          $ 710,934           $  89,101
                                                                            =========          =========           =========


STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000

OPERATIONS:
      Net investment income (loss)                                          $     450          $    (114)          $      --
      Net realized gain (loss) on investments                                  (1,507)           (23,651)                 --
      Capital gain distributions from mutual funds                             16,781             16,357                  --
      Net unrealized appreciation (depreciation) of investments               (36,314)           (40,687)                 --
                                                                            ---------          ---------           ---------
          Increase (decrease) in net assets resulting from operations         (20,590)           (48,095)                 --
                                                                            ---------          ---------           ---------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                            298,994            513,251                  --
      Net transfers                                                                --                 --                  --
      Internal rollovers                                                           --                 --                  --
      Cost of insurance and other charges                                      (7,457)           (25,175)                 --
      Administrative charges                                                   (3,655)            (4,420)                 --
      Policy Loans                                                                 --                 --                  --
      Terminations and withdrawals                                                 --                 --                  --
                                                                            ---------          ---------           ---------
          Increase in net assets resulting from principal transactions        287,882            483,656                  --
                                                                            ---------          ---------           ---------
      TOTAL INCREASE IN NET ASSETS                                            267,292            435,561                  --

NET ASSETS:
      Beginning of Year                                                            --                 --                  --
                                                                            ---------          ---------           ---------
      End of Year                                                           $ 267,292          $ 435,561           $      --
                                                                            =========          =========           =========

(1)   Since inception April 2001
(2)   Since inception January 2001

        See accompanying notes.

                                    VL-R-12

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------
               Credit Suisse     Dreyfus IP     Dreyfus VIF   Dreyfus VIF                         Fidelity VIP    Fidelity VIP
               Warburg Pincus   MidCap Stock    Quality Bond   Small Cap                           Contrafund       Equity
               Trust Small       Portfolio        Portfolio    Portfolio -  Fidelity VIP Asset     Portfolio -     Portolio -
Ayco Growth   Company Growth     - Initial      - Initial       Initial     Manager Portfolio       Service         Service
 Fund (2)       Portfolio          shares          shares       shares       Service Class 2        Class 2         Class 2
-----------   --------------   -------------   -------------  ------------  ------------------   --------------  -------------
$    (4,395)  $       (165)    $        (65)   $      9,532   $       221    $             4     $       (3,921) $    (4,161)
    (35,315)             -           (3,073)          6,857      (158,945)                 -             (4,125)      (3,471)
     20,127              -                -           1,590        38,512                 23                562        1,023
 (1,120,337)        (3,942)           8,585          (8,375)       94,934               (232)             3,712      (25,775)
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
 (1,139,920)        (4,107)           5,447           9,604       (25,278)              (205)            (3,772)     (32,384)
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------

      4,211          3,990            4,228          74,080       132,219              6,034             28,315       73,014
  7,950,114         19,936           98,898          28,712       216,706             26,059          2,340,306    2,542,438
          -              -                -               -         2,700                  -                  -            -
   (288,788)        (1,109)          (9,289)        (24,830)      (53,339)            (4,723)           (87,799)    (114,946)
       (405)          (282)            (416)         (5,148)       (9,197)              (471)            (1,958)      (5,053)
          -            579                -               -             -                  -                652          652
          -              -                -               -        (2,840)                 -                  -            -
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
  7,665,132         23,114           93,421          72,814       286,249             26,899          2,279,516    2,496,105
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
  6,525,212         19,007           98,868          82,418       260,971             26,694          2,275,744    2,463,721


          -         26,956            2,349         165,712       315,688              1,513             19,405       19,392
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
$ 6,525,212   $     45,963     $    101,217    $    248,130   $   576,659    $        28,207     $    2,295,149  $ 2,483,113
===========   ============     ============    ============   ===========    ===============     ==============  ===========



$         -   $         (5)    $          4    $      3,508   $       446    $             -     $           (1) $        (1)
          -              -                -           1,282        (1,903)                 -                  -            -
          -          5,999               35               -       126,560                  -                  -            -
          -         (4,766)              34           3,359      (132,004)                 5                288          301
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
          -          1,228               73           8,149        (6,901)                 5                287          300
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------


          -         25,727            2,276         165,188       337,389              1,509             19,118       19,092
          -              -                -               -             -                  -                  -            -
          -              -                -               -             -                  -                  -            -
          -             26                2          (7,426)      (10,522)                 -                 18           18
          -            (25)              (2)           (199)       (4,278)                (1)               (18)         (18)
          -              -                -               -             -                  -                  -            -
          -              -                -               -             -                  -                  -            -
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
          -         25,728            2,276         157,563       322,589              1,508             19,118       19,092
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
          -         26,956            2,349         165,712       315,688              1,513             19,405       19,392

          -              -                -               -             -                  -                  -            -
-----------   ------------     ------------    ------------   -----------    ---------------     --------------  -----------
$         -   $     26,956     $      2,349    $    165,712   $   315,688    $         1,513     $       19,405  $    19,392
===========   ============     ============    ============   ===========    ===============     ==============  ===========

                                    VL-R-13

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                  DIVISIONS
                                                                          ----------------------------------------------------------
                                                                                                                      Janus Aspen
                                                                                                  Janus Aspen           Series
                                                                            Fidelity VIP       Series Aggressive     International
                                                                           Growth Portfolio -  Growth Portfolio - Growth Portfolio -
                                                                           Service Class 2      Service Shares      Service Shares
                                                                          ------------------  ------------------- ------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
      Net investment income (loss)                                             $    (686)         $    (223)           $     481
      Net realized gain (loss) on investments                                      6,626             (1,487)              (3,256)
      Capital gain distributions from mutual funds                                 2,167                  -                    -
      Net unrealized appreciation (depreciation) of investments                  (18,488)           (19,863)             (29,382)
                                                                               ---------          ----------           ----------
          Decrease in net assets resulting from operations                       (10,381)           (21,573)             (32,157)
                                                                               ---------          ----------           ----------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                                46,375             19,648               24,566
      Net transfers                                                              260,818             51,514              186,052
      Internal rollovers                                                               -                  -                    -
      Cost of insurance and other charges                                        (22,282)            (8,490)             (20,624)
      Administrative charges                                                      (3,261)            (1,374)              (1,687)
      Policy loans                                                                   652                579                  507
      Terminations and withdrawals                                                     -                  -                    -
                                                                               ---------          ---------            ---------
          Increase (Decrease) in net assets resulting from principal
           transactions                                                          282,302             61,877              188,814
                                                                               ---------          ---------            ---------
      TOTAL INCREASE (DECREASE) IN NET ASSETS                                    271,921             40,304              156,657

NET ASSETS:
      Beginning of year                                                           26,019             22,360               12,329
                                                                               ---------          ---------            ---------
      End of year                                                              $ 297,940          $  62,664            $ 168,986
                                                                               =========          =========            =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000

OPERATIONS:
      Net investment income (loss)                                             $      21          $      12            $      23
      Net realized loss on investments                                                 -                  -                    -
      Capital gain distributions from mutual funds                                     -                  -                    -
      Net unrealized appreciation (depreciation) of investments                     (438)              (688)                (104)
                                                                               ---------          ---------            ---------
          Increase (decrease) in net assets resulting from operations               (417)              (676)                 (81)
                                                                               ---------          ---------            ---------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                                26,667             23,267               12,410
      Net Transfers                                                                    -                  -                    -
      Internal rollovers                                                               -                  -                    -
      Cost of insurance and other charges                                           (205)              (208)                  12
      Administrative charges                                                         (26)               (23)                 (12)
      Policy Loans                                                                     -                  -                    -
      Terminations and withdrawals                                                     -                  -                    -
                                                                               ---------          ---------            ---------
          Increase in net assets resulting from principal transactions            26,436             23,036               12,410
                                                                               ---------          ---------            ---------
      TOTAL INCREASE IN NET ASSETS                                                26,019             22,360               12,329

NET ASSETS:
      Beginning of Year                                                                -                  -                    -
                                                                               ---------          ---------            ---------
      End of Year                                                              $  26,019          $  22,360            $  12,329
                                                                               =========          =========            =========

See accompanying notes.

                                    VL-R-14

                                                          DIVISIONS
--------------------------------------------------------------------------------------------------------------------------------
  Janus Aspen
Series Worldwide                                                                                 Neuberger
    Growth        J.P. Morgan    MFS Capital                      MFS New                     Bermam AMT Mid-   North American -
 Portfolio-      Small Company  Opportunities   MFS Emerging     Discovery     MFS Research     Cap Growth      AG International
Service Shares     Portfolio       Series      Growth Series      Series         Series          Portfolio       Equities Fund
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
 $         (85)  $           9   $      (452)  $      (2,289)  $       (128)  $        (334)  $            (9)  $         1,580
          (499)         (3,663)       (6,195)       (152,369)        (5,929)         (1,063)           (2,311)          (34,568)
             -               -         5,473          30,980          1,288           5,447                 -            10,225
        (5,517)            456       (24,397)        (91,763)          (971)        (15,838)           (1,676)           (5,473)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
        (6,101)         (3,198)      (25,571)       (215,441)        (5,740)        (11,788)           (3,996)          (28,236)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------


        38,471           1,172        21,275         219,082         14,220          20,333            14,459            31,508
        62,873          19,677       111,714         251,448         41,749          66,377            17,244           (72,003)
             -               -             -           2,700              -               -                 -                 -
       (10,729)         (2,619)      (12,953)       (105,071)        (3,469)        (10,266)           (3,351)          (12,388)
        (2,601)            (94)       (1,644)        (15,575)          (991)         (1,471)             (999)           (2,181)
           579               -           507             579              -             507                 -                 -
             -               -             -            (992)             -               -                 -              (965)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
        88,593          18,136       118,899         352,171         51,509          75,480            27,353           (56,029)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
        82,492          14,938        93,328         136,730         45,769          63,692            23,357           (84,265)


        14,112           1,977        33,657         467,766          2,400          14,087            11,798           164,310
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
 $      96,604   $      16,915   $   126,985   $     604,496   $     48,169   $      77,779   $        35,155          $ 80,045
=============== =============== ============= =============== ============== =============== ================= =================





 $           3   $           -   $        (2)  $        (468)  $          -   $          (1)  $            (4)  $            72
             -               -             -          (5,288)             -               -                 -           (12,561)
             -               -             -               -              -               -                 -            19,572
          (103)             95           725         (46,363)           133              29               674           (19,514)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
          (100)             95           723         (52,119)           133              28               670           (12,431)
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------


        14,212           1,882        33,166         545,257          2,267          14,059            11,127           187,175
             -               -             -               -              -               -                 -                 -
             -               -             -               -              -               -                 -                 -
            13               2          (199)        (21,657)             2              13                12            (8,635)
           (13)             (2)          (33)         (3,715)            (2)            (13)              (11)           (1,799)
             -               -             -               -              -               -                 -                 -
             -               -             -               -              -               -                 -                 -
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
        14,212           1,882        32,934         519,885          2,267          14,059            11,128           176,741
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
        14,112           1,977        33,657         467,766          2,400          14,087            11,798           164,310


             -               -             -               -              -               -                 -                 -
--------------- --------------- ------------- --------------- -------------- --------------- ----------------- -----------------
 $      14,112   $       1,977   $    33,657   $     467,766   $      2,400   $      14,087   $        11,798   $       164,310
=============== =============== ============= =============== ============== =============== ================= =================

                                    VL-R-15

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                    DIVISIONS
                                                                                -------------------------------------------------

                                                                                 North American-   North American   North American-
                                                                                AG MidCap Index    AG Money Market  AG Nasdaq - 100
                                                                                     Fund                Fund        Index Fund (1)
                                                                                ---------------    --------------   --------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
  Net investment income (loss)                                                  $         1,559    $      186,185   $         (620)
  Net realized gain (loss) on investments                                              (122,611)                -           (2,195)
  Capital gain distributions from mutual funds                                           44,213                 -                -
  Net unrealized appreciation (depreciation) of investments                              65,415                 -          (25,199)
                                                                                ---------------    --------------   --------------
      Increase (decrease) in net assets resulting from operations                       (11,424)          186,185          (28,014)
                                                                                ---------------    --------------   --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                                                          109,440        14,314,415            1,252
  Net transfers                                                                         (14,758)      (19,270,927)         463,684
  Internal rollovers                                                                          -           452,137                -
  Cost of insurance and other charges                                                   (53,748)         (760,999)         (22,323)
  Administrative charges                                                                 (7,694)         (935,729)            (144)
  Policy loans                                                                                -               188                -
  Terminations and withdrawals                                                           (5,739)                -                -
                                                                                ---------------    --------------   --------------
      Increase (Decrease) in net assets resulting from principal transactions            27,501        (6,200,915)         442,469
                                                                                ---------------    --------------   --------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                16,077        (6,014,730)         414,455

NET ASSETS:
  Beginning of year                                                                     428,248        10,987,989                -
                                                                                ---------------    --------------   --------------
  End of year                                                                   $       444,325    $    4,973,259   $      414,455
                                                                                ===============    ==============   ==============


STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000

OPERATIONS:
  Net investment income (loss)                                                  $           723    $       79,227   $            -
  Net realized gain (loss) on investments                                                 4,899                 -                -
  Capital gain distributions from mutual funds                                           93,689                 -                -
  Net unrealized appreciation (depreciation) of investments                             (96,950)                -                -
                                                                                ---------------    --------------   --------------
      Increase (decrease) in net assets resulting from operations                         2,361            79,227                -
                                                                                ---------------    --------------   --------------

PRINCIPAL TRANSACTIONS:
  Net premiums                                                                          447,466        10,150,898                -
  Net Transfers                                                                               -                 -                -
  Internal rollovers                                                                          -         2,108,440                -
  Cost of insurance and other charges                                                   (14,938)         (349,664)               -
  Administrative charges                                                                 (6,641)         (993,726)               -
  Policy Loans                                                                                -            (7,186)               -
  Terminations and withdrawals                                                                -                 -                -
                                                                                ---------------    --------------   --------------
      Increase in net assets resulting from principal transactions                      425,887        10,908,762                -
                                                                                ---------------    --------------   --------------
  TOTAL INCREASE IN NET ASSETS                                                          428,248        10,987,989                -

NET ASSETS:
  Beginning of Year                                                                           -                 -                -
                                                                                ---------------    --------------   --------------
  End of Year                                                                   $       428,248    $   10,987,989   $            -
                                                                                ===============    ==============   ==============


(1) Since inception January 2001
(2) Since inception October 2001

      See accompanying notes.

                                    VL-R-16

                                                             DIVISIONS
------------------------------------------------------------------------------------------------------------------------------------
  North American-        North
   T.Rowe Price       American - AG        North            PIMCO               PIMCO               PIMCO             Putnam VT
    Science &        Small Cap Index   American - AG    Real Return Bond    Short-Term Bond   Total Return Bond   Diversified Income
Technology Fund (1)       Fund        Stock Index Fund    Portfolio (1)      Portfolio (1)       Portfolio (2)      Fund - Class IB
-------------------  ---------------  ----------------  -----------------  -----------------  ------------------  ------------------
    $    (24)         $     859         $    14,325         $   7,210          $   3,793          $   6,716            $     188
      (9,721)              (435)           (154,132)              515               (174)             2,259                1,984
         751             17,545             128,560             2,082                324              8,391                    -
      (1,682)           (16,300)           (214,389)           (3,117)               510            (11,789)                 (44)
    --------          ---------         -----------         ---------          ---------          ---------            ---------
     (10,676)             1,669            (225,636)            6,690              4,453              5,577                2,128
    --------          ---------         -----------         ---------          ---------          ---------            ---------


         466              5,969             834,097            16,373             10,575             22,666                5,565
      24,661            138,566           1,547,026           182,149             91,291            440,887                8,450
           -                  -               2,700                 -                  -                  -                    -
      (1,016)           (13,039)           (249,941)          (31,519)           (13,188)           (16,021)              (7,792)
         (79)              (420)            (55,972)           (1,153)              (766)            (1,557)                (460)
           -                  -                   -                 -                  -                  -                    -
           -                  -             (13,119)                -                  -                  -                    -
    --------          ---------         -----------         ---------          ---------          ---------            ---------
      24,032            131,076           2,064,791           165,850             87,912            445,975                5,763
    --------          ---------         -----------         ---------          ---------          ---------            ---------
      13,356            132,745           1,839,155           172,540             92,365            451,552                7,891


           -                791           1,444,759                 -                  -                  -               47,214
    --------          ---------         -----------         ---------          ---------          ---------            ---------
    $ 13,356          $ 133,536         $ 3,283,914         $ 172,540          $  92,365          $ 451,552            $  55,105
    ========          =========         ===========         =========          =========          =========            =========






    $      -          $      34         $     2,535         $       -          $       -          $       -            $     (71)
           -                  -             (22,914)                -                  -                  -                 (780)
           -                  -              39,270                 -                  -                  -                    -
           -                  -            (151,948)                -                  -                  -                  410
    --------          ---------         -----------         ---------          ---------          ---------            ---------
           -                 34            (133,057)                -                  -                  -                 (441)
    --------          ---------         -----------         ---------          ---------          ---------            ---------


           -                758           1,644,251                 -                  -                  -               49,940
           -                  -                   -                 -                  -                  -                    -
           -                  -                   -                 -                  -                  -                    -
           -                  -             (53,923)                -                  -                  -               (2,225)
           -                 (1)            (12,512)                -                  -                  -                  (60)
           -                  -                   -                 -                  -                  -                    -
           -                  -                   -                 -                  -                  -                    -
    --------          ---------         -----------         ---------          ---------          ---------            ---------
           -                757           1,577,816                 -                  -                  -               47,655
    --------          ---------         -----------         ---------          ---------          ---------            ---------
           -                791           1,444,759                 -                  -                  -               47,214


           -                  -                   -                 -                  -                  -                    -
    --------          ---------         -----------         ---------          ---------          ---------            ---------
    $      -          $     791         $ 1,444,759         $       -          $       -          $       -            $  47,214
    ========          =========         ===========         =========          =========          =========            =========

                                    VL-R-17

American General Life Insurance Company
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

                                                                                                   DIVISIONS
                                                                                  -----------------------------------------------
                                                                                                  Putnam VT
                                                                                  Putnam VT     International
                                                                                  Growth and      Growth and
                                                                                 Income Fund-    Income Fund-      SAFECO RST-
                                                                                   Class IB        Class IB      Equity Portfolio
                                                                                 ------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2001

OPERATIONS:
      Net investment income (loss)                                                $   8,446       $  14,932         $    822
      Net realized gain (loss) on investments                                        (4,310)        (17,890)         (15,006)
      Capital gain distributions from mutual funds                                        -               -                -
      Net unrealized appreciation (depreciation) of investments                     (28,676)        (73,262)           1,521
                                                                                  ---------       ---------         --------
          Increase (decrease) in net assets resulting from operations               (24,540)        (76,220)         (12,663)
                                                                                  ---------       ---------         --------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                                  137,455          42,357           68,833
      Net transfers                                                                 236,912         613,204           64,598
      Internal rollovers                                                                  -               -                -
      Cost of insurance and other charges                                           (76,832)        (42,257)         (18,276)
      Administrative charges                                                         (9,732)         (2,981)          (4,567)
      Policy loans                                                                        -               -                -
      Terminations and withdrawals                                                        -               -                -
                                                                                  ---------       ---------         --------
          Increase in net assets resulting from principal transactions              287,803         610,323          110,588
                                                                                  ---------       ---------         --------
      TOTAL INCREASE IN NET ASSETS                                                  263,263         534,103           97,925

NET ASSETS:
      Beginning of year                                                             220,429         215,527           60,312
                                                                                  ---------       ---------        ---------
      End of year                                                                 $ 483,692       $ 749,630        $ 158,237
                                                                                  =========       =========        =========

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2000

OPERATIONS:
      Net investment income (loss)                                                $    (185)      $    (249)       $     390
      Net realized gain (loss) on investments                                           102         (12,804)               -
      Capital gain distributions from mutual funds                                        -               -                -
      Net unrealized appreciation (depreciation) of investments                       9,467          13,955           (1,826)
                                                                                  ---------       ---------        ---------
          Increase (decrease) in net assets resulting from operations                 9,384             902           (1,436)
                                                                                  ---------       ---------        ---------

PRINCIPAL TRANSACTIONS:
      Net premiums                                                                  219,736         225,265           63,034
      Net Transfers                                                                       -               -                -
      Internal rollovers                                                                  -               -                -
      Cost of insurance and other charges                                              (386)         (7,846)          (1,217)
      Administrative charges                                                         (8,305)         (2,794)             (69)
      Policy Loans                                                                        -               -                -
      Terminations and withdrawals                                                        -               -                -
                                                                                  ---------       ---------        ---------
          Increase in net assets resulting from principal transactions              211,045         214,625           61,748
                                                                                  ---------       ---------        ---------
      TOTAL INCREASE IN NET ASSETS                                                  220,429         215,527           60,312

NET ASSETS:
      Beginning of Year                                                                   -               -                -
                                                                                  ---------       ---------        ---------
      End of Year                                                                 $ 220,429       $ 215,527        $  60,312
                                                                                  =========       =========        =========

(1)  Since inception March 2001

       See accompanying notes.

                                    VL-R-18

                                                    DIVISIONS
---------------------------------------------------------------------------------------------------------------------

 SAFECO RST-                                                                                        Van Kampen LIT
   Growth                                                    Vanguard VIF         Vanguard VIF      Strategic Stock
Opportunities       UIF Equity         UIF High Yield      High Yield Bond         REIT Index     Portfolio - Class I
  Portfolio      Growth Portfolio         Portfolio          Portfolio(1)         Portfolio(1)          Shares
---------------------------------------------------------------------------------------------------------------------
$    (1,261)       $     (1,192)        $     24,224         $          7         $      1,681        $     2,513
    (27,538)            (37,337)             (15,845)                (339)                 405              3,940
      7,356                 369                    -                    -                  214                  -
     72,098              (5,571)             (17,028)                 564                7,564             (6,891)
-----------        ------------         ------------         ------------         ------------        -----------
     50,655             (43,731)              (8,649)                 232                9,864               (438)
-----------        ------------         ------------         ------------         ------------        -----------


     99,593             103,631               37,538                9,961                6,735             55,835
    (27,687)             87,493               (8,948)              65,235              107,763             (2,902)
          -               2,700                    -                    -                    -                  -
    (51,058)            (38,371)             (12,462)              (8,442)              (9,779)           (30,802)
     (6,798)             (7,250)              (2,534)                (713)                (492)            (3,924)
        796                   -                    -                    -                    -                652
     (2,865)                  -                    -                    -                    -                  -
-----------        ------------         ------------         ------------         ------------        -----------
     11,981             148,203               13,594               66,041              104,227             18,859
-----------        ------------         ------------         ------------         ------------        -----------
     62,636             104,472                4,945               66,273              114,091             18,421


    286,972             243,205              215,849                    -                    -            152,514
-----------        ------------         ------------         ------------         ------------        -----------
$   349,608        $    347,677         $    220,794         $     66,273         $    114,091        $   170,935
===========        ============         ============         ============         ============        ===========


$      (398)       $       (254)        $     26,465         $          -         $          -        $      (163)
     (2,962)               (585)              (4,187)                   -                    -              1,140
     31,366              11,240                    -                    -                    -                  -
    (48,268)            (35,313)             (43,335)                   -                    -             12,792
-----------        ------------         ------------         ------------         ------------        -----------
    (20,262)            (24,912)             (21,057)                   -                    -             13,769
-----------        ------------         ------------         ------------         ------------        -----------

    328,682             278,218              242,075                    -                    -            150,468
          -                   -                    -                    -                    -                  -
          -                   -                    -                    -                    -                  -
    (19,814)             (8,258)              (4,943)                   -                    -            (11,335)
     (1,634)             (1,843)                (226)                   -                    -               (388)
          -                   -                    -                    -                    -                  -
          -                   -                    -                    -                    -                  -
-----------        ------------         ------------         ------------         ------------        -----------
    307,234             268,117              236,906                    -                    -            138,745
-----------        ------------         ------------         ------------         ------------        -----------
    286,972             243,205              215,849                    -                    -            152,514

          -                   -                    -                    -                    -                  -
-----------        ------------         ------------         ------------         ------------        -----------
$   286,972        $    243,205         $    215,849         $          -         $          -        $   152,514
===========        ============         ============         ============         ============        ===========

                                    VL-R-19

NOTES TO FINANCIAL STATEMENTS
Platinum Investor Survivor Divisions
SEPARATE ACCOUNT VL-R

Note A - Organization

     The Platinum Investor Survivor Divisions (the "Divisions") of American General Life Insurance Company Separate Account VL-R (the "Separate Account") received their first deposits in May 2000. The Separate Account was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended, and consists of sixty-five investment divisions at December 31, 2001.

     The forty-one Divisions, as of December 31, 2001, available to the Platinum Investor Survivor policy owners invest in independently managed mutual fund portfolios ("Funds"), and are as follows: /(1)//(2)/


AIM Variable Insurance Funds - Class I Shares ("V.I."):
     AIM V.I. International Equity Fund /(3)/
     AIM V.I. Value Fund /(4)/

American Century Variable Portfolios, Inc. ("VP"):
     VP Value Fund

Ayco Series Trust:
     Ayco Growth Fund /(5)/

Credit Suisse Warburg Pincus Trust: /(6)/
     Small Company Growth Portfolio /(6)/

Dreyfus Investment Portfolios ("IP"):
     MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("VIF")
     Quality Bond Portfolio - Initial shares
     Small Cap Portfolio - Initial shares

Fidelity Variable Insurance Products Fund ("VIP"):
     VIP Asset Manager(SM) Portfolio - Service Class 2
     VIP Contrafund(R) Portfolio - Service Class 2
     VIP Equity-Income Portfolio - Service Class 2
     VIP Growth Portfolio - Service Class 2

Janus Aspen Series - Service Shares:
     Aggressive Growth Portfolio
     International Growth Portfolio
     Worldwide Growth Portfolio

J.P. Morgan Series Trust II:
     J.P. Morgan Small Company Portfolio /(7)/

MFS Variable Insurance Trust:
     MFS Capital Opportunities Series
     MFS Emerging Growth Series
     MFS New Discovery Series
     MFS Research Series

Neuberger Berman Advisers Management Trust ("AMT"):
     Mid-Cap Growth Portfolio

North American Funds Variable Product Series I /(8)/
     (a related party):
        North American - AG International Equities Fund
        North American - AG MidCap Index Fund /(8)/
        North American - AG Money Market Fund /(8)/
        North American - AG Nasdaq-100(R) Index Fund
        North American - T.Rowe Price Science & Technology Fund
        North American - AG Small Cap Index Fund
        North American - AG Stock Index Fund

PIMCO Variable Insurance Trust Administrative Class:
     PIMCO Real Return Bond Portfolio /(9)/
     PIMCO Short-Term Bond Portfolio /(9)/
     PIMCO Total Return Bond Portfolio /(9)/

Putnam Variable Trust ("VT"):
     Putnam VT Diversified Income Fund - Class IB
     Putnam VT Growth and Income Fund - Class IB
     Putnam VT International Growth and Income Fund - Class IB

SAFECO Resource Series Trust ("RST"):
     Equity Portfolio
     Growth Opportunities Portfolio

The Universal Institutional Funds, Inc. ("UIF"):
     Equity Growth Portfolio
     High Yield Portfolio

Vanguard Variable Insurance Fund ("VIF"):
     High Yield Bond Portfolio
     REIT Index Portfolio

Van Kampen Life Investment Trust - Class I Shares ("LIT"):
     Strategic Stock Portfolio /(10)/

/(1)/ Effective January 2, 2002, the following Franklin Templeton Variable Insurance Products Trust funds were added to the existing Divisions:
       Franklin U.S. Government Fund - Class 2; Mutual Shares Securities Fund - Class 2; Templeton International Securities Fund - Class 2. On May 1, 2002, Templeton International Securities Fund - Class 2 will change its name to Templeton Foreign Securities Fund - Class 2.
/(2)/ On May 1, 2002, the following SunAmerica Series Trust funds will be added to the existing Divisions: Aggressive Growth Portfolio; SunAmerica Balanced Portfolio.
/(3)/ Effective May 1, 2002, AIM V.I. International Equity Fund will change its name to AIM V.I. International Growth Fund.
/(4)/ Effective May 1, 2002, AIM V.I. Value Fund will change its name to AIM V.I. Premier Equity Fund.
/(5)/ Effective October 1, 2001, Ayco Large Cap Growth Fund I changed its name to Ayco Growth Fund.
/(6)/ Effective October 1, 2001, Warburg Pincus changed its name to Credit Suisse Warburg Pincus Trust. Effective May 1, 2002, Credit Suisse Warburg Pincus Trust will change its name to Credit Suisse Trust, and the Small Company Growth Portfolio will change its name to Small Cap Growth Portfolio.
/(7)/ Effective May 1, 2002, J.P. Morgan Small Company Portfolio will change its name to JPMorgan Small Company Portfolio.
/(8)/ Effective January 1, 2002, North American Funds Variable Product Series I changed its name to VALIC Company I, and the Money Market Fund changed its name to Money Market I Fund and MidCap Index Fund changed its name to Mid Cap Index Fund.
/(9)/ Effective May 1, 2002, PIMCO Real Return Bond Portfolio, PIMCO Short-Term Bond Portfolio, and PIMCO Total Return Bond Portfolio will change its name to PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio and PIMCO Total Return Portfolio, respectively.
/(10)/ Van Kampen Life Investment Trust is seeking approval of shareholders, as of a record date of February 15, 2002, for the reorganization of its series, the Strategic Stock Portfolio into another of its series, the Growth and Income Portfolio.

       Net premiums from the policies are allocated to the Divisions and invested in portfolios and funds, in accordance with policy owners' instructions, and are recorded as principal transactions in the Statement of Changes in Net Assets. Changes in the economic environment have a direct impact on the net asset value per share of a portfolio or fund. There is no assurance that the investment objectives of any of the Divisions will be met. Policy owners bear the complete risk of premium payments allocated to a Division.

                                    VL-R-20

Note B - Summary of Significant Accounting Policies and Basis of Presentation

     The accompanying financial statements of the Divisions of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States ("GAAP"). The accounting principles followed by the Divisions and the methods of applying those principles are presented below. For the purpose of comparison with current year financials, certain line items have been reclassified in the 2000 statement of operations and statement of changes in net assets.

     Security valuation - The investments in shares of the Funds listed above are valued at the closing net asset value (market) per share as determined by the fund on the day of measurement.

     Security transactions and related investment income - Security transactions are accounted for on the date the order to buy or sell is executed (trade date). Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt. Realized gains and losses from security transactions are determined on the basis of identified cost, for financial reporting and federal income tax purposes.

     Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy at an effective annual rate of 4.00%, and loan interest is charged to the policy at an effective annual rate of 4.50% during the first 10 Policy years and 4.25% thereafter. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

     Contract charges
     Deductions from premium payments. Certain jurisdictions require that a deduction be made from each premium payment for taxes. The amount of such deduction currently ranges from 0.75% to 3.50%. Prior to allocation to the Separate Account, an additional 6.5% is deducted from each after-tax premium payment.

     Separate Account charges. Currently, daily charges at an annual rate of 0.40% on the daily net asset value of the Divisions are paid to the Company. These charges are made in return for the Company's assumption of mortality and expense risks associated with the policies issued.

     For each policy, a reduction in the current daily charge by 0.20% will occur after Policy year 10, and a further reduction of 0.10% will occur after Policy year 30. Because the policies were first offered in 2000, no decreases in daily charges have occurred for any outstanding policy.

     Other charges paid to the Company include: deductions for monthly administrative charges, the cost of insurance, additional benefit riders, and surrender charges.

     The monthly administrative charge deduction is $6 for each policy in force. An additional monthly charge from your accumulation value is charged during the first 10 Policy years, or for the 10 Policy years on any increase in specified amount. This charge varies according to the amount of base coverage and the ages and the premium classes of the contingent insureds. This charge is a maximum of $1.00 for each $1,000 of specified amount.

     Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction.

     Also, monthly charges are deducted, if you select additional benefits riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the contingent insureds or the specific coverage you chose under the rider.

     Surrender charges are deducted if the policy is surrendered during the policy's first nine policy years (and for a maximum of the first nine years after any requested increase in the policy's base coverage). The amount of the surrender charge depends on the ages and other insurance characteristics of the contingent insureds. In addition, a $10 transaction fee per policy is charged for each partial surrender made.

     Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Note C - Federal Income Taxes

     The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

                                    VL-R-21

SEPARATE ACCOUNT VL-R - Platinum Investor Survivor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note D - Security Purchases and Sales

For the year ended December 31, 2001, the aggregate cost of purchases and proceeds from the sales of investments were:

                                   Divisions                                             Purchases            Sales
------------------------------------------------------------------------------------------------------------------------
     AIM V.I. International Equity Fund - Class I Shares                                $    326,412       $    195,948
     AIM V.I. Value Fund - Class I Shares                                                    635,545            278,436
     American Century VP Value Fund                                                           83,046                  -
     Ayco Growth Fund                                                                      7,992,906            312,062
     Credit Suisse Warburg Pincus Trust Small Company Growth Portfolio                        22,949                  -
     Dreyfus IP MidCap Stock Portfolio - Initial shares                                      141,902             48,547
     Dreyfus VIF Quality Bond Fund - Initial shares                                          285,592            201,663
     Dreyfus VIF Small Cap Portfolio - Initial shares                                        476,128            151,098
     Fidelity VIP Asset Manager Portfolio - Service Class 2                                   26,927                  -
     Fidelity VIP Contrafund Portfolio - Service Class 2                                   2,299,578             23,442
     Fidelity VIP Equity-Income Portfolio - Service Class 2                                2,523,189             30,242
     Fidelity VIP Growth Portfolio - Service Class 2                                         441,037            157,257
     Janus Aspen Series Aggressive Growth Portfolio - Service Shares                          70,376              8,721
     Janus Aspen Series International Growth Portfolio - Service Shares                      197,975              8,681
     Janus Aspen Series Worldwide Growth Portfolio - Service Shares                           89,546              1,039
     J.P. Morgan Small Company Portfolio                                                      57,569             39,425
     MFS Capital Opportunities Series                                                        149,947             26,027
     MFS Emerging Growth Series                                                              585,859            204,449
     MFS New Discovery Series                                                                 74,349             21,679
     MFS Research Series                                                                      82,753              2,160
     Neuberger BermanAMT Mid-Cap Growth Portfolio                                             35,802              8,459
     North American - AG International Equities Fund                                          67,830            112,813
     North American - AG Mid Cap Index Fund                                                  376,988            303,159
     North American - AG Money Market Fund                                                12,070,379         18,084,663
     North American - AG Nasdaq 100 Index Fund                                               460,052             18,205
     North American - T.Rowe Price Science & Technology Fund                                  31,510              6,732
     North American - AG Small Cap Index Fund                                                164,899             14,631
     North American - AG Stock Index Fund                                                  2,711,180            503,527
     PIMCO Real Return Bond Portfolio                                                        245,805             70,679
     PIMCO Short-Term Bond Portfolio                                                         149,043             57,015
     PIMCO Total Return Bond Portfolio                                                       519,963             58,906
     Putnam VT Diversified Income Fund - Class IB                                            155,420            149,522
     Putnam VT Growth & Income Fund - Class IB                                               405,770            109,702
     Putnam VT International Growth & Income  Fund - Class IB                                694,889             70,113
     SAFECO RST-Equity Portfolio                                                             227,715            116,838
     SAFECO RST-Growth Opportunities Portfolio                                               154,376            136,804
     UIF Equity Growth Portfolio                                                             247,625            101,200
     UIF High Yield Portfolio                                                                113,260             75,410
     Vanguard VIF High Yield Bond Portfolio                                                  105,877             39,828
     Vanguard VIF REIT Index Portfolio                                                       116,094              9,950
     Van Kampen LIT Strategic Stock Portfolio - Class I Shares                                88,474             67,105

                                                                                      ---------------    ---------------
     Total                                                                              $ 35,706,536       $ 21,826,137
                                                                                      ===============    ===============

                                    VL-R-22

Note E - Investments

  The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 2001.

                                                                           Net         Value of                         Unrealized
                                                                          Asset        Shares at    Cost of Shares     Appreciation/
                          Divisions                        Shares         Value         Market           Held         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
     AIM V.I. International Equity Fund                   20,554.263     $ 14.91      $  306,464     $  347,214     $   (40,750)
     AIM V.I. Value Fund                                  30,444.830       23.35         710,887        774,753         (63,866)

American Century Variable Portfolios, Inc.:
-------------------------------------------
     VP Value Fund                                        11,975.625        7.44          89,099         83,046           6,053

Ayco Series Trust:
------------------
     Ayco Growth Fund                                    691,228.090        9.44       6,525,193      7,645,530      (1,120,337)

Credit Suisse Warburg Pincus Trust:
-----------------------------------
     Small Company Growth Portfolio                        3,280.729       14.01          45,963         54,670          (8,707)

Dreyfus Investment Portfolios:
------------------------------
     MidCap Stock Portfolio - Initial shares               7,334.511       13.80         101,216         92,598           8,618

Dreyfus Variable Investment Fund:
---------------------------------
     Quality Bond Portfolio - Initial shares              21,822.382       11.37         248,120        253,137          (5,017)
     Small Cap Portfolio - Initial shares                 16,414.839       35.13         576,653        613,723         (37,070)

Fidelity Variable Insurance Products Fund:
------------------------------------------
     VIP Asset Manager Portfolio - Service Class 2         1,964.298       14.36          28,207         28,435            (228)
     VIP Contrafund Portfolio - Service Class 2          114,756.477       20.00       2,295,130      2,291,129           4,001
     VIP Equity-Income Portfolio - Service Class 2       109,920.003       22.59       2,483,093      2,508,566         (25,473)
     VIP Growth Portfolio - Service Class 2                8,936.333       33.34         297,937        316,863         (18,926)

Janus Aspen Series - Service Shares:
------------------------------------
     Aggressive Growth Portfolio                           2,883.751       21.73          62,664         83,215         (20,551)
     International Growth Portfolio                        7,252.619       23.30         168,986        198,472         (29,486)
     Worldwide Growth Portfolio                            3,403.896       28.38          96,603        102,223          (5,620)

J. P. Morgan Series Trust II:
-----------------------------
     J. P. Morgan Small Company Portfolio                  1,279.455       13.22          16,914         16,363             551

MFS Variable Insurance Trust:
-----------------------------
     MFS Capital Opportunities Series                      9,364.768       13.56         126,986        150,658         (23,672)
     MFS Emerging Growth Series                           33,620.379       17.98         604,494        742,620        (138,126)
     MFS New Discovery Series                              3,154.579       15.27          48,170         49,008            (838)
     MFS Research Series                                   5,431.409       14.32          77,778         93,588         (15,810)

                                    VL-R-23

SEPARATE ACCOUNT VL-R - Platinum Investor Survivor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note E - Investments - Continued

                                                                                Net      Value of                     Unrealized
                                                                               Asset     Shares at   Cost of Shares  Appreciation/
                           Divisions                              Shares       Value      Market          Held      (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
-------------------------------------------
  Mid-Cap Growth Portfolio                                        2,075.265  $ 16.94    $    35,155   $    36,156       $ (1,001)

North American Funds Variable Product Series I:
-----------------------------------------------
  International Equities Fund                                    12,212.000     6.55         79,986       104,977        (24,991)
  MidCap Index Fund                                              25,639.022    17.33        444,324       475,859        (31,535)
  Money Market Fund                                           4,973,225.000     1.00      4,973,225     4,973,225              -
  Nasdaq-100 Index Fund                                          92,718.711     4.47        414,453       439,651        (25,198)
  Science & Technology Fund                                       1,069.090    12.51         13,375        15,057         (1,682)
  Small Cap Index Fund                                           11,118.449    12.01        133,533       149,833        (16,300)
  Stock Index Fund                                              101,292.182    32.42      3,283,893     3,650,229       (366,336)

PIMCO Variable Insurance Trust Administrative Class:
----------------------------------------------------
  PIMCO Real Return Bond Portfolio                               16,337.424    10.56        172,524       175,641         (3,117)
  PIMCO Short-Term Bond Portfolio                                 9,162.983    10.08         92,363        91,853            510
  PIMCO Total Return Bond Portfolio                              45,654.836     9.89        451,526       463,315        (11,789)

Putnam Variable Trust:
----------------------
  Putnam VT Diversified Income Fund - Class IB                    6,299.233     8.75         55,118        54,752            366
  Putnam VT Growth and Income Fund - Class IB                    20,635.050    23.44        483,686       502,895        (19,209)
  Putnam VT International Growth and Income Fund - Class IB      77,047.064     9.73        749,668       808,975        (59,307)

SAFECO Resource Series Trust:
-----------------------------
  RST-Equity Portfolio                                            6,407.303    24.70        158,260       158,565           (305)
  RST-Growth Opportunities Portfolio                             15,974.877    21.89        349,689       325,857         23,832

The Universal Institutional Funds, Inc.:
----------------------------------------
  Equity Growth Portfolio                                        24,466.866    14.21        347,674       388,559        (40,885)
  High Yield Portfolio                                           32,762.031     6.74        220,816       281,179        (60,363)

Vanguard Variable Insurance Fund:
---------------------------------
  High Yield Bond Portfolio                                       7,715.461     8.59         66,274        65,710            564
  REIT Index Portfolio                                            8,757.765    13.03        114,114       106,549          7,565

Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
  Strategic Stock Portfolio                                      14,424.623    11.85        170,932       165,031          5,901

                                                                                       ------------   -----------   -------------
Total                                                                                   $27,721,145   $29,879,679    $(2,158,534)
                                                                                       ============   ===========   =============

                                    VL-R-24

Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                                      DIVISIONS
                                                 -----------------------------------------------------------------------------------
                                                     AIM V.I.
                                                  International            AIM V.I.             American                AYCO
                                                  Equity Fund -          Value Fund -           Century VP              Growth
                 50                              Class I Shares         Class I Shares          Value Fund              Fund
Outstanding at beginning of period                   34,921.400           55,506.091                     -                     -
Premiums                                              9,800.026           25,239.470             2,291.684               419.764
Transfers between funds                              15,012.954           36,031.798             5,806.582           717,732.629
Cost of insurance and administrative charge          (7,162.655)         (12,744.424)             (746.811)          (29,010.834)
Policy loans                                                  -                    -                     -                     -
Surrenders                                                    -                    -                     -                     -
                                                 ------------------   -------------------   -------------------   ------------------
Outstanding at end of period                         52,571.725          104,032.935             7,351.455           689,141.559
                                                 ==================   ===================   ===================   ==================

                                                   Dreyfus VIF          Dreyfus VIF          Fidelity VIP          Fidelity VIP
                                                  Quality Bond           Small Cap          Asset Manager           Contrafund
                                                   Portfolio -          Portfolio -           Portfolio -           Portfolio -
                                                 Initial shares       Initial shares        Service Class 2       Service Class 2
Outstanding at beginning of period                   15,245.865           30,064.256               155.218             2,022.211
Premiums                                              6,023.539           12,758.259               600.918             3,213.334
Transfers between funds                               2,444.840           21,530.012             2,801.557           273,007.701
Cost of insurance and administrative charge          (2,231.100)          (5,620.920)             (519.255)           (3,972.333)
Policy loans                                                  -                    -                     -                83.278
Surrenders                                                    -                    -                     -                     -
                                                 ------------------   -------------------   -------------------   ------------------
Outstanding at end of period                         21,483.144           58,731.607             3,038.438           274,354.191
                                                 ==================   ===================   ===================   ==================

                                                   Janus Aspen          Janus Aspen            Janus Aspen
                                                     Series               Series                 Series
                                                    Aggressive         International            Worldwide            J.P. Morgan
                                                 Growth Portfolio -   Growth Portfolio -    Growth Portfolio -      Small Company
                                                  Service Shares        Service Shares        Service Shares           Portfolio
Outstanding at beginning of period                    2,879.280            1,375.535             1,566.080               209.320
Premiums                                              3,709.561            3,409.871             5,236.493               124.805
Transfers between funds                               8,526.141           22,840.415             8,511.125             1,849.708
Cost of insurance and administrative charge          (1,837.927)          (2,986.239)           (1,495.863)             (228.182)
Policy loans                                            134.408               82.168                91.677                     -
Surrenders                                                    -                    -                     -                     -
                                                 ------------------   -------------------   -------------------   ------------------
Outstanding at end of period                         13,411.463           24,721.750            13,909.512             1,955.651
                                                 ==================   ===================   ===================   ==================

                                                                                               Neuberger               North
                                                     MFS New                MFS            Berman AMT Mid-         American - AG
                                                    Discovery            Research             Cap Growth           International
                                                     Series               Series              Portfolio             Equity Fund
Outstanding at beginning of period                      256.772            1,564.745             1,419.475            19,390.877
Premiums                                              1,485.623            2,591.367             2,207.753             4,283.285
Transfers between funds                               4,260.187            8,226.438             2,577.169            (9,443.998)
Cost of insurance and administrative charges           (554.156)          (1,446.362)             (568.601)           (1,950.144)
Policy loans                                                  -               79.020                     -                     -
Surrenders                                                    -                    -                     -              (124.242)
                                                 ------------------   -------------------   -------------------   ------------------
Outstanding at end of period                          5,448.426           11,015.208             5,635.796            12,155.778
                                                 ==================   ===================   ===================   ==================

                                               -------------------------------------
                                                 Credit Suisse
                                                 Warburg Pincus        Dreyfus IP
                                                   Trust Small        MidCap Stock
                                                 Company Growth      Portifolio -
                 50                                Portfolio        Initital Shares
Outstanding at beginning of period                     2,931.796             239.158
Premiums                                                 539.784             410.258
Transfers between funds                                2,581.880          11,139.262
Cost of insurance and administrative charges            (168.008)         (1,090.882)
Policy loans                                              90.456                   -
Surrenders                                                     -                   -
                                               -----------------   -----------------
Outstanding at end of period                           5,975.908          10,697.796
                                               =================   =================

                                                  Fidelity VIP
                                                 Equity-Income       Fidelity VIP
                                                  Portfolio -      Growth Portfolio
                                                Service Class 2     Service Class 2
Outstanding at beginning of period                     1,916.727           2,906.861
Premiums                                               7,234.466           6,009.809
Transfers between funds                              256,247.855          34,537.588
Cost of insurance and administrative charges          (5,459.625)         (2,862.853)
Policy loans                                              74.940              98.972
Surrenders                                                     -                   -
                                               -----------------   -----------------
Outstanding at end of period                         260,014.363          40,690.377
                                               =================   =================

                                                  MFS Capital
                                                 Opportunities        MFS Emerging
                                                    Series            Growth Series
Outstanding at beginning of period                     3,770.120          60,356.253
Premiums                                               2,587.617          39,541.812
Transfers between funds                               14,196.740          37,205.931
Cost of insurance and administrative charges          (1,974.454)        (19,336.492)
Policy loans                                              84.039             127.782
Surrenders                                                     -            (154.700)
                                               -----------------   -----------------
Outstanding at end of period                          18,664.062         117,740.586
                                               =================   =================

                                                North American -    North American -
                                                AG MidCap Index     AG Money Market
                                                     Fund                  Fund
Outstanding at beginning of period                    39,907.337       1,053,784.787
Premiums                                               9,467.539       1,303,899.745
Transfers between funds                               (1,877.796)     (1,823,445.771)
Cost of insurance and administrative charges          (5,437.336)        (72,401.131)
Policy loans                                                   -              11.080
Surrenders                                               (93.089)                  -
                                               -----------------   -----------------
Outstanding at end of period                          41,966.655         461,848.710
                                               =================   =================

                                    VL-R-25

SEPARATE ACCOUNT VL-R - Platinum Investor Survivor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note F - Summary of Changes in Units

Summary of Changes in Units for the Year Ended December 31, 2001

                                                                         DIVISIONS
                                                ----------------------------------------------------------
                                                                    North American -
                                                 North American -    T.Rowe Price        North American -
                                                  AG Nasdaq 100        Science &          AG Small Cap
                                                   Index Fund       Technology Fund        Index Fund

Outstanding at beginning of period                          -                 -                  80.817
Premiums                                                 243.706             80.630             576.445
Transfers between funds                               89,015.562          3,276.597          14,262.906
Cost of insurance and administrative charges          (4,824.006)          (351.096)         (1,490.419)
Policy loans                                                -                 -                    -
Surrenders                                                  -                 -                    -
                                                ----------------   ----------------     ---------------
Outstanding at end of period                          84,435.262          3,006.131          13,429.749
                                                ================   ================     ===============

                                                                                             Putnam VT
                                                   PIMCO Total          Putnam VT           Growth and
                                                  Return Bond      Diversified Income      Income Fund -
                                                   Portfolio         Fund - Class IB         CLass IB
Outstanding at beginning of period                          -             4,771.728          20,717.804
Premiums                                               1,945.667            509.146          12,950.147
Transfers between funds                               40,088.618            917.369          22,864.363
Cost of insurance and administrative charges          (1,452.528)          (796.175)         (7,770.378)
Policy loans                                                -                 -                    -
Surrenders                                                  -                 -                    -
                                                ----------------   ----------------     ---------------
Outstanding at end of period                          40,581.757          5,402.068          48,761.936
                                                ================   ================     ==============-

                                                                                           Vanguard High
                                                   UIF Equity        UIF High Yield        Yield Bond
                                                Growth Portfolio        Portfolio            Portfolio
Outstanding at beginning of period                    30,020.793         23,905.804                -
Premiums                                              13,699.502          3,876.902             915.681
Transfers between funds                               12,755.154           (652.186)          6,438.498
Cost of insurance and administrative charges          (5,715.238)        (1,428.829)           (840.878)
Policy loans                                                -                 -                    -
Surrenders                                                  -                 -                    -
                                                ----------------   ----------------     ---------------
Outstanding at end of period                          50,760.211         25,701.691           6,513.301
                                                ================   ================     ===============

                                                   North American-      PIMCO Real         PIMCO Short
                                                    AG Stock Index      Return Bond          Term Bond
                                                       Fund              Portfolio        Portfolio
Outstanding at beginning of period                   164,267.878              -                   -
Premiums                                              98,423.005          1,376.079             942.877
Transfers between funds                              196,946.944         16,863.454           8,944.141
Cost of insurance and administrative charges         (32,545.366)        (2,855.528)         (1,268.940)
Policy loans                                               -                  -                   -
Surrenders                                              (116.173)             -                   -
                                                ----------------   ----------------     ---------------
Outstanding at end of period                         426,976.288         15,384.005           8,618.078
                                                ================   ================     ===============

                                                      Putnam VT
                                                     International                          SAFECO RST -
                                                      Growth and                               Growth
                                                     Income Fund -       SAFECO RST -      Opportunities
                                                       Class IB        Equity Portfolio       Portfolio
Outstanding at beginning of period                     21,812.345           6,824.609         33,958.773
Premiums                                                5,106.112           8,152.008          9,986.985
Transfers between funds                                73,688.773           7,210.544         (3,197.782)
Cost of insurance and administrative charges           (4,421.335)         (2,345.918)        (5,981.153)
Policy loans                                                -                   -                 96.889
Surrenders                                                  -                   -                  -
                                                  ---------------     ---------------     --------------
Outstanding at end of period                           96,185.895          19,841.243         34,863.712
                                                  ===============     ===============     ==============

                                                                        Van Kampen LIT
                                                                        Strategic Stock
                                                   Vanguard REIT      Portfolio - Class I
                                                   Index Portfolio        Shares
 Outstanding at beginning of period                          -             13,493.184
 Premiums                                                  528.651          4,628.639
 Transfers between funds                                 9,608.841           (401.185)
Cost of insurance and administrative charges             (781.637)         (2,761.857)
Policy loans                                                -                  62.472
Surrenders                                                  -                   -
                                                  ---------------     ---------------
Outstanding at end of period                            9,355.855          15,021.253
                                                  ===============     ===============

                                    VL-R-26

Note G - Per Unit Data

     A summary of unit values and units outstanding for policies' variable accounts and the expense ratios, excluding expenses of the underlying Divisions, for the year ended December 31, 2001, are as follows:

                                                                                                  Investment
                                                                                                    Income     Expense     Total
                     Divisions                              Units      Unit Value    Net Assets     Ratio       Ratio      Return
----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds - Class I Shares:
----------------------------------------------
     AIM V.I. International Equity Fund                   52,571.725   $ 5.829394     $ 306,461       0.34%      0.40%     -23.84%
     AIM V.I. Value Fund                                 104,032.935     6.833734       710,934       0.15%      0.40%     -12.91%

American Century Variable Portfolios, Inc.:
-------------------------------------------
     VP Value Fund (1)                                     7,351.455    12.120192        89,101       0.00%      0.40%      12.40%

Ayco Series Trust:
------------------
     Ayco Growth Fund (2)                                689,141.559     9.468610     6,525,212       0.31%      0.40%     -14.80%

Credit Suisse Warburg Pincus Trust:
-----------------------------------
     Small Company Growth Portfolio                        5,975.908     7.691384        45,963       0.00%      0.40%     -16.35%

Dreyfus Investment Portfolios:
------------------------------
     MidCap Stock Portfolio - Initial shares              10,697.796     9.461487       101,217       0.32%      0.40%      -3.65%

Dreyfus Variable Investment Fund:
---------------------------------
     Quality Bond Portfolio - Initial shares              21,483.144    11.550001       248,130       4.94%      0.40%       6.26%
     Small Cap Portfolio - Initial shares                 58,731.607     9.818545       576,659       0.51%      0.40%      -6.49%

Fidelity Variable Insurance Products Fund:
------------------------------------------
     VIP Asset Manager Portfolio - Service Class 2         3,038.438     9.283560        28,207       0.41%      0.40%      -4.77%
     VIP Contrafund Portfolio - Service Class 2          274,354.191     8.365641     2,295,149       0.01%      0.40%     -12.82%
     VIP Equity-Income Portfolio - Service Class 2       260,014.363     9.549908     2,483,113       0.03%      0.40%      -5.61%
     VIP Growth Portfolio - Service Class 2               40,690.377     7.322130       297,940       0.01%      0.40%     -18.20%

Janus Aspen Series - Service Shares:
------------------------------------
     Aggressive Growth Portfolio                          13,411.463     4.672391        62,664       0.00%      0.40%     -39.83%
     International Growth Portfolio                       24,721.750     6.835527       168,986       1.20%      0.40%     -23.74%
     Worldwide Growth Portfolio                           13,909.512     6.945139        96,604       0.29%      0.40%     -22.93%

J. P. Morgan Series Trust II:
-----------------------------
     J. P. Morgan Small Company Portfolio                  1,955.651     8.649264        16,915       0.03%      0.40%      -8.40%

MFS Variable Insurance Trust:
-----------------------------
     MFS Capital Opportunities Series                     18,664.062     6.803715       126,985       0.00%      0.40%     -23.79%
     MFS Emerging Growth Series                          117,740.586     5.134141       604,496       0.00%      0.40%     -33.75%
     MFS New Discovery Series                              5,448.426     8.841028        48,169       0.00%      0.40%      -5.41%
     MFS Research Series                                  11,015.208     7.061005        77,779       0.01%      0.40%     -21.57%



  (1)Since inception April 2001
  (2)Since inception January 2001

                                    VL-R-27

SEPARATE ACCOUNT VL-R - Platinum Investor Survivor Divisions
NOTES TO FINANCIAL STATEMENTS - CONTINUED


Note G - Per Unit Data - Continued

                                                                                                 Investment
                                                                                                   Income      Expense     Total
                     Divisions                              Units     Unit Value     Net Assets     Ratio       Ratio      Return
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:
-------------------------------------------
     Mid-Cap Growth Portfolio                             5,635.796  $ 6.237881     $   35,155      0.00%       0.40%      -24.95%

North American Funds Variable Product Series I:
-----------------------------------------------
     International Equities Fund                         12,155.778    6.585184         80,045      1.60%       0.40%      -22.29%
     MidCap Index Fund                                   41,966.655   10.587574        444,325      0.75%       0.40%       -1.34%
     Money Market Fund                                  461,848.710   10.768157      4,973,259      2.62%       0.40%        3.27%
     Nasdaq-100 Index Fund (1)                           84,435.262    4.908554        414,455      0.00%       0.40%      -40.69%
     Science & Technology Fund (1)                        3,006.131    4.442775         13,356      0.00%       0.40%      -49.92%
     Small Cap Index Fund                                13,429.749    9.943272        133,536      1.80%       0.40%        1.59%
     Stock Index Fund                                   426,976.288    7.691091      3,283,914      1.04%       0.40%      -12.55%

PIMCO Variable Insurance Trust Administrative Class:
----------------------------------------------------
     PIMCO Real Return Bond Portfolio (1)                15,384.005   11.215571        172,540      8.44%       0.40%        6.84%
     PIMCO Short-Term Bond Portfolio (1)                  8,618.078   10.717533         92,365      4.87%       0.40%        4.96%
     PIMCO Total Return Bond Portfolio (2)               40,581.757   11.126990        451,552      2.94%       0.40%        8.38%

Putnam Variable Trust:
----------------------
     Putnam VT Diversified Income Fund-Class IB           5,402.068   10.200863         55,105      0.76%       0.40%        3.10%
     Putnam VT Growth and Income Fund-Class IB           48,761.936    9.919453        483,692      2.84%       0.40%       -6.77%
     Putnam VT Int'l Growth and Income Fund-Class IB     96,185.895    7.793559        749,630      3.50%       0.40%      -21.13%

SAFECO Resource Series Trust:
-----------------------------
     RST-Equity Portfolio                                19,841.243    7.975171        158,237      1.08%       0.40%       -9.76%
     RST-Growth Opportunities Portfolio                  34,863.712   10.027798        349,608      0.00%       0.40%       18.66%

The Universal Institutional Funds, Inc.:
----------------------------------------
     Equity Growth Portfolio                             50,760.211    6.849398        347,677      0.00%       0.40%      -15.45%
     High Yield Portfolio                                25,701.691    8.590629        220,794     11.50%       0.40%       -4.86%

Vanguard Variable Insurance Fund:
---------------------------------
     High Yield Bond Portfolio (3)                        6,513.301   10.174918         66,273      0.40%       0.40%       -2.99%
     REIT Index Portfolio (3)                             9,355.855   12.194532        114,091      2.22%       0.40%       11.49%

Van Kampen Life Investment Trust - Class I Shares:
--------------------------------------------------
     Strategic Stock Portfolio                           15,021.253   11.379501        170,935      2.00%       0.40%        0.68%
                                                                                  ------------
Total                                                                             $ 27,721,228
                                                                                  ============



(1) Since inception January 2001
(2) Since inception October 2001
(3) Since inception March 2001

                                    VL-R-28

                    [Ernst & Young Letterhead appears here]

                         Report of Independent Auditors

Board of Directors and Stockholder
American General Life Insurance Company

We have audited the accompanying consolidated balance sheets of American General Life Insurance Company (an indirectly wholly owned subsidiary of American General Corporation) as of December 31, 2001 and 2000, and the related consolidated statements of income, shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American General Life Insurance Company and subsidiaries at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2001, the Company changed its method of accounting for derivatives and its investments in certain purchased and retained interests in securitized financial assets.


February 1, 2002                                           /s/ ERNST & YOUNG LLP

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                             DECEMBER 31
                                                        2001            2000
                                                    ------------------------------
                                                           (In Thousands)
ASSETS
Investments:
 Fixed maturity securities, at fair value
  (amortized cost - $28,319,738 in 2001 and
  $27,098,978 in 2000)                                $28,589,219     $26,991,695
 Equity securities, at fair value (cost -
  $202,556 in 2001 and $233,278 in 2000)                  176,171         233,227
 Mortgage loans on real estate                          2,201,562       2,084,299
 Policy loans                                           1,291,019       1,297,438
 Investment real estate                                    65,974         124,117
 Other long-term investments                              277,087         227,514
 Short-term investments                                   487,747         140,496
 Derivatives                                               26,458               -
                                                      ---------------------------
Total investments                                      33,115,237      31,098,786

Cash                                                       86,005          44,747
Investment in Parent Company
 (cost - $8,597 in 2001 and 2000)                          64,326          57,019
Indebtedness from affiliates                              213,015          78,225
Accrued investment income                                 487,349         472,187
Accounts receivable                                       506,683         664,395
Deferred policy acquisition costs                       2,042,688       2,090,810
Property and equipment                                     76,285          80,665
Other assets                                              226,966         228,685
Assets held in separate accounts                       20,279,272      22,225,525
                                                      ---------------------------
Total assets                                          $57,097,826     $57,041,044
                                                      ===========================

                                                              DECEMBER 31
                                                          2001            2001
                                                      ---------------------------
                                                           (In Thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
 Future policy benefits                               $31,012,386     $29,524,610
 Other policy claims and benefits payable                  53,149          47,369
 Other policyholders' funds                               523,332         388,433
 Federal income taxes                                     558,723         466,314
 Indebtedness to affiliates                                 4,691           6,909
 Other liabilities                                        838,612         920,570
 Liabilities related to separate accounts              20,279,272      22,225,525
                                                      ---------------------------
Total liabilities                                      53,270,165      53,579,730

Shareholder's equity:
 Common stock, $10 par value, 600,000 shares
  authorized, issued, and outstanding                       6,000           6,000
 Preferred stock, $100 par value, 8,500 shares
  authorized, issued, and outstanding                         850             850
 Additional paid-in capital                             1,397,860       1,370,821
 Accumulated other comprehensive loss                     129,460         (31,466)
 Hedging activities                                        16,207               -
 Retained earnings                                      2,277,284       2,115,109
                                                      ---------------------------
Total shareholder's equity                              3,827,661       3,461,314
                                                      ---------------------------
Total liabilities and shareholder's equity            $57,097,826     $57,041,044
                                                      ===========================

See accompanying notes.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                       YEAR ENDED DECEMBER 31
                                               2001             2000            1999
                                           --------------------------------------------
                                                         (In Thousands)
Revenues:
 Premiums and other considerations         $  794,347       $  659,901       $  540,029
 Net investment income                      2,393,778        2,362,694        2,348,196
 Net realized investment gains
  (losses)                                    (65,668)         (98,109)           5,351
 Other                                         22,171          134,769           82,581
                                           --------------------------------------------
Total revenues                              3,144,628        3,059,255        2,976,157

Benefits and expenses:
 Benefits                                   1,899,772        1,775,120        1,719,375
 Operating costs and expenses                 607,637          481,841          495,680
                                           --------------------------------------------
Total benefits and expenses                 2,507,409        2,256,961        2,215,055
                                           --------------------------------------------
Income before income tax expense              637,219          802,294          761,102

Income tax expense                            190,981          260,860          263,196
Cumulative effect of accounting
 change (net of tax)                          (22,383)               -                -
                                           --------------------------------------------
Net income                                 $  423,855       $  541,434       $  497,906
                                           ============================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                   YEAR ENDED DECEMBER 31
                                              2001            2000            1999
                                          ------------------------------------------
                                                       (In Thousands)
Common stock:
 Balance at beginning of year             $    6,000      $    6,000     $     6,000
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                         6,000           6,000           6,000

Preferred stock:
 Balance at beginning of year                    850             850             850
 Change during year                                -               -               -
                                          ------------------------------------------
Balance at end of year                           850             850             850

Additional paid-in capital:
 Balance at beginning of year              1,370,821       1,371,687       1,368,089
 Capital contribution from Parent
  Company                                          -               -               -
 Other changes during year                    27,039            (866)          3,598
                                          ------------------------------------------
Balance at end of year                     1,397,860       1,370,821       1,371,687

Accumulated other comprehensive
 (loss) income:
   Balance at beginning of year              (31,466)       (356,865)        679,107
   Change in unrealized gains
    (losses) on securities, net of tax       160,926         325,399      (1,035,972)
                                          ------------------------------------------
Balance at end of year                       129,460         (31,466)       (356,865)

Hedging Activities:
 Balance at beginning of year                      -               -               -
 Change, net of tax                           16,207               -               -
                                          ------------------------------------------
Balance at end of year                        16,207               -               -

Retained earnings:
 Balance at beginning of year              2,115,109       1,824,715       1,514,489
 Net income                                  423,855         541,434         497,906
 Dividends paid                             (261,680)       (251,040)       (187,680)
                                          ------------------------------------------
Balance at end of year                     2,277,284       2,115,109       1,824,715
                                          ------------------------------------------
Total shareholder's equity                $3,827,661      $3,461,314     $ 2,846,387
                                          ==========================================

See accompanying notes.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                    YEAR ENDED DECEMBER 31
                                              2001            2000             1999
                                            -----------------------------------------
                                                       (In Thousands)
Net income                                  $423,855        $541,434      $   497,906
Other comprehensive income:
 Gross change in unrealized gains
  (losses) on securities (pretax:
  $221,614; $435,000; ($1,581,500)           139,067         282,743       (1,027,977)
 Hedging activity                             16,207               -                -
 Less: gains (losses) realized in
  net income                                 (21,859)        (42,656)           7,995
                                            -----------------------------------------
 Change in net unrealized gains
  (losses) on securities (pretax:
  $269,562, $500,000; ($1,593,800))          177,133         325,399       (1,035,972)
                                            -----------------------------------------
Comprehensive income (loss)                 $600,988        $866,833      $  (538,066)
                                            =========================================

See accompanying notes.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                             YEAR ENDED DECEMBER 31
                                                                  2001                2000                  1999
                                                            --------------------------------------------------------
                                                                                (In Thousands)
OPERATING ACTIVITIES
Net income                                                  $    423,855          $    541,434          $    497,906
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
   Change in accounts receivable                                 157,712              (477,803)               10,004
   Change in future policy benefits and other
    policy claims                                                225,127            (2,566,783)           (2,422,221)
   Amortization of policy acquisition costs                      189,631                23,443               101,066
   Policy acquisition costs deferred                            (296,014)             (299,306)             (307,854)
   Change in other policyholders' funds                          134,899                16,801               (26,955)
   Provision for deferred income tax expense                     (17,539)               57,228                85,257
   Depreciation                                                   35,055                28,677                24,066
   Amortization                                                   26,266                22,831               (30,894)
   Change in indebtedness to (from) affiliates                  (137,008)               (3,207)               74,814
   Change in amounts payable to brokers                         (206,153)              478,132               (43,321)
   Net loss on sale of investments                               101,455                52,670                45,379
   Other, net                                                     29,422                47,646              (170,413)
                                                            --------------------------------------------------------
Net cash provided by (used in) operating activities              666,708            (2,078,237)           (2,163,166)

INVESTING ACTIVITIES
Purchases of investments and loans made                      (50,001,560)          (33,436,962)          (44,508,908)
Sales or maturities of investments and receipts
 from repayment of loans                                      48,289,342            33,627,301            43,879,377
Sales and purchases of property, equipment, and
software, net                                                     55,851               (45,078)              (87,656)
                                                            --------------------------------------------------------
Net cash provided by (used in) investing activities           (1,656,367)              145,261              (717,187)

FINANCING ACTIVITIES
Net policyholder account deposits/withdrawals                  1,265,558             2,183,646             2,992,743
Dividends paid                                                  (261,680)             (251,040)             (187,680)
Other                                                             27,039                  (866)                3,598
                                                            --------------------------------------------------------
Net cash provided by financing activities                      1,030,917             1,931,740             2,808,661
                                                            --------------------------------------------------------
Increase (decrease) in cash                                       41,258                (1,236)              (71,692)
Cash at beginning of year                                         44,747                45,983               117,675
                                                            --------------------------------------------------------
Cash at end of year                                         $     86,005          $     44,747          $     45,983
                                                            ========================================================

Interest paid amounted to approximately $76,500,000, $50,673,000, and $2,026,000 in 2001, 2000, and 1999, respectively.

See accompanying notes.

                    American General Life Insurance Company

                   Notes to Consolidated Financial Statements

                               December 31, 2001

NATURE OF OPERATIONS

American General Life Insurance Company (the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group ("AIG"). The Company's wholly owned life insurance subsidiaries are American General Life Insurance Company of New York ("AGNY") and The Variable Annuity Life Insurance Company ("VALIC"). The Company also owns American General Life Companies ("AGLC"), which provides management services to certain life insurance subsidiaries of the Parent Company. The Company sells a variety of equity products through its wholly owned broker dealer, American General Securities, Inc.

On August 29, 2001, pursuant to an Agreement and Plan of Merger dated as of May 11, 2001 (the "Agreement and Plan Merger") by and among American General Corporation ("AGC"), which was the Company's then-ultimate controlling entity, AIG and Washington Acquisition Corporation ("WAC"), which is a Texas corporation and a wholly owned subsidiary of AIG, WAC was merged with and into AGC, with AGC being the surviving corporation (the "Merger"). As a result of the Merger, AIG became the ultimate parent of the Company. The Texas Department of Insurance approved the Merger on August 28, 2001.

The Company offers a complete portfolio of the standard forms of universal life, variable universal life, interest-sensitive whole life, term life, structured settlements, and fixed and variable annuities throughout the United States. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. AGNY offers a broad array of traditional and interest-sensitive insurance, in addition to individual annuity products. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States.

1. ACCOUNTING POLICIES

1.1 PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.1 PREPARATION OF FINANCIAL STATEMENTS (CONTINUED)

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. Ultimate results could differ from those estimates.

Certain prior year amounts have been reclassified to conform with the current year presentation.

1.2 STATUTORY ACCOUNTING

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory equity at December 31, 2001. Statutory net income and capital and surplus of the Company is as follows:

                                             YEAR ENDED DECEMBER 31
                                       2001           2000           1999
                                   -----------------------------------------
                                                (In Thousands)

Statutory net income (unaudited)    $  218,312     $  360,578     $  350,294
Statutory capital and surplus
 (unaudited)                        $1,909,729     $1,908,887     $1,753,570

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally furniture and equipment, agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.2 STATUTORY ACCOUNTING (CONTINUED)

companies to establish an AVR and an IMR. The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

CODIFICATION

The Company has performed a review of the revised Accounting Practices and Procedures Manual ("Codification") effective January 1, 2001 and determined that the effect of these changes did not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

1.3 INSURANCE CONTRACTS

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, endowment, guaranteed renewable term life, universal life, limited payment, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts. At December 31, 2001 and 2000, insurance investment contracts of $29.6 billion and $25.3 billion, respectively, were included in the Company's liabilities.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Substantially all fixed maturity and equity securities were classified as available-for-sale and recorded at fair value at December 31, 2001 and 2000. After adjusting related balance sheet accounts as if the unrealized gains (losses) had been realized, the adjustment, net of deferred taxes, is recorded in accumulated other comprehensive income (loss), within shareholders' equity. If the fair value of a security classified as available-for-sale declines below its cost and this decline is considered to be other than temporary, the security's amortized cost is reduced to its fair value, and the reduction is recorded as a realized loss.

At various times, the Company holds trading securities and reports them at fair value. The Company's trading security portfolio was immaterial at year-end 2001 and 2000. Realized and unrealized gains (losses) related to trading securities are included in net investment income; however, trading securities did not have a material effect on net investment income in 2001, 2000, and 1999.

Equity partnerships, which are reported in equity securities, are accounted for under the equity method of accounting. For those partnerships that report changes in the fair value of underlying equity investments in earnings, the Company records its proportionate interest in investment gains (losses).

MORTGAGE LOANS

Mortgage loans are reported at amortized cost, net of an allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is primarily based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.4 INVESTMENTS (CONTINUED)

POLICY LOANS

Policy loans are reported at unpaid principal balance.

REAL ESTATE

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

DOLLAR ROLL AGREEMENTS

Dollar rolls are agreements to sell mortgage-backed securities and to repurchase substantially the same securities at a specified price and date in the future. The Company accounts for dollar rolls as short-term collateralized financings and includes the repurchase obligation in other liabilities. There were no dollar rolls outstanding at December 31, 2001 and 2000.

INVESTMENT INCOME

Interest on fixed maturity securities and performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or discount. Interest on delinquent mortgage loans is recorded as income when received. Dividends are recorded as income on ex-dividend dates.

Income on mortgage-backed securities is recognized using a constant effective yield based on estimated prepayments of the underlying mortgages. If actual prepayments differ from estimated prepayments, a new effective yield is calculated and the net investment in the security is adjusted accordingly. The adjustment is recognized in net investment income.

REALIZED INVESTMENT GAINS

Realized investment gains (losses) are recognized using the specific-identification method and reported in net realized investment gains (losses).

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.5 SEPARATE ACCOUNTS

Separate Accounts are assets and liabilities associated with certain contracts, principally annuities, for which the investment risk lies solely with the contract holder. Therefore, the Company's liability for these accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC.

CIP represents the cost assigned to insurance contracts in force that are acquired through the purchase of a block of business. At December 31, 2001 and 2000, CIP of $11 million and $16 million, respectively, was reported within other assets.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 5.08% to 5.15%.

DPAC and CIP are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment is included in accumulated other comprehensive income within shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.6 DEFERRED POLICY ACQUISITION COSTS ("DPAC") AND COST OF INSURANCE PURCHASED ("CIP") (CONTINUED)

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

1.7 OTHER ASSETS

Goodwill is charged to expense in equal amounts, generally over 40 years. The Company reviews goodwill for indicators of impairment in value which it believes are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the Company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If facts and circumstances suggest that a subsidiary's goodwill is impaired, the Company assesses the fair value of the underlying business based on an independent appraisal and reduces goodwill to an amount that results in the book value of the subsidiary approximating fair value. (See Footnote 1.13 Accounting Changes for treatment beginning next year.)

1.8 POLICY AND CONTRACT CLAIMS RESERVES

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Reserves are determined using the net level premium method. Interest assumptions used to compute reserves ranged from 2.00% to 13.50% at December 31, 2001.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.9 PREMIUM RECOGNITION

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

For limited-payment contracts, net premiums are recorded as revenue, and the difference between the gross premium received and the net premium is deferred and recognized in a constant relationship to insurance in force. For all other contracts, premiums are recognized when due.

1.10 REINSURANCE

The Company limits its exposure to loss on any single insured to $2.5 million by ceding additional risks through reinsurance contracts with other insurers. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Reinsurance recoveries on ceded reinsurance contracts were $101 million, $65 million, and $71 million, during 2001, 2000, and 1999, respectively. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies. Benefits paid and future policy benefits related to ceded insurance contracts are recorded as reinsurance receivables, and are included in accounts receivable.

1.11 PARTICIPATING POLICY CONTRACTS

Participating life insurance accounted for approximately 1% of life insurance in force at December 31, 2001 and 2000.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.11 PARTICIPATING POLICY CONTRACTS (CONTINUED)

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $3.6 million, $4.4 million, and $4.6 million in 2001, 2000, and 1999, respectively.

1.12 INCOME TAXES

The Company's parent, AGC, was acquired by AIG on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with AGC for the period January 1, 2001 to August 29, 2001. For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC and AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. AGC agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided; if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income. Changes related to fluctuations in the fair value of available-for-sale securities are included in the consolidated statements of comprehensive income and accumulated other comprehensive income in shareholder's equity.

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES

SFAS 133

On January 1, 2001, the Company adopted Statement of Financial Accounting Standards ("SFAS") 133, Accounting for Derivative Instruments and Hedging Activities, which requires all derivative instruments to be recognized at fair value in the balance sheet. Changes in the fair value of a derivative instrument will be reported in net income or other comprehensive income, depending upon the intended use of the derivative instrument.

Adoption of SFAS 133 did not materially impact the Company's results of operations and financial position in current periods and it is not expected to materially impact future periods. The impact of fair value adjustments on derivatives which do not qualify for hedge accounting and any ineffectiveness resulting from hedging activities have been recorded in investment gains (losses).

In January 2001, the Emerging Issues Task Force ("EITF") of the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets ("EITF 99-20"). This pronouncement changed the accounting requirements for interests in many asset-backed securities and residential mortgage backed securities. EITF 99-20 requires that interest income on securities within its scope be recognized prospectively, with changes in expected future cash flows reflected in reported yields going forward. In addition, if cash flows are expected to decrease, EITF 99-20 may require investors to recognize impairment losses. In accordance with the transition provisions of EITF 99-20, the Company recorded a loss of $22.4 million, net of tax, at June 30, 2001 which is being recognized and reported in the consolidated statements of income and comprehensive income as a cumulative effect of accounting change.

In June 2001, the FASB issued Statement of Financial Accounting Standards 142, Goodwill and Other Intangible Assets ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated income statement. SFAS 142 is effective for the year commencing January 1, 2002. In addition, SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or

                    American General Life Insurance Company

1. ACCOUNTING POLICIES (CONTINUED)

1.13 ACCOUNTING CHANGES (CONTINUED)

more frequently if circumstances indicate that a possible impairment has occurred. As of December 31, 2001, the Company recorded $27 million of goodwill in Other Assets on its consolidated balance sheet. The Company has evaluated the impact of the impairment provisions of SFAS 142, and has determined that the impact on its consolidated results of operations and financial position will not be significant.

2. INVESTMENTS

2.1 INVESTMENT INCOME

Investment income by type of investment was as follows for the year ended:

                                         2001            2000           1999
                                     ------------------------------------------
                                                  (In Thousands)
Investment income:
 Fixed maturities                     $2,101,393      $2,050,503     $2,118,794
 Equity securities                         4,000          22,996         17,227
 Mortgage loans on real estate           175,016         159,414        134,878
 Investment real estate                   16,491          22,749         20,553
 Policy loans                             74,619          71,927         69,684
 Other long-term investments              (2,875)         13,062          7,539
 Short-term investments                   64,420          66,296         24,874
 Investment income from affiliates         7,490          10,733          8,695
                                     ------------------------------------------
Gross investment income                2,440,554       2,417,680      2,402,244
Investment expenses                       46,776          54,986         54,048
                                     ------------------------------------------
Net investment income                 $2,393,778      $2,362,694     $2,348,196
                                     ==========================================

The carrying value of investments that produced no investment income during 2001 was less than 0.9% of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

Derivative financial instruments did not have a material effect on net investment income in 2001, 2000, or 1999.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.2 NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the year ended:

                                         2001            2000            1999
                                    ------------------------------------------
                                                   (In Thousands)
Fixed maturities:
 Gross gains                         $ 303,468       $  62,856       $ 118,427
 Gross losses                         (295,380)       (174,057)       (102,299)
                                    ------------------------------------------
Total fixed maturities                   8,088        (111,201)         16,128
Equity securities                       (4,538)              -             793
Unhedged derivatives                    (2,250)              -               -
Other investments                      (66,968)         13,092         (11,570)
                                    ------------------------------------------
Net realized investment (losses)
 gains before tax                      (65,668)        (98,109)          5,351
Income tax (benefit) expense           (22,030)        (34,338)          1,874
                                    ------------------------------------------
Net realized investment (losses)
 gains after tax                     $ (43,638)      $ (63,771)      $   3,477
                                    ==========================================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES

All fixed maturity and equity securities are classified as available-for-sale and reported at fair value. Amortized cost and fair value at December 31, 2001 and 2000 were as follows:

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS           VALUE
                               -------------------------------------------------------
                                                     (In Thousands)
December 31, 2001
Fixed maturity securities:
Corporate securities:
   Investment-grade              $13,900,833       $573,231      $(247,059)    $14,227,005
   Below investment-grade          1,814,978         32,155       (219,750)      1,627,383
 Mortgage-backed securities*       7,041,992        142,028        (71,273)      7,112,747
 U.S. government obligations         522,593         14,546        (10,389)        526,750
 Foreign governments                 194,027          9,468         (1,476)        202,019
 State and political
  subdivisions                     4,838,258         95,224        (47,167)      4,886,315
 Redeemable preferred stocks           7,057              -            (57)          7,000
                                 ---------------------------------------------------------
Total fixed maturity
 securities                      $28,319,738       $866,652      $(597,171)    $28,589,219
                                 =========================================================
Equity securities                $   202,556       $    220      $ (26,605)    $   176,171
                                 =========================================================
Investment in Parent Company     $     8,597       $ 55,729      $       -     $    64,326
                                 =========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

                                                  GROSS           GROSS
                                 AMORTIZED      UNREALIZED     UNREALIZED         FAIR
                                   COST            GAIN           LOSS            VALUE
                              ---------------------------------------------------------------
                                                      (In Thousands)
December 31, 2000
Fixed maturity securities:
Corporate securities:
   Investment-grade              $18,495,450       $420,049      $(420,341)     $18,495,158
   Below investment-grade          1,662,879         14,888       (287,880)       1,389,887
 Mortgage-backed securities*       6,340,762        145,597         (5,907)       6,480,452
 U.S. government obligations         215,220         22,526            (21)         237,725
 Foreign governments                 209,305          7,402         (1,655)         215,052
 State and political
  subdivisions                       168,302          2,940         (4,821)         166,421
 Redeemable preferred stocks           7,060              -            (60)           7,000
                                 ----------------------------------------------------------
Total fixed maturity
 securities                      $27,098,978       $613,402      $(720,685)     $26,991,695
                                 ==========================================================
Equity securities                $   233,278       $ 10,146      $ (10,197)     $   233,227
                                 ==========================================================
Investment in Parent Company     $     8,597       $ 48,422      $       -      $    57,019
                                 ==========================================================

* Primarily include pass-through securities guaranteed by and mortgage obligations ("CMOs") collateralized by the U.S. government and government agencies.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.3 FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

Net unrealized gains (losses) on securities included in accumulated comprehensive income in shareholders' equity at December 31 were as follows:

                                                2001            2000            1999
                                           -----------------------------------------
                                                       (In Thousands)
Gross unrealized gains                     $ 922,601       $ 671,970       $ 296,288
Gross unrealized losses                     (623,776)       (730,882)       (909,135)
DPAC and other fair value adjustments        (96,749)         23,119         200,353
Deferred federal income (taxes)
 benefit                                     (72,615)          4,330          55,631
Other                                             (1)             (3)             (2)
                                           -----------------------------------------
Net unrealized gains (losses) on
 securities                                $ 129,460       $ (31,466)      $(356,865)
                                           =========================================

The contractual maturities of fixed maturity securities at December 31, 2001 were as follows:


                                      2001                           2000
                        -------------------------------------------------------------
                            AMORTIZED        MARKET        AMORTIZED        MARKET
                               COST          VALUE           COST           VALUE
                        -------------------------------------------------------------
                                 (In Thousands)                 (In Thousands)
Fixed maturity securities,
 excluding mortgage-backed
 securities:
   Due in one year or
    less                    $ 1,224,135    $ 1,248,865     $   832,001    $   833,695
   Due after one year
    through five years        4,314,919      4,466,280       5,539,620      5,562,918
   Due after five years
    through ten years         8,003,153      8,086,515       7,492,395      7,433,403
   Due after ten years        7,735,539      7,674,812       6,894,200      6,681,227
Mortgage-backed
 securities                   7,041,992      7,112,747       6,340,762      6,480,452
                            ---------------------------------------------------------
Total fixed maturity
 securities                 $28,319,738    $28,589,219     $27,098,978    $26,991,695
                            =========================================================

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $31.2 billion, $12.3 billion, and $12.3 billion, and $12.3 billion during 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75% or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2001 and 2000:

                              OUTSTANDING     PERCENT OF         PERCENT
                                AMOUNT           TOTAL        NONPERFORMING
                            ------------------------------------------------
                             (In Millions)
December 31, 2001
Geographic distribution:
 South Atlantic                  $  493            22.5%           0.0%
 Pacific                            360            16.3            9.1
 Mid-Atlantic                       407            18.5            0.0
 East North Central                 320            14.5            0.0
 Mountain                            86             3.9            0.0
 West South Central                 170             7.7            0.0
 East South Central                 210             9.5            0.0
 West North Central                  87             4.0            0.0
 New England                         77             3.5            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================
Property type:
 Office                          $1,034            47.0%           3.5%
 Retail                             585            26.5            0.0
 Industrial                         268            12.2            0.0
 Apartments                         205             9.3            0.0
 Hotel/motel                         81             3.7            0.0
 Other                               37             1.7            0.0
Allowance for losses                 (8)           (0.4)           0.0
                                 ----------------------
Total                            $2,202           100.0%           1.3%
                                 ======================

                    American General Life Insurance Company

2. INVESTMENTS (CONTINUED)

2.4 MORTGAGE LOANS ON REAL ESTATE (CONTINUED)

                            OUTSTANDING     PERCENT OF         PERCENT
                              AMOUNT           TOTAL        NONPERFORMING
                            ----------------------------------------------
                           (In Millions)

December 31, 2000
Geographic distribution:
 South Atlantic                $  461            22.0%           0.0%
 Pacific                          374            17.9            7.6
 Mid-Atlantic                     200             9.6            0.0
 East North Central               158             7.6            0.0
 Mountain                         290            13.9            0.0
 West South Central               374            18.0            0.0
 East South Central                89             4.3            0.0
 West North Central                68             3.3            0.0
 New England                       79             3.8            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================
Property type:
 Office                        $  596            28.5%           0.0%
 Retail                           900            43.2            3.2
 Industrial                       300            14.4            0.0
 Apartments                       181             8.7            0.0
 Hotel/motel                       77             3.7            0.0
 Other                             39             1.9            0.0
Allowance for losses               (9)           (0.4)           0.0
                            -------------------------
Total                          $2,084           100.0%           1.4%
                            =========================

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

3. DEFERRED POLICY ACQUISITIONS COSTS

The balance of DPAC at December 31 and the components of the change reported in operating costs and expenses for the years then ended were as follows:

                                       2001            2000            1999
                                   ------------------------------------------
                                                 (In Thousands)

Balance at January 1               $2,090,810      $1,956,653      $1,087,718
 Capitalization                       296,014         299,306         307,854
 Accretion of interest                148,969         124,927         116,711
 Amortization                        (338,600)       (148,370)       (217,777)
 Effect of net realized and
  unrealized (losses) gains on
  securities                         (154,505)       (141,706)        662,147
                                   ------------------------------------------
Balance at December 31             $2,042,688      $2,090,810      $1,956,653
                                   ==========================================

4. OTHER ASSETS

Other assets consisted of the following:

                                                 DECEMBER 31
                                             2001           2000
                                          -----------------------
                                               (In Thousands)

Goodwill                                  $ 26,828       $ 27,069
Cost of insurance purchased ("CIP")         10,598         15,598
Computer software                           70,992         73,215
Other                                      118,548        112,803
                                          -----------------------
Total other assets                        $226,966       $228,685
                                          =======================

                    American General Life Insurance Company

4. OTHER ASSETS (CONTINUED)

A rollforward of CIP for the year ended December 31, 2001, was as follows:

                                         2001            2000
                                       ------------------------
                                            (In Thousands)

Balance at January 1                    $15,598         $19,014
Accretion of interest at 5.02%            1,000             788
Amortization                             (6,000)         (3,432)
Other changes                                 -            (772)
                                       ------------------------
Balance at December 31                  $10,598         $15,598
                                       ========================

5. FEDERAL INCOME TAXES

5.1 TAX LIABILITIES

Income tax liabilities were as follows:

                                                      DECEMBER 31
                                                  2001           2000
                                                -----------------------
                                                      (In Thousands)

Current tax (receivable) payable                $ 47,772       $  9,260
Deferred tax liabilities, applicable to:
 Net income                                      450,050        463,117
 Net unrealized investment gains                  60,901         (6,063)
                                                -----------------------
Total deferred tax liabilities                   510,951        457,054
                                                -----------------------
Total current and deferred tax liabilities      $558,723       $466,314
                                                =======================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.1 TAX LIABILITIES (CONTINUED)

Components of deferred tax liabilities and assets at December 31 were as follows:

                                                    2001            2000
                                                 -------------------------
                                                       (In Thousands)
Deferred tax liabilities applicable to:
 Deferred policy acquisition costs               $ 621,014       $ 624,393
 Basis differential of investments                  49,434          55,603
 Net unrealized gains on debt and equity
  securities available for sale                     60,901               -
 Other                                             133,743         143,307
                                                 -------------------------
Total deferred tax liabilities                     865,092         823,303

Deferred tax assets applicable to:
 Policy reserves                                  (261,146)       (246,128)
 Net unrealized gains on debt and equity
  securities available for sale                          -         (39,360)
 Other                                             (93,995)        (89,761)
                                                 -------------------------
Total deferred tax assets before valuation
 allowance                                        (355,141)       (375,249)
Valuation allowance                                  1,000           9,000
                                                 -------------------------
Total deferred tax assets, net of valuation
 allowance                                        (354,141)       (366,249)
                                                 -------------------------
Net deferred tax liabilities                     $ 510,951       $ 457,054
                                                 =========================

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2001, the Company had approximately $88.2 million of policyholders' surplus on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, the Company does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized in relation to the policyholders' surplus account. If the entire balance of the policyholders' surplus became taxable at the current federal income tax rates, the tax would be approximately $30.9 million.

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.2 TAX EXPENSE

Components of income tax expense (benefit) for the years were as follows:

                                        2001            2000            1999
                                     ----------------------------------------
                                                  (In Thousands)

Current expense                      $203,313        $174,263        $176,725
Deferred expense (benefit):
 Deferred policy acquisition cost      35,727          82,739          65,377
 Policy reserves                       18,259          12,738         (22,654)
 Basis differential of investments      7,964          14,627          (4,729)
 Litigation settlement                  3,524           2,764          22,641
 Internally developed software         16,198           3,702          18,654
 Basis differential of securities     (70,624)        (11,373)        (14,358)
 Restructure charges                  (17,799)              -               -
 Other, net                            (5,581)        (18,600)         21,540
                                     ----------------------------------------
Total deferred expense (benefit)      (12,332)         86,597          86,471
                                     ----------------------------------------
Income tax expense                   $190,981        $260,860        $263,196
                                     ========================================

A reconciliation between the income tax expense computed by applying the federal income tax rate (35%) to income before taxes and the income tax expense reported in the financial statement is presented below.

                                          2001          2000          1999
                                        ------------------------------------
                                                   (In Thousands)

Income tax at statutory percentage of
  GAAP pretax income                    $222,797      $279,241      $266,386
Tax-exempt investment income             (31,812)      (16,654)      (16,423)
Goodwill                                     397           669           853
Other                                       (401)       (2,396)       12,380
                                        ------------------------------------
Income tax expense                      $190,981      $260,860      $263,196
                                        ====================================

                    American General Life Insurance Company

5. FEDERAL INCOME TAXES (CONTINUED)

5.3 TAXES PAID

Income taxes paid amounted to approximately $131 million, $182 million, and $126 million in 2001, 2000, and 1999, respectively.

5.4 TAX RETURN EXAMINATIONS

The Internal Revenue Service (IRS) is currently examining the Parent Company's tax return for the tax years 1993 to 1999.

Although the final outcome of any issues raised in examination is uncertain, the Parent Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements.

The Company's ultimate parent, American General Corporation, was acquired by American International Group, Inc. (AIG) on August 29, 2001. The Company will join in the filing of a consolidated federal income tax return with American General Corporation for the period January 1, 2001 to August 29, 2001. The Company has a written agreement with American General Corporation under which each subsidiary agrees to pay American General Corporation an amount equal to consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. American General Corporation agrees to pay each subsidiary for the tax benefits, if any, of net operating losses and investment, research and foreign tax credits which are not useable by the subsidiary but which are used by other members of the consolidated group.

For the period August 30, 2001 to December 31, 2001, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses, if any, within ninety days after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES

Indebtedness from affiliates were as follows:

                                    DECEMBER 31, 2001             DECEMBER 31, 2000
                            ------------------------------------------------------------
                                PAR VALUE      BOOK VALUE     PAR VALUE      BOOK VALUE
                            ------------------------------------------------------------
                                                  (In Thousands)
American General
 Corporation, 9 3/8%, due
 2008                            $  4,725       $  3,575        $ 4,725        $ 3,486
American General
 Corporation, Promissory
 notes, 5 1/2% due 2004             7,339          7,339          9,786          9,786
American General
 Corporation, Senior
 Promissory notes, 2 16/25%
 due 2006                         165,000        165,000              -              -
American General
 Corporation, Restricted
 Subordinated Note, 13 1/2%,
 due 2002                          25,321         25,321         25,321         25,321
                                 -----------------------------------------------------
Total notes receivable
 from affiliates                  202,385        201,235         39,832         38,593
Accounts receivable from
 affiliates                             -         11,780              -         39,632
                                 -----------------------------------------------------
Indebtedness from
 affiliates                      $202,385       $213,015        $39,832        $78,225
                                 =====================================================

Various American General companies provide services to the Company, principally mortgage servicing and investment management services, provided by American General Investment Management Corporation on a fee basis. The Company paid approximately $111,463,000, $85,002,378, and $55,318,000, for such services in
2001, 2000, and 1999, respectively. Accounts payable for such services at December 31, 2001 and 2000 were not material. The Company rents facilities and provides services on an allocated cost basis to various American General companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies ("AGLC"). AGLC provides shared services, including technology, to a number of American General Corporation's life insurance subsidiaries. The Company received approximately $225,712,000, $171,650,000, and $138,885,000, for such services and rent in 2001, 2000, and
1999, respectively. Accounts receivable for rent and services at December 31, 2001 and 2000 were not material.

                    American General Life Insurance Company

6. TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The holder of this stock, The Franklin Life Insurance Company ("Franklin"), an affiliated company, is entitled to one vote per share, voting together with the holders of common stock.

7. BENEFIT PLANS

7.1 PENSION PLANS

The Company has non-contributory defined benefit pension plans covering most employees. Pension benefits are based on the participant's compensation and length of credited service.

Equity and fixed maturity securities were 70% and 30%, respectively, of the plans' assets at the plans' most recent balance sheet dates. Additionally, 0.2% of plan assets were invested in general investment accounts of the Parent Company's subsidiaries through deposit administration insurance contracts.

The benefit plans have purchased annuity contracts from American General Corporation's subsidiaries to provide benefits for certain retirees. These contracts are expected to provide future annual benefits to certain retirees of American General Corporation and its subsidiaries of approximately $56 million.

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The components of pension (income) expense and underlying assumptions were as follows:

                                           2001           2000         1999
                                       --------------------------------------
                                                    (In Thousands)

Service cost                           $  4,909       $  4,605       $  3,575
Interest cost                            11,150          9,818          7,440
Expected return on plan assets          (18,858)       (17,815)       (12,670)
Amortization                               (405)          (918)          (820)
Recognized net actuarial gain               (70)          (868)             -
Gain due to settlement or curtailment     1,330              -              -
Additional change due to contractual
 termination                                292              -              -
                                       --------------------------------------
Pension (income)                       $ (1,652)      $ (5,178)      $ (2,475)
                                       ======================================
Discount rate on benefit obligation        7.25%          8.00%          7.75%
Rate of increase in compensation
 levels                                    4.25%          4.50%          4.25%
Expected long-term rate of return on
 plan assets                              10.35%         10.35%         10.35%

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The Company's funding policy is to contribute annually no more than the maximum deductible for federal income tax purposes. The funded status of the plans and the prepaid pension expense included in other assets at December 31 were as follows:

                                                    2001           2000
                                                 -----------------------
                                                      (In Thousands)

Projected benefit obligation ("PBO")             $162,880       $130,175
Plan assets at fair value                         168,641        187,266
                                                 -----------------------
Plan assets at fair value in excess of PBO          5,761         57,091
Other unrecognized items, net                      23,427        (32,730)
                                                 -----------------------
Prepaid pension expense                          $ 29,188       $ 24,361
                                                 =======================

The change in PBO was as follows:

                                                   2001            2000
                                                 ------------------------
                                                      (In Thousands)

PBO at January 1                                 $130,175        $100,600
Service and interest costs                         16,058          14,423
Benefits paid                                      (6,927)         (5,394)
Actuarial loss                                     22,267           1,668
Amendments, transfers, and acquisitions             1,470          18,878
(Loss) due to settlement or curtailment              (163)              -
                                                 ------------------------
PBO at December 31                               $162,880        $130,175
                                                 ========================

                    American General Life Insurance Company

7. BENEFIT PLANS (CONTINUED)

7.1 PENSION PLANS (CONTINUED)

The change in the fair value of plan assets was as follows:

                                                    2001            2000
                                                 -------------------------
                                                        (In Thousands)

Fair value of plan assets at January 1            $187,266        $145,863
Actual return on plan assets                       (19,825)          9,249
Benefits paid                                       (5,589)         (5,344)
Acquisitions and other                               6,789          37,498
                                                 -------------------------
Fair value of plan assets at December 31          $168,641        $187,266
                                                 =========================

7.2 POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company has life, medical, supplemental major medical, and dental plans for certain retired employees and agents. Most plans are contributory, with retiree contributions adjusted annually to limit employer contributions to predetermined amounts. The Company has reserved the right to change or eliminate these benefits at any time.

The life plans are insured through December 31, 2001. A portion of the retiree medical and dental plans is funded through a voluntary employees' beneficiary association ("VEBA"); the remainder is unfunded and self-insured. All of the retiree medical and dental plans' assets held in the VEBA were invested in readily marketable securities at its most recent balance sheet date.

Postretirement benefit income (expense) in 2001, 2000, and 1999 was $(107,000), $35,000, and $254,000, respectively. The accrued liability for postretirement benefits was $20.0 million and $20.5 million at December 31, 2001 and 2000, respectively. These liabilities were discounted at the same rates used for the pension plans.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS

8.1 USE OF DERIVATIVE FINANCIAL INSTRUMENTS

The Company's use of derivative financial instruments is generally limited to interest rate and currency swap agreements, and options to enter into interest rate swap agreements (call and put swaptions). The Company is neither a dealer nor a trader in derivative financial instruments.

Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For both cash flow hedges and foreign currency hedges, to the extent the hedge is effective, gains and losses on both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of other comprehensive income or shareholder's equity. Any ineffective portion of both cash flow hedges and foreign currency hedges are reported in net realized investment gains (losses).

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis, or vice versa, and to hedge against the risk of declining interest rates on anticipated security purchases.

Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates and to hedge against currency rate fluctuation on anticipated security purchases.

The difference between amounts paid and received on swap agreements is recorded on an accrual basis as an adjustment to net investment income or interest expense, as appropriate, over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or assets.

The fair values of swap agreements are recognized in the consolidated balance sheets if the hedge investments are carried at fair value or if they hedge anticipated purchases of such investments. In this event, changes in the fair value of a swap agreement are reported in net unrealized gains on securities included in other accumulated comprehensive income in shareholders' equity, consistent with the treatment of the related investment security.

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.2 INTEREST RATE AND CURRENCY SWAP AGREEMENTS (CONTINUED)

For swap agreements hedging anticipated investment purchases, the net swap settlement amount or unrealized gain or loss is deferred and included in the measurement of the anticipated transaction when it occurs.

Swap agreements generally have terms of two to ten years. Any gain or loss from early termination of a swap agreement is deferred and amortized into income over the remaining term of the related investment. If the underlying investment is extinguished or sold, any related gain or loss on swap agreements is recognized in income.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                        2001            2000
                                                 ----------------------------
                                                      (Dollars in Millions)
Interest rate swap agreements to receive fixed
 rate:
 Notional amount                                       $  160           $ 160
 Average receive rate                                    6.74%           6.74%
 Average pay rate                                        2.07%           6.94%
Currency swap agreements (receive U.S.
 dollars/pay Canadian dollars):
   Notional amount (in U.S. dollars)                   $   74           $  74
   Average exchange rate                                 1.43            1.43
Currency swap agreements (receive U.S.
 dollars/pay Australian dollars):
   Notional amount (in U.S. dollars)                   $   23           $  23
   Average exchange rate                                 1.85            1.85
Currency swap agreements (receive U.S.
 dollars/pay Japanese Yen):
   Notional amount (in U.S. dollars)                   $   12           $   -
   Average exchange rate                                44.60               -

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.3 SWAPTIONS

Options to enter into interest rate swap agreements are used to limit the Company's exposure to reduced spreads between investment yields and interest crediting rates should interest rates decline significantly over prolonged periods. During such periods, the spread between investment yields and interest crediting rates may be reduced as a result of certain limitations on the Company's ability to manage interest crediting rates. Call swaptions allow the Company to enter into interest rate swap agreements to receive fixed rates and pay lower floating rates, effectively increasing the spread between investment yields and interest crediting rates.

During prolonged periods of increasing interest rates, the spread between investment yields and interest crediting rates may be reduced if the Company decides to increase interest crediting rates to limit surrenders. Put swaptions, which allow the Company to enter into interest rate swap agreements to pay fixed rates and receive higher floating rates, effectively maintain the spread between investment yields and interest crediting rates during such periods.

Premiums paid to purchase swaptions are included in investments and are amortized to net investment income over the exercise period of the swaptions. If a swaption is terminated, any gain is deferred and amortized to insurance and annuity benefits over the expected life of the insurance and annuity contracts and any unamortized premium is charged to income. If a swaption ceases to be an effective hedge, any related gain or loss is recognized in income.

Swaptions at December 31 were as follows:

                                                   2001            2000
                                            ----------------------------
                                                 (Dollars in Millions)
Call swaptions:
 Notional amount                                   $ 376           $ 723
 Average strike rate                                5.25%           5.00%

Put swaptions:
 Notional amount                                   $ 684           $ 790
 Average strike rate                                8.25%           8.70%

                    American General Life Insurance Company

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

8.4 CREDIT AND MARKET RISK


Derivative financial instruments expose the Company to credit risk in the event of non-performance by counterparties. The Company limits this exposure by entering into agreements with counterparties having high credit ratings and by regularly monitoring the ratings. The Company does not expect any counterparty to fail to meet its obligation; however, non-performance would not have a material impact on the Company's consolidated results of operations or financial position.

The Company's exposure to market risk is mitigated by the offsetting effects of changes in the value of the agreements and the related items being hedged.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below. Care should be exercised in drawing conclusions based on fair value, since (1) the fair values presented do not include the value associated with all of the Company's assets and liabilities, and (2) the reporting of investments at fair value without a corresponding evaluation of related policyholders liabilities can be misinterpreted.

                                   2001                           2000
                           FAIR          CARRYING         FAIR        CARRYING
                           VALUE          AMOUNT          VALUE        AMOUNT
                        ------------------------------------------------------
                                            (In Millions)
ASSETS
Fixed maturity and
 equity securities          $28,765       $28,765        $27,406       $27,406
Mortgage loans on real
 estate                       2,288         2,202          2,090         2,084
Policy loans                  1,521         1,291          1,357         1,297
Short-term investments          488           488            140           140
Investment in Parent Co.         64            64             57            57
Indebtedness from
 affiliates                     213           213             78            78
Assets held in separate
 accounts                    20,279        20,279         22,226        22,226

LIABILITIES
Insurance investment
 contracts                   29,582        29,593         25,038        25,328
Liabilities related to
 separate accounting         20,279        20,279         22,226        22,226

The following methods and assumptions were used to estimate the fair value of financial instruments:

     FIXED MATURITY AND EQUITY SECURITIES

     Fair values of fixed maturity and equity securities were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS ON REAL ESTATE

     Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

     POLICY LOANS

     Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

     INVESTMENT IN PARENT COMPANY

     The fair value of the investment in Parent Company is based on quoted market prices of AIG common stock.

     ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS

     The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds.

     DERIVATIVE FINANCIAL INSTRUMENTS

     If the Company elected to terminate the interest rate swaps, they would have paid $-0- million and $-0- million at December 31, 2001 and 2000, respectively, and received $26.5 million and $11.4 million at December 31, 2001 and 2000. These fair values were estimated using cash flows discounted at current market rates.

     INSURANCE INVESTMENT CONTRACTS

     Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

                    American General Life Insurance Company

9. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INDEBTEDNESS FROM AFFILIATES

     Indebtedness from affiliates is composed of accounts receivable and notes receivable from affiliates. Due to the short-term nature of accounts receivable, fair value is assumed to equal carrying value. The fair value of notes receivable was estimated using discounted cash flows based on contractual maturities and discount rates that were based on U.S. Treasury rates for similar maturity ranges.

10. DIVIDENDS PAID

American General Life Insurance Company paid $261 million, $251 million, and $187 million in dividends on common stock to AGC Life Insurance Company in 2001, 2000, and 1999, respectively. The Company also paid $680 thousand in dividends on preferred stock to an affiliate, The Franklin Life Insurance Company, in 2001, 2000, and 1999.

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2001, approximately $3.5 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $2.5 billion of consolidated shareholders' equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10% of policyholders' surplus or the previous year's statutory net gain from operations.

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. On December 16, 1998, American General Corporation announced that certain of its life insurance subsidiaries had entered into agreements to resolve all pending market conduct class action lawsuits.

In conjunction with the proposed settlements, the Company recorded a charge of $97.1 million ($63.1 million after-tax) in the fourth quarter of 1998. The charge covered the cost of policyholder benefits and other anticipated expenses resulting from the proposed settlements, as well as other administrative and legal costs.

On December 31, 1999, the Company entered into an agreement with the Parent Company whereby the Company assigned, and the Parent Company assumed, $80.1 million of the liabilities of the Company related to the proposed resolution. The liabilities of American General Life Insurance Company of New York, which totaled $17.0 million, were not assumed by the Parent Company. As consideration for the assumption of the liabilities, the Company paid the Parent Company an amount equal to the liabilities recorded with respect to the proposed resolution of the litigation. As of December 31, 2001, the Company has a remaining market conduct litigation liability of $3.3 million recorded.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

                    American General Life Insurance Company

11. RESTRICTIONS, COMMITMENTS, AND CONTINGENCIES (CONTINUED)

Insurance companies that are under regulatory supervision result in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2001 and 2000, the Company has accrued $4.2 million and $3.8 million, respectively, for guaranty fund assessments, net of $-0- million and $-0- million, respectively, of premium tax deductions. The Company has recorded receivables of $1.9 million and $5.9 million at December 31, 2001 and 2000, respectively, for expected recoveries against the payment of future premium taxes. Expenses incurred for guaranty fund assessments were $0.6 million, $6.2 million, and $2.1 million, in 2001, 2000, and 1999, respectively.

The Company had $148,432,178 of unfunded commitments for its investments in limited partnerships at December 31, 2001.

                    American General Life Insurance Company

12. REINSURANCE

Reinsurance transactions for the years ended December 31, 2001, 2000, and 1999 were as follows:

                                                                                        PERCENTAGE
                                          CEDED TO        ASSUMED                        OF AMOUNT
                                            OTHER        FROM OTHER                     ASSUMED TO
                        GROSS AMOUNT      COMPANIES      COMPANIES      NET AMOUNT          NET
                     ------------------------------------------------------------------------------
                                               (In Thousands)
December 31, 2001
Life insurance in
 force                    $57,955,308     $27,383,136     $1,476,006     $32,048,178           4.61%
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   347,394         136,077          5,899         217,216           2.72%
 Accident and health
  insurance                       784              71              -             713           0.00%
                          ----------------------------------------------------------
Total premiums            $   348,178     $   136,148     $    5,899     $   217,929           2.71%
                          ==========================================================
December 31, 2000
Life insurance in
 force                    $53,258,777     $21,254,765     $  401,854     $32,405,866          1.24 %
                          ==========================================================
Premiums:
 Life insurance and
  annuities                   138,418          77,566            810          61,662           1.31%
 Accident and health
  insurance                       877             127              -             750           0.00%
                          ----------------------------------------------------------
Total premiums            $   139,295     $    77,693     $      810     $    62,412           1.30%
                          ==========================================================
December 31, 1999
Life insurance in
 force                    $50,060,334     $17,056,734     $  524,062     $33,527,662           1.56%
                          ==========================================================
Premiums:
 Life insurance and
  annuities               $   101,900     $    49,530     $      252     $    52,622           0.48%
 Accident and health
  insurance                       977              84              -             893           0.00%
                          ----------------------------------------------------------
Total premiums            $   102,877     $    49,614     $      252     $    53,515           0.47%
                          ==========================================================

Reinsurance recoverable on paid losses was approximately $14.6 million, $12.2 million, and $8.0 million, at December 31, 2001, 2000, and 1999, respectively. Reinsurance recoverable on unpaid losses was approximately $11.4 million, $3.2 million, and $10.5 million, at December 31, 2001, 2000, and 1999, respectively.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.1 NATURE OF OPERATIONS

The Company manages its business operation through two divisions, which are based on products and services offered.

RETIREMENT SERVICES

The Retirement Services Division provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

LIFE INSURANCE

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

                    American General Life Insurance Company

13. DIVISION OPERATIONS

13.2 DIVISION RESULTS

Results of each division exclude goodwill amortization, net realized investment gains, and non-recurring items.

Division earnings information was as follows:

                           REVENUES                INCOME BEFORE TAXES              EARNINGS
              -------------------------------------------------------------------------------------
                    2001       2000       1999    2001     2000     1999     2001     2000     1999
              -------------------------------------------------------------------------------------
                                                   (In Millions)
Retirement
 Services         $2,107     $2,215     $2,088   $ 562    $ 702    $ 567    $ 385    $ 463    $ 374
Life Insurance     1,104        942        883     176      199      191      106      143      123
                  ---------------------------------------------------------------------------------
Total
 divisions         3,211      3,157      2,971     738      901      758      491      606      497
Goodwill
 amortization          -          -          -      (1)      (1)      (2)      (1)      (1)      (2)
RG (L)               (66)       (98)         5     (66)     (98)       5      (44)     (64)       3
Nonrecurring
 items                 -          -          -     (34)       -        -      (22)       -        -
                  ---------------------------------------------------------------------------------
Total
 consolidated     $3,145     $3,059     $2,976   $ 637    $ 802    $ 761    $ 424    $ 541    $ 498
                  =================================================================================

Division balance sheet information was as follows:

                                     ASSETS                    LIABILITIES
                               ------------------------------------------------
                                                 December 31
                               ------------------------------------------------
                                  2001         2000          2001         2000
                               ------------------------------------------------
                                                 (In Millions)

Retirement Services             $45,688      $46,356       $43,028      $43,970
Life Insurance                   11,410       10,685        10,242        9,610
                               ------------------------------------------------
Total consolidated              $57,098      $57,041       $53,270      $53,580
                               ================================================

                          INDEX OF WORDS AND PHRASES

This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                                                                                                      Page to
                                                                                                      See in this
Defined Term
------------
Prospectus
----------
accumulation value....................................................................................      6
Administrative Center.................................................................................    1,4
AGLC..................................................................................................     63
AGL...................................................................................................     37
alternative minimum death benefit.....................................................................     16
amount at risk........................................................................................      8
automatic rebalancing.................................................................................      6
base coverage......................................................................................... 15, 50
basis.................................................................................................     40
beneficiary...........................................................................................     46
cash surrender value..................................................................................     26
cash value accumulation test..........................................................................     16
close of business.....................................................................................     48
Code..................................................................................................     38
contingent insured....................................................................................      3
cost of insurance rates...............................................................................     48
daily charge..........................................................................................      7
date of issue.........................................................................................     49
death benefit Option 1, Option 2......................................................................     16
declared fixed interest account option................................................................     51
dollar cost averaging.................................................................................     5
full surrender........................................................................................    26
Fund, Funds...........................................................................................     1
guideline premium test................................................................................    16
guaranteed minimum death benefit......................................................................    19
investment option..................................................................................... 1, 37
joint equal age.......................................................................................    18
lapse.................................................................................................    19
last surviving contingent insured.....................................................................     3
loan, loan interest...................................................................................    26

Defined term
------------
Prospectus                                                                                               Page to
----------                                                                                               See in this
maturity, maturity date................................................................................     28
modified endowment contract............................................................................     30
monthly deduction day..................................................................................     49
monthly guarantee premium..............................................................................     19
monthly insurance charge...............................................................................      8
Mutual Fund............................................................................................      2
planned periodic premium...............................................................................     18
Policy.................................................................................................      1
Policy loan............................................................................................     26
Policy month, year.....................................................................................     49
premium payments.......................................................................................      5
reinstate, reinstatement...............................................................................     19
SEC....................................................................................................      2
separate account.......................................................................................     37
Separate Account VL-R..................................................................................  1, 37
seven-pay test.........................................................................................     38
specified amount.......................................................................................     15
surrender..............................................................................................     26
telephone transactions.................................................................................     31
transfers..............................................................................................     20
uninsurable............................................................................................     29
valuation date, period.................................................................................     48
variable investment option.............................................................................      1

     We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

     You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)


UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII, for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement contains the following papers and documents:

     The 2 facing sheets, including the Note.
     Cross-Reference Table.
     Prospectus, consisting of 66 pages of text, plus 28 financial pages of Separate Account VL-R, plus 46 financial pages of American General Life Insurance Company.
     The undertaking to file reports.
     The Rule 484 undertaking.
     Representation pursuant to Section 26(e)(2)(A).
     The signatures.
     Written Consents of the following persons:

          Independent Auditors

The following exhibits:

     1.   Exhibits required by Article IX, paragraph A of Form N-8B-2:

          (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

          (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

          (2)          Not applicable.

          (3)(a) Form of Distribution Agreement between American General Life Insurance Company and American General Distributors, Inc. (16)

          (3)(b)(i)    Form of Selling Group Agreement.  (16)

          (3)(b)(ii) Form of Selling Group Agreement, Schedule A (identifying the policy offered) and Schedule B (describing the commissions paid). (14)

          (3)(c) Schedule of Commissions (incorporated by reference from the text included under the heading "Distribution of the Policies" in the prospectus that is filed as part of this Registration Statement).

          (4)          Not applicable.

          (5) Specimen form of the "Platinum Investor(SM) Survivor" Variable Universal Life Insurance Policy (Policy Form No. 99206). (14)

          (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

          (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

          (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

          (7)          Not applicable.

          (8)(a)(i) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

          (8)(a)(ii) Form of Amendment Three to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated dated as of February 1, 2000. (13)

          (8)(a)(iii) Form of Amendment Four to Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (16)

          (8)(b)(i) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company.
                       (10)

          (8)(b)(ii) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

          (8)(b)(iii) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (15)

          (8)(b)(iv) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

          (8)(c)(i) Form of Participation Agreement Between American General Life Insurance Company and Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

          (8)(c)(ii) Amendment One to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

          (8)(d)(i) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

          (8)(d)(ii) Form of Amendment Three to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company dated as of February 1, 2000. (13)

          (8)(d)(iii) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (15)

          (8)(e)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

          (8)(e)(ii) Amendment Number 1 to Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (11)

          (8)(e)(iii) Form of Amendment Six to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company and American General Securities Incorporated. (14)

          (8)(e)(iv) Form of Amendment Seven to Participation Agreement Among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP, American General Life Insurance Company, and American General Securities Incorporated. (16)

          (8)(f) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

          (8)(g)(i) Form of Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust and SAFECO Securities, Inc. (6)

          (8)(g)(ii) Form of Amendment Three to Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resources Series Trust and SAFECO Securities, Inc., dated as of January 1, 2000.
                       (14)

          (8)(g)(iii) Form of Amendment Four Participation Agreement Among American General Life Insurance Company, American General Securities Incorporated, SAFECO Resource Series Trust, and SAFECO Securities, Inc. (16)

          (8)(h)(i) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

          (8)(h)(ii) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

          (8)(h)(iii) Form of Amendment Five to Amended and Restated Participation Agreement among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Distributors, Inc. and Van Kampen Asset Management Inc. (13)

          (8)(h)(iv) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc., American General Life Insurance Company and American General Securities Incorporated. (16)

          (8)(i) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

          (8)(j) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

          (8)(k) Form of Administrative Services Agreement between American General Life Insurance Company and SAFECO Asset Management Company. (14)

          (8)(l) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000. (13)

          (8)(m) Form of Services Agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

          (8)(n) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

          (8)(o)(i) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

          (8)(o)(ii) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and the Dreyfus Corporation effective as of December 1, 1998. (4)

          (8)(p)(i) Form of Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (15)

          (8)(p)(ii) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, Ayco Asset Management and Ayco Series Trust. (21)

          (8)(q) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

          (8)(r) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (15)

          (8)(s) Form of Participation Agreement by and between American General Life Insurance Company and J. P. Morgan Series Trust II. (15)

          (8)(t) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (15)

          (8)(u) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (15)

          (8)(v) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (15)

          (8)(w) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (15)

          (8)(x)(i) Form of Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (15)

          (8)(x)(ii) Form of Amendment No. 1 to Administrative Services Agreement by and between Ayco Asset Management and American General Life Insurance Company. (21)

          (8)(y) Form of Service Contract by and between Fidelity Distributors Corporation and American General Life Insurance Company. (15)

          (8)(z) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (15)

          (8)(aa) Form of Administrative Services Agreement by and between American General Life Insurance Company and Morgan Guaranty Trust Company of New York. (15)

          (8)(bb) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (15)

          (8)(cc) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (15)

          (8)(dd) Form of PIMCO Variable Insurance Trust Series Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (15)

          (8)(ee) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (15)

          (8)(ff) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (19)

          (8)(gg) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (19)

          (8)(hh) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (19)

          (8)(ii) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (19)

          (8)(jj)(i) Form of Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (22)

          (8)(jj)(ii) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective May 1, 2000.
                        (18)

          (8)(jj)(iii)  Form of Amendment to Participation Agreement by and
                        among American General Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., effective November 1, 2001. (23)

          (8)(kk)(i) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (24)

          (8)(kk)(ii) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (23)

          (8)(ll) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company.
                       (26)

          (8)(mm) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (26)

          (9)          Not applicable.

          (10)(a) Form of amended Life Insurance Application - Part A, Form No. AGLC 0336-2001. (25)

          (10)(b) Form of amended Life Insurance Application - Part B, Form No. AGLC 0337-2001. (25)

          (10)(c) Specimen form of Medical Exam Form Life Insurance Application. (14)

          (10)(d) Specimen Form of amended Supplemental Application. (Filed herewith)

          (10)(e)      Form of amended Service Request Form.  (Filed herewith)

          (10)(f) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940. (18)

          (11) Not applicable. Rule 17j(1)(c)(i) of the Investment Company Act of 1940 specifically exempts the Separate Account from adopting a code of ethics.

     2.   Other Exhibits

          2(a) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (14)

          2(b) Opinion and Consent of American General Life Insurance Company's actuary. (14)

          3            Not applicable.

          4            Not applicable.

          6            Consent of Independent Auditors.  (Filed herewith)

          7            Powers of Attorney.  (20)

------------------------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on November 12, 1999.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(14) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on February 4, 2000.

(15) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(17) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on October 18, 2000.

(18) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 10, 2001.

(19) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on April 13, 2001.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 26, 2000.

23) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

24) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

25) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on April 23, 2002.

26) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

AIG American General                                     Privacy Notice

--------------------------------------------------------------------------------
     AIG/American General understands that your privacy is important. You have received this notice in accordance with applicable state and federal laws and because you are a current or potential customer of one of our companies. This notice will help you understand what types of nonpublic personal information we may collect, how we use it and what we do to protect your privacy.

     . Our employees, representatives, agents and selected third parties may collect nonpublic information about you, including:

         - Information provided to us, such as on applications or other forms

         - Information about transactions with us, our affiliates or third parties

         - Information from others, such as credit reporting agencies, employers, and federal and state agencies

     . The types of nonpublic personal information that we collect vary according to the products provided and may include your name, address, Social Security number, account balances, income, assets, insurance premiums, coverage and beneficiaries, credit reports, marital status and payment history. We also may collect nonpublic personal health information, such as medical reports, to underwrite insurance policies, administer claims or perform other insurance or related functions.

     . We restrict access to nonpublic personal information to those employees, agents, representatives or third parties who provide products or services to you and who have been trained to handle nonpublic personal information in conformity with this notice.

     . We have policies and procedures that give directions to our employees, and to the agents and representatives acting on our behalf, regarding how to protect and use nonpublic personal information.

     . We maintain physical, electronic and procedural safeguards designed to protect nonpublic personal information.

     . We do not share nonpublic personal information about you except as permitted by law.

     . We may disclose all types of nonpublic personal information that we collect, including information regarding your transactions or experiences with us, when needed, to:

         (i) affiliated AIG/American General companies, including the American International Group family of companies, agents, employees, representatives and other third parties as permitted by law; or

         (ii) other financial institutions with whom we have joint marketing agreements.

     . Examples of the types of companies and individuals to whom we may disclose nonpublic personal information include banks, attorneys, trustees, third-party administrators, insurance agents, insurance companies, insurance support organizations, credit reporting agencies, registered broker-dealers, auditors, regulators and reinsurers.

     . Unless authorized by you or by applicable law, we do not share your personally identifiable health information.

     . Our privacy policy applies, to the extent required by law, to our agents and representatives when they are acting on behalf of AIG/American General.

     .   You will receive appropriate notice if our privacy policy changes.

     .   Our privacy policy applies to current and former customers.


   This Privacy Notice is Provided To You For Informational Purposes Only.
    You Do Not Need To Call Or Take Any Action In Response To This Notice.


     New Mexico and Vermont Residents Only: Following the law of your state, we will not disclose nonpublic personal financial information about you to nonaffiliated third parties (other than as permitted by law) unless you authorize us to make that disclosure.

     Your authorization must be in writing. If you wish to authorize us to disclose your nonpublic personal financial information to nonaffiliated third parties, you may write to us at: American General Service Center, P.O. Box 4373, Houston, Texas 77210-4373.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                              POWERS OF ATTORNEY

         Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Houston, and state of Texas, on the 23rd day of April, 2002.


                                        AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        SEPARATE ACCOUNT VL-R
                                        (Registrant)

                                 BY:    AMERICAN GENERAL LIFE INSURANCE
                                        COMPANY
                                        (On behalf of the Registrant and itself)



                                 BY:    /s/ ROBERT F. HERBERT, JR.
                                        --------------------------
                                        Robert F. Herbert, Jr.
                                        Senior Vice President, Treasurer and
                                          Controller


[SEAL]


ATTEST:   /s/ LAUREN W. JONES
          -------------------
          Lauren W. Jones
          Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amended registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                        Date
---------                          -----                        ----


/s/ RODNEY O. MARTIN, JR.          Director and Chairman        April 23, 2002
-------------------------
Rodney O. Martin, Jr.


/s/ ROYCE G. IMHOFF, II            Director and President       April 23, 2002
-----------------------
Royce G. Imhoff, II


/s/ DAVID L. HERZOG                Director and Chief           April 23, 2002
-------------------
David L. Herzog                    Financial Officer


/s/ DAVID J. DIETZ                 Director                     April 23, 2002
------------------
David J. Dietz


/s/ ROBERT F. HERBERT, JR.         Director                     April 23, 2002
--------------------------
Robert F. Herbert, Jr.


/s/ GARY D. REDDICK                Director                     April 23, 2002
-------------------
Gary D. Reddick


/s/ R. KENDALL NOTTINGHAM          Director                     April 23, 2002
-------------------------
R. Kendall Nottingham


/s/ NICHOLAS A. O'KULICH           Director                     April 23, 2002
------------------------
Nicholas A. O'Kulich

EXHIBIT INDEX:

The following exhibits:

     1.  Exhibits required by Article IX, paragraph A of Form N-8B-2:


     Other Exhibits

          (10)(d) Specimen Form of amended Variable Universal Life Insurance Supplemental Application.

          (10)(e)    Form of amended Service Request Form.

          6          Consent of Independent Auditors.

                                      E-1